Separate Account VL-R

American General Life Insurance Company

Financial Statements

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of American General Life Insurance Company Separate Account VL-R.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of American General Life Insurance Company Separate Account VL-R indicated in the table below as of December 31, 2025 and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of American General Life Insurance Company Separate Account VL-R. as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Hedged Allocation Portfolio Class A (1)	LVIP JPMorgan Small Cap Core Fund Standard Class (1)
AB VPS Large Cap Growth Portfolio Class A (1)	LVIP JPMorgan U.S. Equity Fund Standard Class (1)
AB VPS Relative Value Portfolio Class A (1)	MFS VIT Growth Series Initial Class (1)
AB VPS Small Cap Growth Portfolio Class A (1)	MFS VIT Investors Trust Series Initial Class (1)
AB VPS Sustainable Global Thematic Portfolio Class A (1)	MFS VIT New Discovery Series Initial Class (1)
Alger Capital Appreciation Portfolio Class I-2 (1)	MFS VIT Research Series Initial Class (1)
Alger Mid Cap Growth Portfolio Class I-2 (1)	MFS VIT Total Return Series Initial Class (1)
American Funds IS American High-Income Trust Class 2 (1)	MFS VIT Utilities Series Initial Class (1)
American Funds IS Asset Allocation Fund Class 2 (1)	MFS VIT II Core Equity Portfolio Initial Class (1)
American Funds IS Global Growth Fund Class 2 (1)	Morgan Stanley VIF Growth Portfolio Class I (1)
American Funds IS Growth Fund Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class I (1)
American Funds IS Growth-Income Fund Class 2 (1)	Neuberger Berman AMT Quality Equity Portfolio Class I (1)
American Funds IS International Fund Class 2 (1)	Neuberger Berman AMT Short Duration Bond Portfolio Class I (1)
BNY Mellon IP Mid Cap Stock Portfolio Initial Shares (1)	PIMCO Commodity Real Return Strategy Portfolio Administrative Class (1)
BNY Mellon Stock Index Fund, Inc. Initial Shares (1)	PIMCO Global Bond Opportunities Portfolio (Unhedged) (1)
BNY Mellon VIF Small Cap Portfolio Initial Shares (1)	PIMCO Real Return Portfolio Administrative Class (1)
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA (1)	PIMCO Short-Term Portfolio Administrative Class (1)
EQ/Common Stock Index Portfolio Class IA (1)	PIMCO Total Return Portfolio Administrative Class (1)
EQ/Core Plus Bond Portfolio Class IA (1)	Putnam VT Diversified Income Fund Class IB (1)
EQ/International Equity Index Portfolio Class IA (1)	Putnam VT International Value Fund Class IB (1)
EQ/Moderate Allocation Portfolio Class IA (1)	Putnam VT Large Cap Growth Fund Class IB (1)
EQ/Money Market Portfolio Class IA (1)	Putnam VT Large Cap Value Fund Class IB (1)
Fidelity VIP Asset Manager 50% Portfolio Initial Class (1)	Putnam VT Small Cap Value Fund Class IB (1)
Fidelity VIP Asset Manager 50% Portfolio Service Class 2 (1)	Putnam VT Sustainable Leaders Fund Class IB (1)
Fidelity VIP Asset Manager 70% Portfolio Initial Class (1)	SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)
Fidelity VIP Contrafund Portfolio Initial Class (1)	SAST SA AB Growth Portfolio Class 1 (1)
Fidelity VIP Contrafund Portfolio Service Class 2 (1)	SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)
Fidelity VIP Equity-Income Portfolio Initial Class (1)	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1 (1)
Fidelity VIP Equity-Income Portfolio Service Class 2 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)
Fidelity VIP Freedom 2020 Portfolio Service Class 2 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)
Fidelity VIP Freedom 2025 Portfolio Service Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
Fidelity VIP Freedom 2030 Portfolio Service Class 2 (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1 (1)
Fidelity VIP Government Money Market Portfolio Initial Class (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3 (1)
Fidelity VIP Government Money Market Portfolio Service Class 2 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
Fidelity VIP Growth Portfolio Initial Class (1)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
Fidelity VIP Growth Portfolio Service Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
Fidelity VIP High Income Portfolio Initial Class (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
Fidelity VIP Index 500 Portfolio Initial Class (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)

Fidelity VIP Investment Grade Bond Portfolio Initial Class (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
Fidelity VIP Mid Cap Portfolio Service Class 2 (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
Fidelity VIP Overseas Portfolio Initial Class (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
FTVIP Franklin Mutual Shares VIP Fund Class 2 (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1 (1)
FTVIP Franklin Small Cap Value VIP Fund Class 2 (1)	SAST SA MFS Large Cap Growth Portfolio Class 1 (1)
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
FTVIP Franklin U.S. Government Securities VIP Fund Class 2 (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
FTVIP Templeton Foreign VIP Fund Class 2 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
Goldman Sachs VIT Strategic Growth Fund Institutional Shares (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1 (1)
Invesco V.I. American Franchise Fund Series I (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
Invesco V.I. Conservative Balanced Fund Series I (2)	SAST SA Putnam International Growth and Income Portfolio Class 1 (1)
Invesco V.I. Core Equity Fund Series I (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
Invesco V.I. Equity and Income Fund Series I (2)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
Invesco V.I. EQV International Equity Fund Series 1 (1)	VALIC Company I Core Bond Fund (1)
Invesco V.I. Global Fund Series I (1)	VALIC Company I Dynamic Allocation Fund (1)
Invesco V.I. Global Real Estate Fund Series I (1)	VALIC Company I Emerging Economies Fund (1)
Invesco V.I. Global Strategic Income Fund Series I (1)	VALIC Company I International Equities Index Fund (1)
Invesco V.I. Government Securities Fund Series I (1)	VALIC Company I International Value Fund (1)
Invesco V.I. Growth and Income Fund Series I (1)	VALIC Company I Mid Cap Index Fund (1)
Invesco V.I. High Yield Fund Series I (1)	VALIC Company I Mid Cap Value Fund (1)
Invesco V.I. Main Street Fund Series I (1)	VALIC Company I Nasdaq-100 Index Fund (1)
Janus Henderson Enterprise Portfolio Service Shares (1)	VALIC Company I Science & Technology Fund (1)
Janus Henderson Forty Portfolio Service Shares (1)	VALIC Company I Small Cap Index Fund (1)
Janus Henderson Global Research Portfolio Service Shares (1)	VALIC Company I Stock Index Fund (1)
Janus Henderson Overseas Portfolio Service Shares (1)	VALIC Company I U.S. Socially Responsible Fund (1)
LVIP American Century Capital Appreciation Fund Standard Class II (1)	VanEck VIP Emerging Markets Fund Initial Class (1)
LVIP American Century Disciplined Core Value Fund Standard Class II(1)	VanEck VIP Global Resources Fund Initial Class (1)
LVIP American Century Value Fund Standard Class II (1)	Vanguard VIF High Yield Bond Portfolio (1)
LVIP JPMorgan Core Bond Fund Standard Class (1)	Vanguard VIF Real Estate Index Portfolio (1)
LVIP JPMorgan Mid Cap Value Fund Standard Class (1)	Victory Pioneer Fund VCT Portfolio Class I (1)
Victory Pioneer Mid Cap Value VCT Portfolio Class I (1)
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2025 and 2024.
(2) The Invesco V.I. Conservative Balanced Fund, in operation for the period January 1, 2024 to April 26, 2024 (cessation of operations) merged into the Invesco V.I. Equity and Income Fund, in operation for the period April 26, 2024 (commencement of operations) to December 31, 2024 and January 1, 2025 to December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of American General Life Insurance Company Separate Account VL-R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of American General Life Insurance Company Separate Account VL-R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 20, 2026

We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets
AB VPS Balanced Hedged Allocation Portfolio Class A	$228,748	$—	$228,748
AB VPS Large Cap Growth Portfolio Class A	54,191,391	—	54,191,391
AB VPS Relative Value Portfolio Class A	2,051,601	—	2,051,601
AB VPS Small Cap Growth Portfolio Class A	479,275	—	479,275
AB VPS Sustainable Global Thematic Portfolio Class A	1,364,454	—	1,364,454
Alger Capital Appreciation Portfolio Class I-2	24,155,080	—	24,155,080
Alger Mid Cap Growth Portfolio Class I-2	4,620,972	—	4,620,972
American Funds IS American High-Income Trust Class 2	1,771,320	—	1,771,320
American Funds IS Asset Allocation Fund Class 2	13,084,688	—	13,084,688
American Funds IS Global Growth Fund Class 2	4,583,385	—	4,583,385
American Funds IS Growth Fund Class 2	12,343,235	—	12,343,235
American Funds IS Growth-Income Fund Class 2	12,426,909	—	12,426,909
American Funds IS International Fund Class 2	2,845,424	—	2,845,424
BNY Mellon IP MidCap Stock Portfolio Initial Shares	4,703,514	—	4,703,514
BNY Mellon Stock Index Fund, Inc. Initial Shares	8,469,231	—	8,469,231
BNY Mellon VIF Small Cap Portfolio Initial Shares	7,929,537	—	7,929,537
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	694,713	—	694,713
EQ/Common Stock Index Portfolio Class IA	2,415,784	—	2,415,784
EQ/Core Plus Bond Portfolio Class IA	10,105	—	10,105
EQ/International Equity Index Portfolio Class IA	172,619	—	172,619
EQ/Moderate Allocation Portfolio Class IA	316,311	—	316,311
EQ/Money Market Portfolio Class IA	8,492	—	8,492
Fidelity VIP Asset Manager 50% Portfolio Initial Class	10,076,986	—	10,076,986
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	4,262,561	—	4,262,561
Fidelity VIP Asset Manager 70% Portfolio Initial Class	6,714,960	—	6,714,960
Fidelity VIP Contrafund Portfolio Initial Class	70,786,766	—	70,786,766
Fidelity VIP Contrafund Portfolio Service Class 2	65,097,856	—	65,097,856
Fidelity VIP Equity-Income Portfolio Initial Class	37,222,001	—	37,222,001
Fidelity VIP Equity-Income Portfolio Service Class 2	24,418,295	—	24,418,295
Fidelity VIP Freedom 2020 Portfolio Service Class 2	237,382	—	237,382
Fidelity VIP Freedom 2025 Portfolio Service Class 2	457,307	—	457,307
Fidelity VIP Freedom 2030 Portfolio Service Class 2	2,061,747	—	2,061,747
Fidelity VIP Government Money Market Portfolio Initial Class	13,447,427	—	13,447,427
Fidelity VIP Government Money Market Portfolio Service Class 2	579,942	—	579,942
Fidelity VIP Growth Portfolio Initial Class	116,395,924	—	116,395,924
Fidelity VIP Growth Portfolio Service Class 2	46,795,912	—	46,795,912
Fidelity VIP High Income Portfolio Initial Class	1,780,203	—	1,780,203
Fidelity VIP Index 500 Portfolio Initial Class	59,007,767	—	59,007,767
Fidelity VIP Investment Grade Bond Portfolio Initial Class	2,380,875	—	2,380,875
Fidelity VIP Mid Cap Portfolio Service Class 2	14,835,574	—	14,835,574
Fidelity VIP Overseas Portfolio Initial Class	7,321,674	—	7,321,674
FTVIP Franklin Mutual Shares VIP Fund Class 2	7,373,743	—	7,373,743
FTVIP Franklin Small Cap Value VIP Fund Class 2	9,338,640	—	9,338,640
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	20,956	—	20,956
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	1,916,433	—	1,916,433
FTVIP Templeton Foreign VIP Fund Class 2	4,107,864	—	4,107,864
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	5,930,114	—	5,930,114
Invesco V.I. American Franchise Fund Series I	1,095,959	—	1,095,959
Invesco V.I. Core Equity Fund Series I	11,925,910	—	11,925,910
Invesco V.I. Equity and Income Fund Series I	1,548,750	—	1,548,750
Invesco V.I. EQV International Equity Fund Series 1	8,603,576	—	8,603,576
Invesco V.I. Global Fund Series I	12,179,096	—	12,179,096
Invesco V.I. Global Real Estate Fund Series I	804,916	—	804,916
The accompanying Notes to Financial Statements are an integral part of this statement.

4

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets
Invesco V.I. Global Strategic Income Fund Series I	$123	$—	$123
Invesco V.I. Government Securities Fund Series I	7,920	—	7,920
Invesco V.I. Growth and Income Fund Series I	13,878,595	—	13,878,595
Invesco V.I. High Yield Fund Series I	786,673	—	786,673
Invesco V.I. Main Street Fund Series I	881,529	—	881,529
Janus Henderson Enterprise Portfolio Service Shares	8,954,555	—	8,954,555
Janus Henderson Forty Portfolio Service Shares	2,723,082	—	2,723,082
Janus Henderson Global Research Portfolio Service Shares	4,964,138	—	4,964,138
Janus Henderson Overseas Portfolio Service Shares	7,493,696	—	7,493,696
LVIP American Century Capital Appreciation Fund Standard Class II	422,241	—	422,241
LVIP American Century Disciplined Core Value Fund Standard Class II	161,046	—	161,046
LVIP American Century Value Fund Standard Class II	19,662,826	—	19,662,826
LVIP JPMorgan Core Bond Fund Standard Class	5,093,288	—	5,093,288
LVIP JPMorgan Mid Cap Value Fund Standard Class	411,261	—	411,261
LVIP JPMorgan Small Cap Core Fund Standard Class	3,824,887	—	3,824,887
LVIP JPMorgan U.S. Equity Fund Standard Class	394,178	—	394,178
MFS VIT Growth Series Initial Class	44,109,979	—	44,109,979
MFS VIT Investors Trust Series Initial Class	3,743,877	—	3,743,877
MFS VIT New Discovery Series Initial Class	8,780,117	—	8,780,117
MFS VIT Research Series Initial Class	12,278,614	—	12,278,614
MFS VIT Total Return Series Initial Class	4,199,495	—	4,199,495
MFS VIT Utilities Series Initial Class	7,780,332	—	7,780,332
MFS VIT II Core Equity Portfolio Initial Class	16,272,489	—	16,272,489
Morgan Stanley VIF Growth Portfolio Class I	8,052,895	—	8,052,895
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	9,129,082	—	9,129,082
Neuberger Berman AMT Quality Equity Portfolio Class I	726,947	—	726,947
Neuberger Berman AMT Short Duration Bond Portfolio Class I	42,959	—	42,959
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	1,000,172	—	1,000,172
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	632,093	—	632,093
PIMCO Real Return Portfolio Administrative Class	6,658,568	—	6,658,568
PIMCO Short-Term Portfolio Administrative Class	4,394,817	—	4,394,817
PIMCO Total Return Portfolio Administrative Class	13,998,575	—	13,998,575
Putnam VT Diversified Income Fund Class IB	4,479,605	—	4,479,605
Putnam VT International Value Fund Class IB	5,543,809	—	5,543,809
Putnam VT Large Cap Growth Fund Class IB	141,093	—	141,093
Putnam VT Large Cap Value Fund Class IB	24,212,981	—	24,212,981
Putnam VT Small Cap Value Fund Class IB	151,546	—	151,546
Putnam VT Sustainable Leaders Fund Class IB	112,603	—	112,603
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	247,595	—	247,595
SAST SA AB Growth Portfolio Class 1	10,849,614	—	10,849,614
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	179,557	—	179,557
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	508,230	—	508,230
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	206,932	—	206,932
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,357,012	—	3,357,012
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	653,949	—	653,949
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	232,849	—	232,849
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	731,235	—	731,235
SAST SA Invesco Growth Opportunities Portfolio Class 1	149,768	—	149,768
SAST SA Janus Focused Growth Portfolio Class 1	1,418,699	—	1,418,699
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	5,469,129	—	5,469,129
SAST SA JPMorgan Emerging Markets Portfolio Class 1	382,906	—	382,906
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,922,302	—	3,922,302
SAST SA JPMorgan Large Cap Core Portfolio Class 1	505,827	—	505,827
The accompanying Notes to Financial Statements are an integral part of this statement.

5

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	$44,815	$—	$44,815
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	8,872,581	—	8,872,581
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,381,800	—	1,381,800
SAST SA MFS Large Cap Growth Portfolio Class 1	75,265	—	75,265
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	789,064	—	789,064
SAST SA MFS Total Return Portfolio Class 1	917,625	—	917,625
SAST SA Morgan Stanley International Equities Portfolio Class 1	326,127	—	326,127
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	125,951	—	125,951
SAST SA PineBridge High-Yield Bond Portfolio Class 1	255,788	—	255,788
SAST SA Putnam International Value Portfolio Class 1	625,398	—	625,398
SAST SA Wellington Capital Appreciation Portfolio Class 1	7,220,588	—	7,220,588
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,467,964	—	1,467,964
VALIC Company I Core Bond Fund	525,852	—	525,852
VALIC Company I Dynamic Allocation Fund	12,940,243	—	12,940,243
VALIC Company I Emerging Economies Fund	778,876	—	778,876
VALIC Company I International Equities Index Fund	6,213,130	—	6,213,130
VALIC Company I International Value Fund	340,256	—	340,256
VALIC Company I Mid Cap Index Fund	19,016,585	—	19,016,585
VALIC Company I Mid Cap Value Fund	379,574	—	379,574
VALIC Company I Nasdaq-100 Index Fund	15,498,177	—	15,498,177
VALIC Company I Science & Technology Fund	10,686,087	—	10,686,087
VALIC Company I Small Cap Index Fund	9,759,552	—	9,759,552
VALIC Company I Stock Index Fund	36,250,866	—	36,250,866
VALIC Company I U.S. Socially Responsible Fund	310,205	—	310,205
VanEck VIP Emerging Markets Fund Initial Class	133,663	—	133,663
VanEck VIP Global Resources Fund Initial Class	300,952	—	300,952
Vanguard VIF High Yield Bond Portfolio	5,735,644	—	5,735,644
Vanguard VIF Real Estate Index Portfolio	11,423,867	—	11,423,867
Victory Pioneer Fund VCT Portfolio Class I	2,861,101	—	2,861,101
Victory Pioneer Mid Cap Value VCT Portfolio Class I	1,349,670	—	1,349,670
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	4,210,312	—	4,210,312
The accompanying Notes to Financial Statements are an integral part of this statement.

6

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
AB VPS Balanced Hedged Allocation Portfolio Class A	22,829	$10.02	$228,748	$222,684	1
AB VPS Large Cap Growth Portfolio Class A	585,536	92.55	54,191,391	40,207,076	1
AB VPS Relative Value Portfolio Class A	64,638	31.74	2,051,601	1,892,790	1
AB VPS Small Cap Growth Portfolio Class A	35,982	13.32	479,275	472,013	1
AB VPS Sustainable Global Thematic Portfolio Class A	41,561	32.83	1,364,454	1,362,575	1
Alger Capital Appreciation Portfolio Class I-2	187,467	128.85	24,155,080	17,600,754	1
Alger Mid Cap Growth Portfolio Class I-2	193,995	23.82	4,620,972	4,040,162	1
American Funds IS American High-Income Trust Class 2	195,079	9.08	1,771,320	1,798,766	1
American Funds IS Asset Allocation Fund Class 2	483,722	27.05	13,084,688	12,260,045	1
American Funds IS Global Growth Fund Class 2	120,267	38.11	4,583,385	4,261,724	1
American Funds IS Growth Fund Class 2	88,928	138.80	12,343,235	9,634,864	1
American Funds IS Growth-Income Fund Class 2	187,491	66.28	12,426,909	10,517,691	1
American Funds IS International Fund Class 2	128,057	22.22	2,845,424	2,486,607	1
BNY Mellon IP MidCap Stock Portfolio Initial Shares	231,245	20.34	4,703,514	4,265,568	1
BNY Mellon Stock Index Fund, Inc. Initial Shares	97,180	87.15	8,469,231	5,555,521	1
BNY Mellon VIF Small Cap Portfolio Initial Shares	165,199	48.00	7,929,537	7,272,355	1
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	9,276	74.89	694,713	702,670	1
EQ/Common Stock Index Portfolio Class IA	45,375	53.24	2,415,784	1,752,563	1
EQ/Core Plus Bond Portfolio Class IA	2,972	3.40	10,105	10,697	1
EQ/International Equity Index Portfolio Class IA	12,437	13.88	172,619	173,182	1
EQ/Moderate Allocation Portfolio Class IA	25,758	12.28	316,311	299,727	1
EQ/Money Market Portfolio Class IA	8,492	1.00	8,492	8,497	1
Fidelity VIP Asset Manager 50% Portfolio Initial Class	571,906	17.62	10,076,986	8,534,082	1
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	251,182	16.97	4,262,561	3,829,431	1
Fidelity VIP Asset Manager 70% Portfolio Initial Class	259,566	25.87	6,714,960	6,675,618	1
Fidelity VIP Contrafund Portfolio Initial Class	1,181,946	59.89	70,786,766	51,052,076	1
Fidelity VIP Contrafund Portfolio Service Class 2	1,144,880	56.86	65,097,856	56,466,276	1
Fidelity VIP Equity-Income Portfolio Initial Class	1,264,764	29.43	37,222,001	29,437,406	1
Fidelity VIP Equity-Income Portfolio Service Class 2	868,052	28.13	24,418,295	21,459,064	1
Fidelity VIP Freedom 2020 Portfolio Service Class 2	18,079	13.13	237,382	232,021	1
Fidelity VIP Freedom 2025 Portfolio Service Class 2	26,806	17.06	457,307	408,143	1
Fidelity VIP Freedom 2030 Portfolio Service Class 2	117,613	17.53	2,061,747	1,782,487	1
Fidelity VIP Government Money Market Portfolio Initial Class	13,447,427	1.00	13,447,427	13,447,427	1
Fidelity VIP Government Money Market Portfolio Service Class 2	579,942	1.00	579,942	579,942	1
Fidelity VIP Growth Portfolio Initial Class	1,191,117	97.72	116,395,924	101,684,110	1
Fidelity VIP Growth Portfolio Service Class 2	503,832	92.88	46,795,912	45,436,662	1
Fidelity VIP High Income Portfolio Initial Class	364,796	4.88	1,780,203	1,856,939	1
Fidelity VIP Index 500 Portfolio Initial Class	89,388	660.13	59,007,767	20,104,517	1
Fidelity VIP Investment Grade Bond Portfolio Initial Class	209,584	11.36	2,380,875	2,581,424	1
Fidelity VIP Mid Cap Portfolio Service Class 2	421,825	35.17	14,835,574	14,770,855	1
Fidelity VIP Overseas Portfolio Initial Class	266,049	27.52	7,321,674	5,862,189	1
FTVIP Franklin Mutual Shares VIP Fund Class 2	457,996	16.10	7,373,743	7,275,332	1
FTVIP Franklin Small Cap Value VIP Fund Class 2	673,298	13.87	9,338,640	8,930,495	1
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,464	14.31	20,956	18,113	1
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	182,517	10.50	1,916,433	1,931,641	1
FTVIP Templeton Foreign VIP Fund Class 2	253,259	16.22	4,107,864	3,476,072	1
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	382,835	15.49	5,930,114	4,852,352	1
Invesco V.I. American Franchise Fund Series I	13,530	81.00	1,095,959	860,016	1
Invesco V.I. Core Equity Fund Series I	330,999	36.03	11,925,910	10,403,650	1
Invesco V.I. Equity and Income Fund Series I	84,770	18.27	1,548,750	1,481,797	1
Invesco V.I. EQV International Equity Fund Series 1	238,260	36.11	8,603,576	8,129,612	1
Invesco V.I. Global Fund Series I	320,925	37.95	12,179,096	12,415,793	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

7

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
Invesco V.I. Global Real Estate Fund Series I	56,844	$14.16	$804,916	$779,569	1
Invesco V.I. Global Strategic Income Fund Series I	27	4.57	123	108	1
Invesco V.I. Government Securities Fund Series I	744	10.65	7,920	7,602	1
Invesco V.I. Growth and Income Fund Series I	650,661	21.33	13,878,595	12,788,331	1
Invesco V.I. High Yield Fund Series I	165,965	4.74	786,673	810,579	1
Invesco V.I. Main Street Fund Series I	39,798	22.15	881,529	769,270	1
Janus Henderson Enterprise Portfolio Service Shares	122,080	73.35	8,954,555	8,751,807	1
Janus Henderson Forty Portfolio Service Shares	52,498	51.87	2,723,082	2,205,557	1
Janus Henderson Global Research Portfolio Service Shares	64,959	76.42	4,964,138	3,876,310	1
Janus Henderson Overseas Portfolio Service Shares	141,337	53.02	7,493,696	5,215,549	1
LVIP American Century Capital Appreciation Fund Standard Class II	27,852	15.16	422,241	411,857	1
LVIP American Century Disciplined Core Value Fund Standard Class II	16,637	9.68	161,046	143,893	1
LVIP American Century Value Fund Standard Class II	1,522,008	12.92	19,662,826	18,329,475	1
LVIP JPMorgan Core Bond Fund Standard Class	511,580	9.96	5,093,288	5,439,990	1
LVIP JPMorgan Mid Cap Value Fund Standard Class	45,635	9.01	411,261	453,642	1
LVIP JPMorgan Small Cap Core Fund Standard Class	174,286	21.95	3,824,887	3,608,955	1
LVIP JPMorgan U.S. Equity Fund Standard Class	7,984	49.37	394,178	287,309	1
MFS VIT Growth Series Initial Class	650,110	67.85	44,109,979	43,488,044	1
MFS VIT Investors Trust Series Initial Class	143,115	26.16	3,743,877	4,111,474	1
MFS VIT New Discovery Series Initial Class	562,828	15.60	8,780,117	8,411,392	1
MFS VIT Research Series Initial Class	402,710	30.49	12,278,614	12,157,314	1
MFS VIT Total Return Series Initial Class	180,004	23.33	4,199,495	4,237,492	1
MFS VIT Utilities Series Initial Class	206,211	37.73	7,780,332	7,137,543	1
MFS VIT II Core Equity Portfolio Initial Class	511,231	31.83	16,272,489	13,686,413	1
Morgan Stanley VIF Growth Portfolio Class I	303,196	26.56	8,052,895	5,244,904	1
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	314,905	28.99	9,129,082	9,242,871	1
Neuberger Berman AMT Quality Equity Portfolio Class I	17,001	42.76	726,947	481,743	1
Neuberger Berman AMT Short Duration Bond Portfolio Class I	4,443	9.67	42,959	45,667	1
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	159,010	6.29	1,000,172	988,588	1
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	63,463	9.96	632,093	649,945	1
PIMCO Real Return Portfolio Administrative Class	554,419	12.01	6,658,568	6,715,535	1
PIMCO Short-Term Portfolio Administrative Class	425,442	10.33	4,394,817	4,373,598	1
PIMCO Total Return Portfolio Administrative Class	1,481,331	9.45	13,998,575	14,253,029	1
Putnam VT Diversified Income Fund Class IB	951,084	4.71	4,479,605	4,922,970	1
Putnam VT International Value Fund Class IB	349,547	15.86	5,543,809	3,917,369	1
Putnam VT Large Cap Growth Fund Class IB	8,026	17.58	141,093	100,680	1
Putnam VT Large Cap Value Fund Class IB	678,425	35.69	24,212,981	18,642,443	1
Putnam VT Small Cap Value Fund Class IB	14,019	10.81	151,546	144,763	1
Putnam VT Sustainable Leaders Fund Class IB	2,432	46.30	112,603	93,888	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	16,278	15.21	247,595	278,165	1
SAST SA AB Growth Portfolio Class 1	179,987	60.28	10,849,614	9,472,868	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	15,178	11.83	179,557	196,038	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	23,939	21.23	508,230	456,218	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,686	11.70	206,932	246,194	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	165,942	20.23	3,357,012	3,280,072	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	45,256	14.45	653,949	567,615	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	17,748	13.12	232,849	250,846	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	55,820	13.10	731,235	812,627	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	19,603	7.64	149,768	157,380	1
SAST SA Janus Focused Growth Portfolio Class 1	70,793	20.04	1,418,699	1,137,296	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	267,439	20.45	5,469,129	4,989,649	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	36,363	10.53	382,906	295,998	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

8

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA JPMorgan Equity-Income Portfolio Class 1	128,516	$30.52	$3,922,302	$4,211,916	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	21,307	23.74	505,827	448,579	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	5,426	8.26	44,815	49,430	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	454,771	19.51	8,872,581	9,437,749	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	128,899	10.72	1,381,800	1,373,308	1
SAST SA MFS Large Cap Growth Portfolio Class 1	4,666	16.13	75,265	64,846	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	49,564	15.92	789,064	971,288	1
SAST SA MFS Total Return Portfolio Class 1	51,379	17.86	917,625	944,953	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	30,709	10.62	326,127	295,952	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	13,314	9.46	125,951	135,984	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	48,722	5.25	255,788	259,952	1
SAST SA Putnam International Value Portfolio Class 1	45,951	13.61	625,398	520,153	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	139,609	51.72	7,220,588	5,360,566	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	36,763	39.93	1,467,964	1,013,972	1
VALIC Company I Core Bond Fund	51,757	10.16	525,852	529,218	1
VALIC Company I Dynamic Allocation Fund	1,137,104	11.38	12,940,243	12,436,055	1
VALIC Company I Emerging Economies Fund	97,481	7.99	778,876	695,481	1
VALIC Company I International Equities Index Fund	616,382	10.08	6,213,130	4,794,723	1
VALIC Company I International Value Fund	25,298	13.45	340,256	282,330	1
VALIC Company I Mid Cap Index Fund	734,231	25.90	19,016,585	18,705,909	1
VALIC Company I Mid Cap Value Fund	21,481	17.67	379,574	359,538	1
VALIC Company I Nasdaq-100 Index Fund	567,283	27.32	15,498,177	12,285,374	1
VALIC Company I Science & Technology Fund	266,619	40.08	10,686,087	7,386,970	1
VALIC Company I Small Cap Index Fund	555,151	17.58	9,759,552	9,096,157	1
VALIC Company I Stock Index Fund	533,023	68.01	36,250,866	26,524,825	1
VALIC Company I U.S. Socially Responsible Fund	15,635	19.84	310,205	292,126	1
VanEck VIP Emerging Markets Fund Initial Class	11,299	11.83	133,663	111,289	1
VanEck VIP Global Resources Fund Initial Class	8,981	33.51	300,952	206,575	1
Vanguard VIF High Yield Bond Portfolio	759,688	7.55	5,735,644	5,556,665	1
Vanguard VIF Real Estate Index Portfolio	987,370	11.57	11,423,867	11,567,662	1
Victory Pioneer Fund VCT Portfolio Class I	145,603	19.65	2,861,101	2,242,944	1
Victory Pioneer Mid Cap Value VCT Portfolio Class I	118,496	11.39	1,349,670	1,381,899	1
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	143,550	29.33	4,210,312	3,601,156	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

9

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AB VPS Balanced Hedged Allocation Portfolio Class A	AB VPS Large Cap Growth Portfolio Class A	AB VPS Relative Value Portfolio Class A	AB VPS Small Cap Growth Portfolio Class A	AB VPS Sustainable Global Thematic Portfolio Class A
For the Year Ended December 31, 2025
From operations:
Dividends	$4,564	$—	$21,966	$—	$—
Mortality and expense risk and administrative charges	(1,070)	(249,889)	(9,927)	(2,368)	(5,379)
Net investment income (loss)	3,494	(249,889)	12,039	(2,368)	(5,379)
Net realized gain (loss)	(1,389)	281,380	11,405	(73,876)	91,514
Capital gain distribution from mutual funds	11,057	4,394,071	160,047	—	167,267
Change in unrealized appreciation (depreciation) of investments	20,747	1,650,385	5,123	92,189	(178,247)
Increase (decrease) in net assets from operations	33,909	6,075,947	188,614	15,945	75,155

From contract transactions:
Payments received from contract owners	9,089	121,214	82,288	12,806	46,639
Payments for contract benefits or terminations	(997)	(92,522)	(66,308)	(51,311)	(61,993)
Policy loans	(90)	(50,773)	(4,331)	899	(21,511)
Transfers between sub-accounts (including fixed account), net	13	(123,255)	2,245	(17,259)	(46,041)
Contract maintenance charges	(13,217)	(304,156)	(124,999)	(12,741)	(54,503)
Increase (decrease) in net assets from contract transactions	(5,202)	(449,492)	(111,105)	(67,606)	(137,409)

Increase (decrease) in net assets	28,707	5,626,455	77,509	(51,661)	(62,254)
Net assets at beginning of period	200,041	48,564,936	1,974,092	530,936	1,426,708
Net assets at end of period	$228,748	$54,191,391	$2,051,601	$479,275	$1,364,454

Beginning units	8,415	495,776	16,542	7,799	40,317
Units issued	387	1,450	880	422	1,994
Units redeemed	(587)	(6,193)	(1,782)	(1,469)	(6,097)
Ending units	8,215	491,033	15,640	6,752	36,214

For the Year Ended December 31, 2024
From operations:
Dividends	$3,948	$24,832	$28,864	$1,382	$—
Mortality and expense risk and administrative charges	(987)	(224,351)	(9,970)	(2,958)	(6,025)
Net investment income (loss)	2,961	(199,519)	18,894	(1,576)	(6,025)
Net realized gain (loss)	(3,262)	248,454	12,620	(47,128)	72,268
Capital gain distribution from mutual funds	3,948	1,840,121	68,567	—	4,308
Change in unrealized appreciation (depreciation) of investments	11,644	7,774,102	127,397	153,976	17,778
Increase (decrease) in net assets from operations	15,291	9,663,158	227,478	105,272	88,329

From contract transactions:
Payments received from contract owners	14,567	136,550	72,163	7,119	36,539
Payments for contract benefits or terminations	(3,104)	(199,180)	(85,421)	(103,248)	(78,904)
Policy loans	(93)	6,773	1,831	(1,174)	(17,337)
Transfers between sub-accounts (including fixed account), net	128	(113,723)	52,943	(38,460)	(863)
Contract maintenance charges	(15,492)	(272,807)	(129,410)	(16,424)	(63,686)
Increase (decrease) in net assets from contract transactions	(3,994)	(442,387)	(87,894)	(152,187)	(124,251)

Increase (decrease) in net assets	11,297	9,220,771	139,584	(46,915)	(35,922)
Net assets at beginning of period	188,744	39,344,165	1,834,508	577,851	1,462,630
Net assets at end of period	$200,041	$48,564,936	$1,974,092	$530,936	$1,426,708

Beginning units	8,598	500,739	17,288	10,020	43,554
Units issued	627	2,376	1,171	198	1,652
Units redeemed	(810)	(7,339)	(1,917)	(2,419)	(4,889)
Ending units	8,415	495,776	16,542	7,799	40,317
The accompanying Notes to Financial Statements are an integral part of this statement.

10

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Alger Capital Appreciation Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2	American Funds IS American High-Income Trust Class 2	American Funds IS Asset Allocation Fund Class 2	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$118,733	$254,262	$58,735
Mortality and expense risk and administrative charges	(41,801)	(10,254)	(4,254)	(30,790)	(9,942)
Net investment income (loss)	(41,801)	(10,254)	114,479	223,472	48,793
Net realized gain (loss)	1,421,627	32,124	(16,452)	280,246	132,481
Capital gain distribution from mutual funds	3,808,085	—	—	856,566	509,146
Change in unrealized appreciation (depreciation) of investments	896,361	638,923	36,676	432,340	121,800
Increase (decrease) in net assets from operations	6,084,272	660,793	134,703	1,792,624	812,220

From contract transactions:
Payments received from contract owners	376,499	156,958	113,528	612,044	247,188
Payments for contract benefits or terminations	(503,847)	(190,627)	(185,883)	(112,084)	(106,327)
Policy loans	(149,333)	(20,384)	(13,738)	(223,729)	(19,998)
Transfers between sub-accounts (including fixed account), net	(379,326)	(12,438)	77,322	(92,801)	(16,822)
Contract maintenance charges	(326,767)	(189,439)	(60,815)	(513,922)	(128,359)
Increase (decrease) in net assets from contract transactions	(982,774)	(255,930)	(69,586)	(330,492)	(24,318)

Increase (decrease) in net assets	5,101,498	404,863	65,117	1,462,132	787,902
Net assets at beginning of period	19,053,582	4,216,109	1,706,203	11,622,556	3,795,483
Net assets at end of period	$24,155,080	$4,620,972	$1,771,320	$13,084,688	$4,583,385

Beginning units	294,544	127,780	114,288	606,355	164,789
Units issued	39,044	15,911	39,805	91,131	27,671
Units redeemed	(53,406)	(24,079)	(44,641)	(108,647)	(28,002)
Ending units	280,182	119,612	109,452	588,839	164,458

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$109,695	$242,791	$58,086
Mortality and expense risk and administrative charges	(37,822)	(11,576)	(4,137)	(29,564)	(9,194)
Net investment income (loss)	(37,822)	(11,576)	105,558	213,227	48,892
Net realized gain (loss)	501,089	(364,082)	(5,812)	140,785	68,476
Capital gain distribution from mutual funds	—	—	—	472,658	105,428
Change in unrealized appreciation (depreciation) of investments	5,753,435	1,113,399	44,354	813,883	222,091
Increase (decrease) in net assets from operations	6,216,702	737,741	144,100	1,640,553	444,887

From contract transactions:
Payments received from contract owners	409,567	202,349	127,379	690,958	265,368
Payments for contract benefits or terminations	(251,776)	(131,044)	(4,362)	(200,206)	(19,585)
Policy loans	(26,708)	18,643	(1,533)	(31,277)	96
Transfers between sub-accounts (including fixed account), net	498,482	(1,871)	40,953	(68,214)	(36,107)
Contract maintenance charges	(369,105)	(217,567)	(81,900)	(659,765)	(174,109)
Increase (decrease) in net assets from contract transactions	260,460	(129,490)	80,537	(268,504)	35,663

Increase (decrease) in net assets	6,477,162	608,251	224,637	1,372,049	480,550
Net assets at beginning of period	12,576,420	3,607,858	1,481,566	10,250,507	3,314,933
Net assets at end of period	$19,053,582	$4,216,109	$1,706,203	$11,622,556	$3,795,483

Beginning units	292,527	133,902	108,848	623,292	163,807
Units issued	72,892	35,751	20,526	61,808	20,036
Units redeemed	(70,875)	(41,873)	(15,086)	(78,745)	(19,054)
Ending units	294,544	127,780	114,288	606,355	164,789
The accompanying Notes to Financial Statements are an integral part of this statement.

11

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth-Income Fund Class 2	American Funds IS International Fund Class 2	BNY Mellon IP MidCap Stock Portfolio Initial Shares	BNY Mellon Stock Index Fund, Inc. Initial Shares
For the Year Ended December 31, 2025
From operations:
Dividends	$18,539	$106,298	$39,625	$31,356	$81,166
Mortality and expense risk and administrative charges	(28,841)	(27,133)	(6,771)	(7,642)	(25,781)
Net investment income (loss)	(10,302)	79,165	32,854	23,714	55,385
Net realized gain (loss)	1,305,396	488,905	110,777	(19,133)	438,107
Capital gain distribution from mutual funds	947,413	1,873,243	—	407,601	437,385
Change in unrealized appreciation (depreciation) of investments	34,287	(551,476)	539,249	24,706	337,410
Increase (decrease) in net assets from operations	2,276,794	1,889,837	682,880	436,888	1,268,287

From contract transactions:
Payments received from contract owners	818,785	817,573	252,183	129,957	119,113
Payments for contract benefits or terminations	(1,134,655)	(242,460)	(404,516)	(282,592)	(287,267)
Policy loans	(55,034)	(63,200)	(6)	(6,408)	(109,944)
Transfers between sub-accounts (including fixed account), net	(397,551)	(191,093)	(58,146)	4,410	(144,116)
Contract maintenance charges	(367,453)	(348,163)	(102,024)	(167,802)	(268,453)
Increase (decrease) in net assets from contract transactions	(1,135,908)	(27,343)	(312,509)	(322,435)	(690,667)

Increase (decrease) in net assets	1,140,886	1,862,494	370,371	114,453	577,620
Net assets at beginning of period	11,202,349	10,564,415	2,475,053	4,589,061	7,891,611
Net assets at end of period	$12,343,235	$12,426,909	$2,845,424	$4,703,514	$8,469,231

Beginning units	307,727	385,017	194,640	124,636	94,801
Units issued	77,075	77,700	69,525	15,056	2,655
Units redeemed	(103,528)	(77,297)	(88,076)	(24,149)	(10,157)
Ending units	281,274	385,420	176,089	115,543	87,299

For the Year Ended December 31, 2024
From operations:
Dividends	$33,922	$110,250	$30,275	$37,729	$87,650
Mortality and expense risk and administrative charges	(25,713)	(24,620)	(6,276)	(9,307)	(25,139)
Net investment income (loss)	8,209	85,630	23,999	28,422	62,511
Net realized gain (loss)	324,716	184,279	575	45,753	278,891
Capital gain distribution from mutual funds	227,728	433,103	—	64,532	464,972
Change in unrealized appreciation (depreciation) of investments	2,179,394	1,344,785	35,935	388,621	803,106
Increase (decrease) in net assets from operations	2,740,047	2,047,797	60,509	527,328	1,609,480

From contract transactions:
Payments received from contract owners	888,333	858,394	265,224	140,011	134,885
Payments for contract benefits or terminations	(133,593)	(64,101)	(49,542)	(187,510)	(266,229)
Policy loans	(26,625)	(16,441)	(5)	(30,947)	(27,182)
Transfers between sub-accounts (including fixed account), net	(560,176)	(365,619)	95,023	(5,447)	(2,663)
Contract maintenance charges	(600,513)	(489,847)	(152,923)	(177,385)	(273,616)
Increase (decrease) in net assets from contract transactions	(432,574)	(77,614)	157,777	(261,278)	(434,805)

Increase (decrease) in net assets	2,307,473	1,970,183	218,286	266,050	1,174,675
Net assets at beginning of period	8,894,876	8,594,232	2,256,767	4,323,011	6,716,936
Net assets at end of period	$11,202,349	$10,564,415	$2,475,053	$4,589,061	$7,891,611

Beginning units	320,482	388,986	182,836	132,833	98,871
Units issued	30,605	40,033	32,362	17,096	2,048
Units redeemed	(43,360)	(44,002)	(20,558)	(25,293)	(6,118)
Ending units	307,727	385,017	194,640	124,636	94,801
The accompanying Notes to Financial Statements are an integral part of this statement.

12

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BNY Mellon VIF Small Cap Portfolio Initial Shares	EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	EQ/Common Stock Index Portfolio Class IA	EQ/Core Plus Bond Portfolio Class IA	EQ/International Equity Index Portfolio Class IA
For the Year Ended December 31, 2025
From operations:
Dividends	$49,392	$1,478	$14,042	$513	$5,732
Mortality and expense risk and administrative charges	(12,971)	(4,994)	(17,116)	(80)	(1,250)
Net investment income (loss)	36,421	(3,516)	(3,074)	433	4,482
Net realized gain (loss)	(49,327)	12,632	145,897	(663)	54,481
Capital gain distribution from mutual funds	—	111,008	166,773	—	—
Change in unrealized appreciation (depreciation) of investments	797,448	(22,116)	23,982	1,020	(21,400)
Increase (decrease) in net assets from operations	784,542	98,008	333,578	790	37,563

From contract transactions:
Payments received from contract owners	284,804	12,534	36,385	2,279	5,014
Payments for contract benefits or terminations	(217,115)	(32,617)	(163,794)	(99)	(50)
Policy loans	(11,000)	4,146	35,067	(185)	(25)
Transfers between sub-accounts (including fixed account), net	34,672	1	57	1	4,726
Contract maintenance charges	(390,054)	(30,748)	(121,306)	(3,793)	(18,759)
Increase (decrease) in net assets from contract transactions	(298,693)	(46,684)	(213,591)	(1,797)	(9,094)

Increase (decrease) in net assets	485,849	51,324	119,987	(1,007)	28,469
Net assets at beginning of period	7,443,688	643,389	2,295,797	11,112	144,150
Net assets at end of period	$7,929,537	$694,713	$2,415,784	$10,105	$172,619

Beginning units	243,804	3,664	11,424	34	266
Units issued	16,082	69	216	3	4,649
Units redeemed	(26,165)	(306)	(1,226)	(8)	(2,470)
Ending units	233,721	3,427	10,414	29	2,445

For the Year Ended December 31, 2024
From operations:
Dividends	$50,496	$2,419	$16,591	$573	$4,360
Mortality and expense risk and administrative charges	(14,821)	(4,715)	(17,345)	(91)	(1,146)
Net investment income (loss)	35,675	(2,296)	(754)	482	3,214
Net realized gain (loss)	(148,171)	32,365	224,765	(500)	3,518
Capital gain distribution from mutual funds	—	83,576	147,615	—	—
Change in unrealized appreciation (depreciation) of investments	396,911	49,923	86,606	(162)	(505)
Increase (decrease) in net assets from operations	284,415	163,568	458,232	(180)	6,227

From contract transactions:
Payments received from contract owners	314,950	14,488	51,172	2,474	5,704
Payments for contract benefits or terminations	(242,571)	(101,646)	(272,384)	—	(3,622)
Policy loans	4,643	562	1,850	(175)	—
Transfers between sub-accounts (including fixed account), net	(451,887)	19,522	4	—	(154)
Contract maintenance charges	(412,017)	(33,686)	(119,012)	(4,297)	(13,158)
Increase (decrease) in net assets from contract transactions	(786,882)	(100,760)	(338,370)	(1,998)	(11,230)

Increase (decrease) in net assets	(502,467)	62,808	119,862	(2,178)	(5,003)
Net assets at beginning of period	7,946,155	580,581	2,175,935	13,290	149,153
Net assets at end of period	$7,443,688	$643,389	$2,295,797	$11,112	$144,150

Beginning units	273,405	4,294	13,226	40	287
Units issued	31,713	197	114	5	6
Units redeemed	(61,314)	(827)	(1,916)	(11)	(27)
Ending units	243,804	3,664	11,424	34	266
The accompanying Notes to Financial Statements are an integral part of this statement.

13

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	EQ/Moderate Allocation Portfolio Class IA	EQ/Money Market Portfolio Class IA	Fidelity VIP Asset Manager 50% Portfolio Initial Class	Fidelity VIP Asset Manager 50% Portfolio Service Class 2	Fidelity VIP Asset Manager 70% Portfolio Initial Class
For the Year Ended December 31, 2025
From operations:
Dividends	$7,305	$319	$242,838	$98,394	$116,282
Mortality and expense risk and administrative charges	(2,352)	(67)	(71,429)	(8,513)	(46,570)
Net investment income (loss)	4,953	252	171,409	89,881	69,712
Net realized gain (loss)	5,605	—	134,885	8,406	1,935,869
Capital gain distribution from mutual funds	17,565	—	447,163	188,415	215,531
Change in unrealized appreciation (depreciation) of investments	72	(6)	552,175	260,169	(1,157,442)
Increase (decrease) in net assets from operations	28,195	246	1,305,632	546,871	1,063,670

From contract transactions:
Payments received from contract owners	25,863	1,312	504,528	198,786	296,128
Payments for contract benefits or terminations	(34,047)	—	(503,185)	(89,036)	(576,084)
Policy loans	3,462	—	(41,429)	14,320	(37,108)
Transfers between sub-accounts (including fixed account), net	—	1	(64,947)	(3,035)	(45,615)
Contract maintenance charges	(46,449)	(2,412)	(740,750)	(292,282)	(391,795)
Increase (decrease) in net assets from contract transactions	(51,171)	(1,099)	(845,783)	(171,247)	(754,474)

Increase (decrease) in net assets	(22,976)	(853)	459,849	375,624	309,196
Net assets at beginning of period	339,287	9,345	9,617,137	3,886,937	6,405,764
Net assets at end of period	$316,311	$8,492	$10,076,986	$4,262,561	$6,714,960

Beginning units	5,458	48	142,586	174,034	10,520
Units issued	291	5	1,400	14,413	180,750
Units redeemed	(1,096)	(10)	(13,070)	(22,215)	(97,304)
Ending units	4,653	43	130,916	166,232	93,966

For the Year Ended December 31, 2024
From operations:
Dividends	$9,006	$440	$235,289	$90,350	$112,525
Mortality and expense risk and administrative charges	(2,626)	(73)	(78,134)	(9,579)	(48,382)
Net investment income (loss)	6,380	367	157,155	80,771	64,143
Net realized gain (loss)	4,091	1	230,619	(1,006)	200,952
Capital gain distribution from mutual funds	13,562	2	68,793	26,115	74,986
Change in unrealized appreciation (depreciation) of investments	(61)	(1)	366,957	195,144	267,321
Increase (decrease) in net assets from operations	23,972	369	823,524	301,024	607,402

From contract transactions:
Payments received from contract owners	27,356	1,935	566,369	211,954	330,294
Payments for contract benefits or terminations	(6,929)	—	(2,094,830)	(299,565)	(282,141)
Policy loans	1,255	—	(43,296)	(4,394)	(28,637)
Transfers between sub-accounts (including fixed account), net	(140)	—	(83,003)	(18,920)	1,681
Contract maintenance charges	(55,643)	(2,850)	(827,764)	(284,605)	(436,462)
Increase (decrease) in net assets from contract transactions	(34,101)	(915)	(2,482,524)	(395,530)	(415,265)

Increase (decrease) in net assets	(10,129)	(546)	(1,659,000)	(94,506)	192,137
Net assets at beginning of period	349,416	9,891	11,276,137	3,981,443	6,213,627
Net assets at end of period	$339,287	$9,345	$9,617,137	$3,886,937	$6,405,764

Beginning units	6,020	53	179,201	193,510	11,223
Units issued	187	9	1,978	21,956	164
Units redeemed	(749)	(14)	(38,593)	(41,432)	(867)
Ending units	5,458	48	142,586	174,034	10,520
The accompanying Notes to Financial Statements are an integral part of this statement.

14

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity-Income Portfolio Initial Class	Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$92,491	$—	$633,131	$379,988	$5,823
Mortality and expense risk and administrative charges	(475,665)	(128,089)	(263,449)	(50,082)	(670)
Net investment income (loss)	(383,174)	(128,089)	369,682	329,906	5,153
Net realized gain (loss)	2,994,425	3,073,131	484,097	559,705	(2,099)
Capital gain distribution from mutual funds	10,598,655	10,197,907	1,960,170	1,340,785	12,179
Change in unrealized appreciation (depreciation) of investments	(777,292)	(1,610,719)	3,070,974	1,680,670	11,829
Increase (decrease) in net assets from operations	12,432,614	11,532,230	5,884,923	3,911,066	27,062

From contract transactions:
Payments received from contract owners	1,209,292	1,310,435	1,186,701	722,918	18,325
Payments for contract benefits or terminations	(4,196,065)	(2,123,332)	(1,839,221)	(1,310,040)	(4,383)
Policy loans	(263,835)	(406,191)	(56,880)	(82,487)	117
Transfers between sub-accounts (including fixed account), net	137,697	(533,693)	(75,260)	74,796	421
Contract maintenance charges	(1,982,661)	(1,556,752)	(1,730,416)	(869,422)	(23,395)
Increase (decrease) in net assets from contract transactions	(5,095,572)	(3,309,533)	(2,515,076)	(1,464,235)	(8,915)

Increase (decrease) in net assets	7,337,042	8,222,697	3,369,847	2,446,831	18,147
Net assets at beginning of period	63,449,724	56,875,159	33,852,154	21,971,464	219,235
Net assets at end of period	$70,786,766	$65,097,856	$37,222,001	$24,418,295	$237,382

Beginning units	310,075	1,130,346	213,430	694,076	9,513
Units issued	4,084	121,157	1,174	64,967	691
Units redeemed	(25,491)	(184,001)	(15,946)	(107,292)	(1,061)
Ending units	288,668	1,067,502	198,658	651,751	9,143

For the Year Ended December 31, 2024
From operations:
Dividends	$112,164	$17,427	$594,669	$349,682	$6,007
Mortality and expense risk and administrative charges	(437,767)	(132,022)	(260,440)	(54,002)	(760)
Net investment income (loss)	(325,603)	(114,595)	334,229	295,680	5,247
Net realized gain (loss)	3,114,464	3,496,493	826,907	534,000	(9,621)
Capital gain distribution from mutual funds	7,136,612	6,634,649	1,948,956	1,311,230	7,203
Change in unrealized appreciation (depreciation) of investments	6,508,915	4,648,289	1,539,428	780,925	13,759
Increase (decrease) in net assets from operations	16,434,388	14,664,836	4,649,520	2,921,835	16,588

From contract transactions:
Payments received from contract owners	1,280,971	1,410,765	1,292,316	765,391	17,516
Payments for contract benefits or terminations	(3,211,994)	(2,016,764)	(3,010,871)	(933,372)	(38,322)
Policy loans	(381,601)	(197,089)	(66,808)	(121,180)	26
Transfers between sub-accounts (including fixed account), net	(131,839)	171,146	(94,301)	153,831	1,763
Contract maintenance charges	(2,013,895)	(1,717,074)	(1,842,032)	(915,373)	(27,900)
Increase (decrease) in net assets from contract transactions	(4,458,358)	(2,349,016)	(3,721,696)	(1,050,703)	(46,917)

Increase (decrease) in net assets	11,976,030	12,315,820	927,824	1,871,132	(30,329)
Net assets at beginning of period	51,473,694	44,559,339	32,924,330	20,100,332	249,564
Net assets at end of period	$63,449,724	$56,875,159	$33,852,154	$21,971,464	$219,235

Beginning units	333,360	1,187,866	237,642	731,053	11,695
Units issued	2,666	220,929	2,440	104,300	2,054
Units redeemed	(25,951)	(278,449)	(26,652)	(141,277)	(4,236)
Ending units	310,075	1,130,346	213,430	694,076	9,513
The accompanying Notes to Financial Statements are an integral part of this statement.

15

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Freedom 2025 Portfolio Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Portfolio Initial Class
For the Year Ended December 31, 2025
From operations:
Dividends	$10,711	$42,788	$535,950	$27,891	$321,366
Mortality and expense risk and administrative charges	(1,352)	(5,596)	(37,576)	(1,841)	(792,829)
Net investment income (loss)	9,359	37,192	498,374	26,050	(471,463)
Net realized gain (loss)	11,004	37,610	—	—	3,226,440
Capital gain distribution from mutual funds	19,973	86,391	—	—	14,278,558
Change in unrealized appreciation (depreciation) of investments	21,889	113,047	—	—	(2,377,835)
Increase (decrease) in net assets from operations	62,225	274,240	498,374	26,050	14,655,700

From contract transactions:
Payments received from contract owners	23,285	84,731	1,117,356	26,053	1,871,241
Payments for contract benefits or terminations	(161,390)	(76,953)	(369,866)	—	(6,170,383)
Policy loans	(10,435)	977	20,430	(428)	(285,832)
Transfers between sub-accounts (including fixed account), net	554	1,019	618,308	(535,377)	12,283
Contract maintenance charges	(35,506)	(87,651)	(1,493,194)	(37,108)	(3,293,441)
Increase (decrease) in net assets from contract transactions	(183,492)	(77,877)	(106,966)	(546,860)	(7,866,132)

Increase (decrease) in net assets	(121,267)	196,363	391,408	(520,810)	6,789,568
Net assets at beginning of period	578,574	1,865,384	13,056,019	1,100,752	109,606,356
Net assets at end of period	$457,307	$2,061,747	$13,447,427	$579,942	$116,395,924

Beginning units	22,876	70,935	1,024,329	97,480	420,886
Units issued	1,266	6,875	156,155	52,608	2,298
Units redeemed	(8,166)	(9,728)	(153,876)	(100,442)	(29,109)
Ending units	15,976	68,082	1,026,608	49,646	394,075

For the Year Ended December 31, 2024
From operations:
Dividends	$13,150	$42,609	$667,918	$54,968	$919
Mortality and expense risk and administrative charges	(1,593)	(7,035)	(43,092)	(2,992)	(760,503)
Net investment income (loss)	11,557	35,574	624,826	51,976	(759,584)
Net realized gain (loss)	(9,563)	289,912	—	—	4,061,425
Capital gain distribution from mutual funds	1,109	4,050	—	—	23,040,666
Change in unrealized appreciation (depreciation) of investments	39,452	(23,510)	—	—	(61,020)
Increase (decrease) in net assets from operations	42,555	306,026	624,826	51,976	26,281,487

From contract transactions:
Payments received from contract owners	27,493	85,303	1,182,715	29,680	2,028,635
Payments for contract benefits or terminations	(9,129)	(1,613,010)	(768,479)	(127)	(6,239,848)
Policy loans	21,006	5,735	(171,868)	(3)	(526,843)
Transfers between sub-accounts (including fixed account), net	513	(268)	108,269	(75,521)	(320,721)
Contract maintenance charges	(47,046)	(145,792)	(1,525,677)	(142,885)	(3,366,568)
Increase (decrease) in net assets from contract transactions	(7,163)	(1,668,032)	(1,175,040)	(188,856)	(8,425,345)

Increase (decrease) in net assets	35,392	(1,362,006)	(550,214)	(136,880)	17,856,142
Net assets at beginning of period	543,182	3,227,390	13,606,233	1,237,632	91,750,214
Net assets at end of period	$578,574	$1,865,384	$13,056,019	$1,100,752	$109,606,356

Beginning units	23,450	132,103	1,087,913	115,002	454,684
Units issued	5,900	4,052	168,840	176,602	2,936
Units redeemed	(6,474)	(65,220)	(232,424)	(194,124)	(36,734)
Ending units	22,876	70,935	1,024,329	97,480	420,886
The accompanying Notes to Financial Statements are an integral part of this statement.

16

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Growth Portfolio Service Class 2	Fidelity VIP High Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Investment Grade Bond Portfolio Initial Class	Fidelity VIP Mid Cap Portfolio Service Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$22,344	$112,203	$635,333	$83,327	$34,668
Mortality and expense risk and administrative charges	(90,835)	(11,321)	(411,881)	(15,432)	(34,366)
Net investment income (loss)	(68,491)	100,882	223,452	67,895	302
Net realized gain (loss)	691,366	(12,329)	3,509,860	(41,036)	75,544
Capital gain distribution from mutual funds	6,017,126	—	284,891	—	1,657,811
Change in unrealized appreciation (depreciation) of investments	(589,297)	70,609	4,661,951	123,870	(227,756)
Increase (decrease) in net assets from operations	6,050,704	159,162	8,680,154	150,729	1,505,901

From contract transactions:
Payments received from contract owners	668,480	114,056	1,429,712	153,021	520,563
Payments for contract benefits or terminations	(2,557,903)	(116,113)	(3,143,334)	(203,284)	(451,601)
Policy loans	(229,436)	9,392	(80,523)	(2,214)	(122,701)
Transfers between sub-accounts (including fixed account), net	(281,989)	2,219	224,955	259,548	36,086
Contract maintenance charges	(1,081,428)	(148,623)	(2,075,132)	(225,139)	(430,839)
Increase (decrease) in net assets from contract transactions	(3,482,276)	(139,069)	(3,644,322)	(18,068)	(448,492)

Increase (decrease) in net assets	2,568,428	20,093	5,035,832	132,661	1,057,409
Net assets at beginning of period	44,227,484	1,760,110	53,971,935	2,248,214	13,778,165
Net assets at end of period	$46,795,912	$1,780,203	$59,007,767	$2,380,875	$14,835,574

Beginning units	683,026	16,462	298,563	21,240	437,569
Units issued	41,258	637	2,815	11,198	84,332
Units redeemed	(92,124)	(1,228)	(22,138)	(3,099)	(95,897)
Ending units	632,160	15,871	279,240	29,339	426,004

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$104,216	$655,502	$79,265	$46,835
Mortality and expense risk and administrative charges	(97,420)	(11,649)	(389,955)	(15,831)	(40,826)
Net investment income (loss)	(97,420)	92,567	265,547	63,434	6,009
Net realized gain (loss)	1,398,498	(25,141)	4,118,908	(42,528)	390,870
Capital gain distribution from mutual funds	9,565,846	—	31,175	—	1,813,025
Change in unrealized appreciation (depreciation) of investments	(491,154)	72,087	6,551,845	5,509	(143,271)
Increase (decrease) in net assets from operations	10,375,770	139,513	10,967,475	26,415	2,066,633

From contract transactions:
Payments received from contract owners	704,700	119,088	1,465,823	164,524	502,017
Payments for contract benefits or terminations	(1,516,810)	(69,340)	(3,748,411)	(151,233)	(354,067)
Policy loans	(256,407)	(11,289)	(117,019)	1,137	(237,949)
Transfers between sub-accounts (including fixed account), net	699,839	(9,439)	(64,131)	115,302	(102,451)
Contract maintenance charges	(1,129,959)	(160,879)	(2,140,715)	(235,578)	(539,247)
Increase (decrease) in net assets from contract transactions	(1,498,637)	(131,859)	(4,604,453)	(105,848)	(731,697)

Increase (decrease) in net assets	8,877,133	7,654	6,363,022	(79,433)	1,334,936
Net assets at beginning of period	35,350,351	1,752,456	47,608,913	2,327,647	12,443,229
Net assets at end of period	$44,227,484	$1,760,110	$53,971,935	$2,248,214	$13,778,165

Beginning units	712,775	17,728	326,468	18,887	461,922
Units issued	125,194	765	3,372	5,874	73,306
Units redeemed	(154,943)	(2,031)	(31,277)	(3,521)	(97,659)
Ending units	683,026	16,462	298,563	21,240	437,569
The accompanying Notes to Financial Statements are an integral part of this statement.

17

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Overseas Portfolio Initial Class	FTVIP Franklin Mutual Shares VIP Fund Class 2	FTVIP Franklin Small Cap Value VIP Fund Class 2	FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	FTVIP Franklin U.S. Government Securities VIP Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$114,023	$145,217	$96,421	$—	$62,413
Mortality and expense risk and administrative charges	(52,848)	(17,100)	(23,073)	(58)	(5,337)
Net investment income (loss)	61,175	128,117	73,348	(58)	57,076
Net realized gain (loss)	279,270	(92,787)	(13,917)	(2,216)	(26,582)
Capital gain distribution from mutual funds	634,747	715,488	751,994	1,347	—
Change in unrealized appreciation (depreciation) of investments	275,920	13,722	(152,993)	1,611	87,385
Increase (decrease) in net assets from operations	1,251,112	764,540	658,432	684	117,879

From contract transactions:
Payments received from contract owners	362,698	395,298	357,223	1,683	84,657
Payments for contract benefits or terminations	(340,631)	(330,387)	(343,467)	(4,314)	(52,062)
Policy loans	(14,709)	(119,904)	(51,107)	—	4,760
Transfers between sub-accounts (including fixed account), net	(39,208)	26,644	34,453	(54)	(13,426)
Contract maintenance charges	(462,101)	(354,191)	(340,561)	(1,209)	(119,445)
Increase (decrease) in net assets from contract transactions	(493,951)	(382,540)	(343,459)	(3,894)	(95,516)

Increase (decrease) in net assets	757,161	382,000	314,973	(3,210)	22,363
Net assets at beginning of period	6,564,513	6,991,743	9,023,667	24,166	1,894,070
Net assets at end of period	$7,321,674	$7,373,743	$9,338,640	$20,956	$1,916,433

Beginning units	21,559	310,658	293,103	605	151,572
Units issued	292	62,567	50,737	56	16,974
Units redeemed	(1,465)	(77,904)	(59,169)	(148)	(25,137)
Ending units	20,386	295,321	284,671	513	143,409

For the Year Ended December 31, 2024
From operations:
Dividends	$112,847	$139,360	$88,858	$—	$59,702
Mortality and expense risk and administrative charges	(51,924)	(19,550)	(28,094)	(61)	(5,965)
Net investment income (loss)	60,923	119,810	60,764	(61)	53,737
Net realized gain (loss)	299,841	(36,672)	(85,882)	25	(46,019)
Capital gain distribution from mutual funds	310,941	144,923	219,628	—	—
Change in unrealized appreciation (depreciation) of investments	(366,544)	494,459	723,218	2,370	14,885
Increase (decrease) in net assets from operations	305,161	722,520	917,728	2,334	22,603

From contract transactions:
Payments received from contract owners	370,932	343,334	334,805	420	92,489
Payments for contract benefits or terminations	(386,461)	(421,356)	(226,784)	—	(45,014)
Policy loans	(52,631)	(86,437)	(157,229)	—	(8,905)
Transfers between sub-accounts (including fixed account), net	42,679	715	(520,664)	252	265,377
Contract maintenance charges	(503,778)	(366,938)	(413,494)	(1,149)	(117,866)
Increase (decrease) in net assets from contract transactions	(529,259)	(530,682)	(983,366)	(477)	186,081

Increase (decrease) in net assets	(224,098)	191,838	(65,638)	1,857	208,684
Net assets at beginning of period	6,788,611	6,799,905	9,089,305	22,309	1,685,386
Net assets at end of period	$6,564,513	$6,991,743	$9,023,667	$24,166	$1,894,070

Beginning units	21,492	334,730	326,560	622	137,698
Units issued	1,723	59,087	76,621	91	40,313
Units redeemed	(1,656)	(83,159)	(110,078)	(108)	(26,439)
Ending units	21,559	310,658	293,103	605	151,572
The accompanying Notes to Financial Statements are an integral part of this statement.

18

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Templeton Foreign VIP Fund Class 2	Goldman Sachs VIT Strategic Growth Fund Institutional Shares	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Conservative Balanced Fund Series I	Invesco V.I. Core Equity Fund Series I
For the Year Ended December 31, 2025
From operations:
Dividends	$87,992	$—	$—	$—	$73,577
Mortality and expense risk and administrative charges	(10,247)	(12,932)	(3,246)	—	(20,130)
Net investment income (loss)	77,745	(12,932)	(3,246)	—	53,447
Net realized gain (loss)	92,645	236,891	14,060	—	315,151
Capital gain distribution from mutual funds	245,692	884,196	99,018	—	847,011
Change in unrealized appreciation (depreciation) of investments	530,946	(189,438)	1,973	—	538,061
Increase (decrease) in net assets from operations	947,028	918,717	111,805	—	1,753,670

From contract transactions:
Payments received from contract owners	142,789	—	27,315	—	390,741
Payments for contract benefits or terminations	(119,433)	(20,147)	(4,712)	—	(1,294,556)
Policy loans	(9,378)	(4,805)	4,275	—	(77,895)
Transfers between sub-accounts (including fixed account), net	(61,099)	(1,974)	47,479	—	(14,260)
Contract maintenance charges	(170,580)	(641,650)	(48,414)	—	(506,737)
Increase (decrease) in net assets from contract transactions	(217,701)	(668,576)	25,943	—	(1,502,707)

Increase (decrease) in net assets	729,327	250,141	137,748	—	250,963
Net assets at beginning of period	3,378,537	5,679,973	958,211	—	11,674,947
Net assets at end of period	$4,107,864	$5,930,114	$1,095,959	$—	$11,925,910

Beginning units	259,600	86,079	18,375	—	308,590
Units issued	29,473	—	1,531	—	15,473
Units redeemed	(45,408)	(9,657)	(1,008)	—	(53,147)
Ending units	243,665	76,422	18,898	—	270,916

For the Year Ended December 31, 2024
From operations:
Dividends	$85,240	$—	$—	$34,686	$76,657
Mortality and expense risk and administrative charges	(11,316)	(11,867)	(2,744)	(1,395)	(20,785)
Net investment income (loss)	73,924	(11,867)	(2,744)	33,291	55,872
Net realized gain (loss)	61,315	24,908	28,528	(60,909)	80,134
Capital gain distribution from mutual funds	—	418,832	—	—	920,620
Change in unrealized appreciation (depreciation) of investments	(175,540)	1,015,163	231,947	59,732	1,333,961
Increase (decrease) in net assets from operations	(40,301)	1,447,036	257,731	32,114	2,390,587

From contract transactions:
Payments received from contract owners	128,216	—	43,230	24,561	417,373
Payments for contract benefits or terminations	(104,979)	(25)	(84,039)	(43,075)	(305,854)
Policy loans	(11,697)	(32)	(43)	2,343	(12,679)
Transfers between sub-accounts (including fixed account), net	36,379	(15)	(5,288)	(1,307,577)	448,217
Contract maintenance charges	(201,894)	(543,345)	(47,624)	(15,155)	(508,946)
Increase (decrease) in net assets from contract transactions	(153,975)	(543,417)	(93,764)	(1,338,903)	38,111

Increase (decrease) in net assets	(194,276)	903,619	163,967	(1,306,789)	2,428,698
Net assets at beginning of period	3,572,813	4,776,354	794,244	1,306,789	9,246,249
Net assets at end of period	$3,378,537	$5,679,973	$958,211	$—	$11,674,947

Beginning units	273,101	95,560	20,419	80,606	307,522
Units issued	48,822	—	1,099	5,627	39,162
Units redeemed	(62,323)	(9,481)	(3,143)	(86,233)	(38,094)
Ending units	259,600	86,079	18,375	—	308,590
The accompanying Notes to Financial Statements are an integral part of this statement.

19

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. EQV International Equity Fund Series 1	Invesco V.I. Global Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series I
For the Year Ended December 31, 2025
From operations:
Dividends	$31,280	$119,153	$—	$15,668	$7
Mortality and expense risk and administrative charges	(3,566)	(20,202)	(25,314)	(1,080)	—
Net investment income (loss)	27,714	98,951	(25,314)	14,588	7
Net realized gain (loss)	11,952	(4,133)	144,211	(8,237)	3
Capital gain distribution from mutual funds	79,460	528,849	2,171,113	—	—
Change in unrealized appreciation (depreciation) of investments	56,178	605,165	(643,197)	49,326	5
Increase (decrease) in net assets from operations	175,304	1,228,832	1,646,813	55,677	15

From contract transactions:
Payments received from contract owners	71,430	483,204	351,021	49,816	—
Payments for contract benefits or terminations	(54,082)	(352,160)	(477,610)	(22,660)	—
Policy loans	(2,897)	(100,225)	(104,024)	(2,807)	—
Transfers between sub-accounts (including fixed account), net	24,070	182,069	(145,417)	28,232	1
Contract maintenance charges	(81,241)	(430,687)	(330,883)	(20,179)	(28)
Increase (decrease) in net assets from contract transactions	(42,720)	(217,799)	(706,913)	32,402	(27)

Increase (decrease) in net assets	132,584	1,011,033	939,900	88,079	(12)
Net assets at beginning of period	1,416,166	7,592,543	11,239,196	716,837	135
Net assets at end of period	$1,548,750	$8,603,576	$12,179,096	$804,916	$123

Beginning units	132,146	419,138	327,882	54,188	11
Units issued	24,169	66,238	55,821	17,446	—
Units redeemed	(27,951)	(79,245)	(75,802)	(14,841)	(2)
Ending units	128,364	406,131	307,901	56,793	9

For the Year Ended December 31, 2024
From operations:
Dividends	$24,438	$139,919	$—	$18,684	$4
Mortality and expense risk and administrative charges	(2,746)	(23,014)	(30,232)	(1,152)	—
Net investment income (loss)	21,692	116,905	(30,232)	17,532	4
Net realized gain (loss)	7,262	(139,047)	(112,581)	(18,168)	10
Capital gain distribution from mutual funds	52,445	41,596	643,484	—	—
Change in unrealized appreciation (depreciation) of investments	10,775	32,970	1,031,190	(12,443)	(12)
Increase (decrease) in net assets from operations	92,174	52,424	1,531,861	(13,079)	2

From contract transactions:
Payments received from contract owners	43,564	428,060	335,094	48,187	—
Payments for contract benefits or terminations	(13,795)	(319,783)	(293,709)	(18,837)	(140)
Policy loans	(5,531)	(155,274)	(45,391)	(6,636)	—
Transfers between sub-accounts (including fixed account), net	1,351,887	(262,750)	232,555	34,880	3
Contract maintenance charges	(52,133)	(451,213)	(351,908)	(25,938)	(27)
Increase (decrease) in net assets from contract transactions	1,323,992	(760,960)	(123,359)	31,656	(164)

Increase (decrease) in net assets	1,416,166	(708,536)	1,408,502	18,577	(162)
Net assets at beginning of period	—	8,301,079	9,830,694	698,260	297
Net assets at end of period	$1,416,166	$7,592,543	$11,239,196	$716,837	$135

Beginning units	—	459,546	335,117	51,332	26
Units issued	153,240	61,364	73,082	13,860	—
Units redeemed	(21,094)	(101,772)	(80,317)	(11,004)	(15)
Ending units	132,146	419,138	327,882	54,188	11
The accompanying Notes to Financial Statements are an integral part of this statement.

20

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Government Securities Fund Series I	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield Fund Series I	Invesco V.I. Main Street Fund Series I	Janus Henderson Enterprise Portfolio Service Shares
For the Year Ended December 31, 2025
From operations:
Dividends	$247	$191,147	$54,019	$4,570	$4,456
Mortality and expense risk and administrative charges	(20)	(30,555)	(2,424)	(863)	(19,257)
Net investment income (loss)	227	160,592	51,595	3,707	(14,801)
Net realized gain (loss)	54	234,695	(1,710)	(82,851)	(78,597)
Capital gain distribution from mutual funds	—	1,009,860	—	52,271	794,044
Change in unrealized appreciation (depreciation) of investments	263	488,451	(2,227)	144,329	(35,334)
Increase (decrease) in net assets from operations	544	1,893,598	47,658	117,456	665,312

From contract transactions:
Payments received from contract owners	673	475,538	28,954	16,372	213,499
Payments for contract benefits or terminations	—	(582,837)	(26,122)	(24,573)	(969,361)
Policy loans	(56)	(98,003)	907	(523)	(63,539)
Transfers between sub-accounts (including fixed account), net	51	(122,796)	4,351	(140,678)	88,598
Contract maintenance charges	(930)	(518,630)	(41,991)	(28,744)	(249,599)
Increase (decrease) in net assets from contract transactions	(262)	(846,728)	(33,901)	(178,146)	(980,402)

Increase (decrease) in net assets	282	1,046,870	13,757	(60,690)	(315,090)
Net assets at beginning of period	7,638	12,831,725	772,916	942,219	9,269,645
Net assets at end of period	$7,920	$13,878,595	$786,673	$881,529	$8,954,555

Beginning units	649	390,531	45,136	18,952	208,509
Units issued	85	61,739	2,535	567	45,352
Units redeemed	(105)	(83,379)	(4,593)	(4,209)	(75,553)
Ending units	629	368,891	43,078	15,310	178,308

For the Year Ended December 31, 2024
From operations:
Dividends	$197	$183,459	$43,014	$—	$55,583
Mortality and expense risk and administrative charges	(21)	(33,907)	(2,769)	(919)	(19,967)
Net investment income (loss)	176	149,552	40,245	(919)	35,616
Net realized gain (loss)	(435)	114,589	(15,168)	(45,736)	31,952
Capital gain distribution from mutual funds	—	787,427	—	92,122	387,952
Change in unrealized appreciation (depreciation) of investments	377	711,029	30,501	144,895	755,824
Increase (decrease) in net assets from operations	118	1,762,597	55,578	190,362	1,211,344

From contract transactions:
Payments received from contract owners	168	497,444	31,824	16,948	243,228
Payments for contract benefits or terminations	—	(245,326)	(11,193)	(51,858)	(220,780)
Policy loans	(53)	(112,289)	(12,839)	(36,500)	(26,721)
Transfers between sub-accounts (including fixed account), net	457	37,730	(981)	(799)	20,323
Contract maintenance charges	(872)	(577,203)	(44,413)	(27,096)	(246,534)
Increase (decrease) in net assets from contract transactions	(300)	(399,644)	(37,602)	(99,305)	(230,484)

Increase (decrease) in net assets	(182)	1,362,953	17,976	91,057	980,860
Net assets at beginning of period	7,820	11,468,772	754,940	851,162	8,288,785
Net assets at end of period	$7,638	$12,831,725	$772,916	$942,219	$9,269,645

Beginning units	685	402,464	47,629	21,147	210,046
Units issued	390	72,773	16,838	371	24,908
Units redeemed	(426)	(84,706)	(19,331)	(2,566)	(26,445)
Ending units	649	390,531	45,136	18,952	208,509
The accompanying Notes to Financial Statements are an integral part of this statement.

21

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Overseas Portfolio Service Shares	LVIP American Century Capital Appreciation Fund Standard Class II	LVIP American Century Disciplined Core Value Fund Standard Class II
For the Year Ended December 31, 2025
From operations:
Dividends	$8	$19,443	$91,536	$—	$2,547
Mortality and expense risk and administrative charges	(4,545)	(5,993)	(18,224)	(419)	(149)
Net investment income (loss)	(4,537)	13,450	73,312	(419)	2,398
Net realized gain (loss)	45,029	128,712	383,945	2,459	(4,909)
Capital gain distribution from mutual funds	340,589	415,302	—	68,221	—
Change in unrealized appreciation (depreciation) of investments	35,607	301,516	1,252,722	(43,774)	24,810
Increase (decrease) in net assets from operations	416,688	858,980	1,709,979	26,487	22,299

From contract transactions:
Payments received from contract owners	92,657	123,804	275,612	6,392	7,008
Payments for contract benefits or terminations	(21,751)	(222,564)	(346,532)	—	(44,097)
Policy loans	(38,284)	(52,113)	(11,531)	150	429
Transfers between sub-accounts (including fixed account), net	(23,431)	(3,412)	(124,759)	11	(333)
Contract maintenance charges	(59,410)	(151,657)	(296,904)	(13,219)	(7,624)
Increase (decrease) in net assets from contract transactions	(50,219)	(305,942)	(504,114)	(6,666)	(44,617)

Increase (decrease) in net assets	366,469	553,038	1,205,865	19,821	(22,318)
Net assets at beginning of period	2,356,613	4,411,100	6,287,831	402,420	183,364
Net assets at end of period	$2,723,082	$4,964,138	$7,493,696	$422,241	$161,046

Beginning units	50,743	127,412	471,964	6,995	4,611
Units issued	4,052	7,345	39,814	113	184
Units redeemed	(4,527)	(16,037)	(75,117)	(223)	(1,265)
Ending units	50,268	118,720	436,661	6,885	3,530

For the Year Ended December 31, 2024
From operations:
Dividends	$236	$25,437	$86,327	$—	$2,356
Mortality and expense risk and administrative charges	(4,243)	(6,674)	(19,459)	(379)	(179)
Net investment income (loss)	(4,007)	18,763	66,868	(379)	2,177
Net realized gain (loss)	46,330	126,570	339,965	3,607	(4,455)
Capital gain distribution from mutual funds	143,614	139,621	—	23,015	—
Change in unrealized appreciation (depreciation) of investments	344,892	579,116	(64,599)	56,294	23,183
Increase (decrease) in net assets from operations	530,829	864,070	342,234	82,537	20,905

From contract transactions:
Payments received from contract owners	89,686	147,383	258,922	(8,528)	8,073
Payments for contract benefits or terminations	(4,778)	(146,659)	(278,406)	(5,119)	(10,780)
Policy loans	(14,366)	(33,256)	(36,385)	1,225	88
Transfers between sub-accounts (including fixed account), net	(76,658)	(103,735)	23,827	(17)	71
Contract maintenance charges	(100,202)	(158,417)	(361,352)	(13,530)	(7,494)
Increase (decrease) in net assets from contract transactions	(106,318)	(294,684)	(393,394)	(25,969)	(10,042)

Increase (decrease) in net assets	424,511	569,386	(51,160)	56,568	10,863
Net assets at beginning of period	1,932,102	3,841,714	6,338,991	345,852	172,501
Net assets at end of period	$2,356,613	$4,411,100	$6,287,831	$402,420	$183,364

Beginning units	53,664	137,635	503,045	7,506	4,901
Units issued	7,471	18,564	77,877	178	213
Units redeemed	(10,392)	(28,787)	(108,958)	(689)	(503)
Ending units	50,743	127,412	471,964	6,995	4,611
The accompanying Notes to Financial Statements are an integral part of this statement.

22

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	LVIP American Century Value Fund Standard Class II	LVIP JPMorgan Core Bond Fund Standard Class	LVIP JPMorgan Mid Cap Value Fund Standard Class	LVIP JPMorgan Small Cap Core Fund Standard Class	LVIP JPMorgan U.S. Equity Fund Standard Class
For the Year Ended December 31, 2025
From operations:
Dividends	$304,023	$178,761	$4,560	$22,754	$1,707
Mortality and expense risk and administrative charges	(40,493)	(11,362)	(627)	(9,103)	(423)
Net investment income (loss)	263,530	167,399	3,933	13,651	1,284
Net realized gain (loss)	349,510	(86,986)	(10,386)	(5,723)	96,422
Capital gain distribution from mutual funds	1,440,350	—	44,138	291,223	10,575
Change in unrealized appreciation (depreciation) of investments	663,244	244,738	(20,076)	30,053	(74,005)
Increase (decrease) in net assets from operations	2,716,634	325,151	17,609	329,204	34,276

From contract transactions:
Payments received from contract owners	520,143	396,266	—	141,326	7,343
Payments for contract benefits or terminations	(557,157)	(83,386)	(18,146)	(163,413)	—
Policy loans	(39,021)	(14,053)	(1,739)	(14,288)	(51)
Transfers between sub-accounts (including fixed account), net	(74,818)	199,962	82	(64,136)	(280,671)
Contract maintenance charges	(669,211)	(203,283)	(13,756)	(162,625)	(6,703)
Increase (decrease) in net assets from contract transactions	(820,064)	295,506	(33,559)	(263,136)	(280,082)

Increase (decrease) in net assets	1,896,570	620,657	(15,950)	66,068	(245,806)
Net assets at beginning of period	17,766,256	4,472,631	427,211	3,758,819	639,984
Net assets at end of period	$19,662,826	$5,093,288	$411,261	$3,824,887	$394,178

Beginning units	488,831	405,587	6,777	102,508	7,194
Units issued	51,986	117,071	1,172	10,263	137
Units redeemed	(74,552)	(92,018)	(1,777)	(18,331)	(3,459)
Ending units	466,265	430,640	6,172	94,440	3,872

For the Year Ended December 31, 2024
From operations:
Dividends	$518,904	$195,814	$5,222	$30,198	$3,155
Mortality and expense risk and administrative charges	(45,243)	(10,464)	(952)	(10,825)	(592)
Net investment income (loss)	473,661	185,350	4,270	19,373	2,563
Net realized gain (loss)	313,427	(8,597)	(1,333)	(22,427)	12,722
Capital gain distribution from mutual funds	998,859	—	65,829	56,944	26,250
Change in unrealized appreciation (depreciation) of investments	(244,212)	(110,764)	(13,996)	328,211	80,620
Increase (decrease) in net assets from operations	1,541,735	65,989	54,770	382,101	122,155

From contract transactions:
Payments received from contract owners	525,385	419,544	—	126,974	25,388
Payments for contract benefits or terminations	(576,048)	(32,359)	(8,206)	(168,648)	(16,096)
Policy loans	(72,265)	(10,917)	(1,780)	(54,868)	(50)
Transfers between sub-accounts (including fixed account), net	57,878	442,852	(5,478)	(513,199)	(664)
Contract maintenance charges	(695,167)	(283,461)	(15,213)	(164,442)	(6,982)
Increase (decrease) in net assets from contract transactions	(760,217)	535,659	(30,677)	(774,183)	1,596

Increase (decrease) in net assets	781,518	601,648	24,093	(392,082)	123,751
Net assets at beginning of period	16,984,738	3,870,983	403,118	4,150,901	516,233
Net assets at end of period	$17,766,256	$4,472,631	$427,211	$3,758,819	$639,984

Beginning units	512,377	355,794	7,395	126,530	7,187
Units issued	63,717	82,065	1,642	16,333	316
Units redeemed	(87,263)	(32,272)	(2,260)	(40,355)	(309)
Ending units	488,831	405,587	6,777	102,508	7,194
The accompanying Notes to Financial Statements are an integral part of this statement.

23

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	MFS VIT Growth Series Initial Class	MFS VIT Investors Trust Series Initial Class	MFS VIT New Discovery Series Initial Class	MFS VIT Research Series Initial Class	MFS VIT Total Return Series Initial Class
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$57,297	$—	$112,582	$110,947
Mortality and expense risk and administrative charges	(206,589)	(26,955)	(16,789)	(58,196)	(30,183)
Net investment income (loss)	(206,589)	30,342	(16,789)	54,386	80,764
Net realized gain (loss)	303,084	96,745	(224,283)	220,322	19,669
Capital gain distribution from mutual funds	7,693,565	1,466,351	—	2,758,944	295,843
Change in unrealized appreciation (depreciation) of investments	(3,034,779)	(1,161,416)	1,251,589	(1,648,389)	11,846
Increase (decrease) in net assets from operations	4,755,281	432,022	1,010,517	1,385,263	408,122

From contract transactions:
Payments received from contract owners	820,285	84,544	345,739	361,617	191,198
Payments for contract benefits or terminations	(2,552,377)	(154,879)	(258,542)	(634,341)	(353,841)
Policy loans	(305,917)	(15,185)	(28,500)	(62,349)	(17,091)
Transfers between sub-accounts (including fixed account), net	(83,247)	690	64,524	38,801	(21,294)
Contract maintenance charges	(1,248,512)	(181,085)	(313,049)	(467,901)	(273,047)
Increase (decrease) in net assets from contract transactions	(3,369,768)	(265,915)	(189,828)	(764,173)	(474,075)

Increase (decrease) in net assets	1,385,513	166,107	820,689	621,090	(65,953)
Net assets at beginning of period	42,724,466	3,577,770	7,959,428	11,657,524	4,265,448
Net assets at end of period	$44,109,979	$3,743,877	$8,780,117	$12,278,614	$4,199,495

Beginning units	545,101	6,826	226,692	130,281	15,534
Units issued	13,924	48	37,518	16,247	164
Units redeemed	(54,396)	(537)	(38,360)	(18,061)	(1,377)
Ending units	504,629	6,337	225,850	128,467	14,321

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$24,752	$—	$68,389	$110,893
Mortality and expense risk and administrative charges	(198,157)	(26,669)	(17,998)	(58,176)	(32,987)
Net investment income (loss)	(198,157)	(1,917)	(17,998)	10,213	77,906
Net realized gain (loss)	6,332,547	113,099	(485,720)	218,779	592
Capital gain distribution from mutual funds	3,085,640	251,852	—	657,536	214,679
Change in unrealized appreciation (depreciation) of investments	1,198,033	232,098	938,588	986,174	12,915
Increase (decrease) in net assets from operations	10,418,063	595,132	434,870	1,872,702	306,092

From contract transactions:
Payments received from contract owners	881,593	97,606	345,895	413,203	228,168
Payments for contract benefits or terminations	(1,529,396)	(148,574)	(212,580)	(460,601)	(502,669)
Policy loans	(21,879)	(15,430)	(49,214)	(35,988)	(1,967)
Transfers between sub-accounts (including fixed account), net	(4,628)	6	(250,286)	(139,025)	(15,120)
Contract maintenance charges	(1,257,071)	(186,129)	(310,856)	(496,320)	(301,920)
Increase (decrease) in net assets from contract transactions	(1,931,381)	(252,521)	(477,041)	(718,731)	(593,508)

Increase (decrease) in net assets	8,486,682	342,611	(42,171)	1,153,971	(287,416)
Net assets at beginning of period	34,237,784	3,235,159	8,001,599	10,503,553	4,552,864
Net assets at end of period	$42,724,466	$3,577,770	$7,959,428	$11,657,524	$4,265,448

Beginning units	320,982	7,322	233,168	137,819	18,479
Units issued	538,217	65	56,662	14,338	4,268
Units redeemed	(314,098)	(561)	(63,138)	(21,876)	(7,213)
Ending units	545,101	6,826	226,692	130,281	15,534
The accompanying Notes to Financial Statements are an integral part of this statement.

24

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	MFS VIT Utilities Series Initial Class	MFS VIT II Core Equity Portfolio Initial Class	Morgan Stanley VIF Growth Portfolio Class I	Neuberger Berman AMT Mid Cap Growth Portfolio Class I	Neuberger Berman AMT Quality Equity Portfolio Class I
For the Year Ended December 31, 2025
From operations:
Dividends	$219,090	$72,804	$—	$—	$—
Mortality and expense risk and administrative charges	(56,951)	(75,959)	(16,041)	(19,115)	(1,739)
Net investment income (loss)	162,139	(3,155)	(16,041)	(19,115)	(1,739)
Net realized gain (loss)	14,877	554,793	(288,766)	(34,941)	6,842
Capital gain distribution from mutual funds	100,196	1,622,346	—	1,187,017	41,209
Change in unrealized appreciation (depreciation) of investments	721,418	(332,553)	2,503,672	(598,351)	40,414
Increase (decrease) in net assets from operations	998,630	1,841,431	2,198,865	534,610	86,726

From contract transactions:
Payments received from contract owners	308,277	377,977	86,043	295,404	10,349
Payments for contract benefits or terminations	(551,907)	(1,610,575)	(208,111)	(328,207)	(3,633)
Policy loans	(11,424)	(60,923)	(1,116)	(74,302)	(38)
Transfers between sub-accounts (including fixed account), net	(33,127)	(1,463)	(131,999)	(491,982)	15
Contract maintenance charges	(436,127)	(557,090)	(165,851)	(277,768)	(15,797)
Increase (decrease) in net assets from contract transactions	(724,308)	(1,852,074)	(421,034)	(876,855)	(9,104)

Increase (decrease) in net assets	274,322	(10,643)	1,777,831	(342,245)	77,622
Net assets at beginning of period	7,506,010	16,283,132	6,275,064	9,471,327	649,325
Net assets at end of period	$7,780,332	$16,272,489	$8,052,895	$9,129,082	$726,947

Beginning units	104,387	359,828	81,698	244,130	21,727
Units issued	1,420	7,595	4,287	35,051	370
Units redeemed	(11,017)	(47,126)	(8,791)	(51,144)	(846)
Ending units	94,790	320,297	77,194	228,037	21,251

For the Year Ended December 31, 2024
From operations:
Dividends	$170,329	$94,699	$—	$—	$1,367
Mortality and expense risk and administrative charges	(55,623)	(77,303)	(12,557)	(20,257)	(1,557)
Net investment income (loss)	114,706	17,396	(12,557)	(20,257)	(190)
Net realized gain (loss)	(24,770)	310,726	(761,145)	(86,388)	13,435
Capital gain distribution from mutual funds	210,185	689,106	—	501,843	29,446
Change in unrealized appreciation (depreciation) of investments	454,391	1,766,500	2,663,882	1,431,307	94,261
Increase (decrease) in net assets from operations	754,512	2,783,728	1,890,180	1,826,505	136,952

From contract transactions:
Payments received from contract owners	319,636	403,596	97,510	299,583	(6,318)
Payments for contract benefits or terminations	(334,038)	(729,346)	(285,148)	(150,748)	(20,955)
Policy loans	(5,409)	(74,471)	(12,340)	(38,644)	(117)
Transfers between sub-accounts (including fixed account), net	77,483	(118,894)	(1,411,714)	274,649	(441)
Contract maintenance charges	(455,697)	(594,106)	(138,650)	(304,271)	(14,620)
Increase (decrease) in net assets from contract transactions	(398,025)	(1,113,221)	(1,750,342)	80,569	(42,451)

Increase (decrease) in net assets	356,487	1,670,507	139,838	1,907,074	94,501
Net assets at beginning of period	7,149,523	14,612,625	6,135,226	7,564,253	554,824
Net assets at end of period	$7,506,010	$16,283,132	$6,275,064	$9,471,327	$649,325

Beginning units	110,190	386,414	117,237	245,045	24,123
Units issued	2,911	33,303	23,310	50,741	691
Units redeemed	(8,714)	(59,889)	(58,849)	(51,656)	(3,087)
Ending units	104,387	359,828	81,698	244,130	21,727
The accompanying Notes to Financial Statements are an integral part of this statement.

25

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Neuberger Berman AMT Short Duration Bond Portfolio Class I	PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	PIMCO Real Return Portfolio Administrative Class	PIMCO Short-Term Portfolio Administrative Class
For the Year Ended December 31, 2025
From operations:
Dividends	$2,285	$27,360	$26,237	$222,282	$208,151
Mortality and expense risk and administrative charges	(43)	(2,339)	(1,392)	(11,479)	(11,190)
Net investment income (loss)	2,242	25,021	24,845	210,803	196,961
Net realized gain (loss)	(145)	(8,534)	(12,816)	(86,083)	1,183
Change in unrealized appreciation (depreciation) of investments	229	145,921	55,430	366,712	3,408
Increase (decrease) in net assets from operations	2,326	162,408	67,459	491,432	201,552

From contract transactions:
Payments received from contract owners	576	68,596	41,565	415,757	292,485
Payments for contract benefits or terminations	—	(44,405)	(1,729)	(246,029)	(568,878)
Policy loans	—	(14,128)	1,055	(501)	(20,839)
Transfers between sub-accounts (including fixed account), net	—	(15,068)	10,036	60,183	184,021
Contract maintenance charges	(2,140)	(69,254)	(22,199)	(564,995)	(299,269)
Increase (decrease) in net assets from contract transactions	(1,564)	(74,259)	28,728	(335,585)	(412,480)

Increase (decrease) in net assets	762	88,149	96,187	155,847	(210,928)
Net assets at beginning of period	42,197	912,023	535,906	6,502,721	4,605,745
Net assets at end of period	$42,959	$1,000,172	$632,093	$6,658,568	$4,394,817

Beginning units	2,835	80,499	51,436	430,157	350,130
Units issued	38	11,334	15,276	42,299	98,610
Units redeemed	(140)	(23,673)	(12,851)	(62,977)	(131,216)
Ending units	2,733	68,160	53,861	409,479	317,524

For the Year Ended December 31, 2024
From operations:
Dividends	$2,353	$20,180	$18,121	$174,624	$221,606
Mortality and expense risk and administrative charges	(42)	(2,565)	(1,306)	(13,097)	(12,083)
Net investment income (loss)	2,311	17,615	16,815	161,527	209,523
Net realized gain (loss)	(133)	(100,042)	(9,284)	(172,877)	(3,511)
Change in unrealized appreciation (depreciation) of investments	254	116,676	(11,242)	141,492	42,196
Increase (decrease) in net assets from operations	2,432	34,249	(3,711)	130,142	248,208

From contract transactions:
Payments received from contract owners	581	69,291	40,199	437,216	311,969
Payments for contract benefits or terminations	—	(24,695)	(11,233)	(161,437)	(251,538)
Policy loans	—	6,319	(3,867)	(42,156)	(15,686)
Transfers between sub-accounts (including fixed account), net	—	(40,145)	54,423	(6,976)	378,816
Contract maintenance charges	(2,061)	(69,668)	(29,259)	(586,502)	(319,842)
Increase (decrease) in net assets from contract transactions	(1,480)	(58,898)	50,263	(359,855)	103,719

Increase (decrease) in net assets	952	(24,649)	46,552	(229,713)	351,927
Net assets at beginning of period	41,245	936,672	489,354	6,732,434	4,253,818
Net assets at end of period	$42,197	$912,023	$535,906	$6,502,721	$4,605,745

Beginning units	2,937	95,951	46,634	455,253	342,406
Units issued	40	26,673	12,326	52,341	90,369
Units redeemed	(142)	(42,125)	(7,524)	(77,437)	(82,645)
Ending units	2,835	80,499	51,436	430,157	350,130
The accompanying Notes to Financial Statements are an integral part of this statement.

26

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Total Return Portfolio Administrative Class	Putnam VT Diversified Income Fund Class IB	Putnam VT International Value Fund Class IB	Putnam VT Large Cap Growth Fund Class IB	Putnam VT Large Cap Value Fund Class IB
For the Year Ended December 31, 2025
From operations:
Dividends	$550,996	$274,529	$63,569	$—	$312,021
Mortality and expense risk and administrative charges	(29,984)	(12,841)	(12,404)	(321)	(48,306)
Net investment income (loss)	521,012	261,688	51,165	(321)	263,715
Net realized gain (loss)	(322,235)	(170,717)	259,932	353	479,038
Capital gain distribution from mutual funds	—	—	44,572	11,670	1,492,553
Change in unrealized appreciation (depreciation) of investments	917,767	264,413	1,138,671	5,685	1,890,052
Increase (decrease) in net assets from operations	1,116,544	355,384	1,494,340	17,387	4,125,358

From contract transactions:
Payments received from contract owners	816,832	114,903	292,695	6,187	453,807
Payments for contract benefits or terminations	(467,344)	(204,056)	(295,313)	—	(768,169)
Policy loans	(16,641)	(11,877)	(19,253)	(16)	(39,593)
Transfers between sub-accounts (including fixed account), net	705,078	19,088	(120,406)	(98)	36,560
Contract maintenance charges	(892,122)	(293,189)	(312,203)	(5,587)	(724,600)
Increase (decrease) in net assets from contract transactions	145,803	(375,131)	(454,480)	486	(1,041,995)

Increase (decrease) in net assets	1,262,347	(19,747)	1,039,860	17,873	3,083,363
Net assets at beginning of period	12,736,228	4,499,352	4,503,949	123,220	21,129,618
Net assets at end of period	$13,998,575	$4,479,605	$5,543,809	$141,093	$24,212,981

Beginning units	871,698	227,519	315,403	9,446	580,118
Units issued	186,763	16,825	26,343	143	28,517
Units redeemed	(173,185)	(36,362)	(53,770)	(106)	(54,486)
Ending units	885,276	207,982	287,976	9,483	554,149

For the Year Ended December 31, 2024
From operations:
Dividends	$509,097	$275,044	$105,328	$—	$216,975
Mortality and expense risk and administrative charges	(31,987)	(13,742)	(11,922)	(286)	(49,329)
Net investment income (loss)	477,110	261,302	93,406	(286)	167,646
Net realized gain (loss)	(482,861)	(211,765)	123,207	3,746	416,833
Capital gain distribution from mutual funds	—	—	12,412	4,568	883,137
Change in unrealized appreciation (depreciation) of investments	295,746	189,991	(26,981)	22,650	1,881,836
Increase (decrease) in net assets from operations	289,995	239,528	202,044	30,678	3,349,452

From contract transactions:
Payments received from contract owners	849,410	105,102	258,371	6,187	484,540
Payments for contract benefits or terminations	(408,011)	(116,588)	(144,605)	(114)	(465,792)
Policy loans	(31,716)	(3,285)	(15,831)	181	(50,800)
Transfers between sub-accounts (including fixed account), net	507,885	45,719	302,513	(2,010)	1,096,340
Contract maintenance charges	(955,907)	(292,858)	(311,976)	(5,243)	(716,939)
Increase (decrease) in net assets from contract transactions	(38,339)	(261,910)	88,472	(999)	347,349

Increase (decrease) in net assets	251,656	(22,382)	290,516	29,679	3,696,801
Net assets at beginning of period	12,484,572	4,521,734	4,213,433	93,541	17,432,817
Net assets at end of period	$12,736,228	$4,499,352	$4,503,949	$123,220	$21,129,618

Beginning units	876,631	241,364	310,827	9,582	575,804
Units issued	206,600	24,893	75,606	2,222	87,136
Units redeemed	(211,533)	(38,738)	(71,030)	(2,358)	(82,822)
Ending units	871,698	227,519	315,403	9,446	580,118
The accompanying Notes to Financial Statements are an integral part of this statement.

27

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Putnam VT Small Cap Value Fund Class IB	Putnam VT Sustainable Leaders Fund Class IB	SST SA Multi-Managed Mid Cap Value Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$975	$714	$1,802	$—	$6,292
Mortality and expense risk and administrative charges	(212)	(269)	(513)	(20,948)	(346)
Net investment income (loss)	763	445	1,289	(20,948)	5,946
Net realized gain (loss)	(312)	(688)	4,471	343,971	(1,637)
Capital gain distribution from mutual funds	13,338	12,568	35,488	1,507,144	—
Change in unrealized appreciation (depreciation) of investments	(6,739)	(1,463)	(26,152)	(560,543)	7,552
Increase (decrease) in net assets from operations	7,050	10,862	15,096	1,269,624	11,861

From contract transactions:
Payments received from contract owners	5,446	1,683	21,092	246,981	9,579
Payments for contract benefits or terminations	(7,201)	(6,012)	(30)	(576,525)	(6,817)
Policy loans	(3)	—	452	(116,736)	377
Transfers between sub-accounts (including fixed account), net	(677)	1,163	9,084	46,051	5
Contract maintenance charges	(3,879)	(4,388)	(7,922)	(466,386)	(18,636)
Increase (decrease) in net assets from contract transactions	(6,314)	(7,554)	22,676	(866,615)	(15,492)

Increase (decrease) in net assets	736	3,308	37,772	403,009	(3,631)
Net assets at beginning of period	150,810	109,295	209,823	10,446,605	183,188
Net assets at end of period	$151,546	$112,603	$247,595	$10,849,614	$179,557

Beginning units	4,098	1,642	10,539	158,693	5,642
Units issued	149	52	4,965	4,585	298
Units redeemed	(324)	(162)	(3,946)	(17,211)	(764)
Ending units	3,923	1,532	11,558	146,067	5,176

For the Year Ended December 31, 2024
From operations:
Dividends	$1,411	$257	$1,775	$—	$6,167
Mortality and expense risk and administrative charges	(218)	(283)	(502)	(20,416)	(361)
Net investment income (loss)	1,193	(26)	1,273	(20,416)	5,806
Net realized gain (loss)	613	688	564	330,423	(1,431)
Capital gain distribution from mutual funds	6,848	835	14,548	1,037,981	—
Change in unrealized appreciation (depreciation) of investments	(29)	21,100	8,123	865,112	(458)
Increase (decrease) in net assets from operations	8,625	22,597	24,508	2,213,100	3,917

From contract transactions:
Payments received from contract owners	5,268	2,495	18,456	275,559	9,743
Payments for contract benefits or terminations	(6,376)	(20,180)	(900)	(558,366)	—
Policy loans	(3,865)	—	299	(105,072)	100
Transfers between sub-accounts (including fixed account), net	111	(2,562)	(1,334)	(31,014)	(1)
Contract maintenance charges	(3,893)	(4,130)	(12,470)	(465,500)	(18,689)
Increase (decrease) in net assets from contract transactions	(8,755)	(24,377)	4,051	(884,393)	(8,847)

Increase (decrease) in net assets	(130)	(1,780)	28,559	1,328,707	(4,930)
Net assets at beginning of period	150,940	111,075	181,264	9,117,898	188,118
Net assets at end of period	$150,810	$109,295	$209,823	$10,446,605	$183,188

Beginning units	4,357	2,048	10,358	173,143	5,919
Units issued	125	43	1,119	5,301	319
Units redeemed	(384)	(449)	(938)	(19,751)	(596)
Ending units	4,098	1,642	10,539	158,693	5,642
The accompanying Notes to Financial Statements are an integral part of this statement.

28

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$5,479	$4,997	$61,904	$7,356	$9,262
Mortality and expense risk and administrative charges	(1,004)	(532)	(6,366)	(1,307)	(490)
Net investment income (loss)	4,475	4,465	55,538	6,049	8,772
Net realized gain (loss)	(1,424)	(17,598)	19,945	1,686	(8,596)
Capital gain distribution from mutual funds	83,457	14,898	476,274	26,481	—
Change in unrealized appreciation (depreciation) of investments	5,317	(1,140)	(60,466)	60,574	14,177
Increase (decrease) in net assets from operations	91,825	625	491,291	94,790	14,353

From contract transactions:
Payments received from contract owners	10,546	14,061	69,729	5,745	22,094
Payments for contract benefits or terminations	(4,816)	(38,195)	(68,723)	(10,841)	(17,674)
Policy loans	(1,235)	(9,026)	(866)	(14,055)	(15)
Transfers between sub-accounts (including fixed account), net	68	1,759	110	(521)	269
Contract maintenance charges	(15,211)	(31,121)	(134,675)	(20,963)	(28,937)
Increase (decrease) in net assets from contract transactions	(10,648)	(62,522)	(134,425)	(40,635)	(24,263)

Increase (decrease) in net assets	81,177	(61,897)	356,866	54,155	(9,910)
Net assets at beginning of period	427,053	268,829	3,000,146	599,794	242,759
Net assets at end of period	$508,230	$206,932	$3,357,012	$653,949	$232,849

Beginning units	13,013	4,293	36,785	8,667	12,632
Units issued	332	232	951	86	1,262
Units redeemed	(644)	(1,261)	(2,525)	(655)	(2,501)
Ending units	12,701	3,264	35,211	8,098	11,393

For the Year Ended December 31, 2024
From operations:
Dividends	$5,440	$6,067	$60,884	$7,458	$10,069
Mortality and expense risk and administrative charges	(910)	(625)	(5,950)	(1,255)	(554)
Net investment income (loss)	4,530	5,442	54,934	6,203	9,515
Net realized gain (loss)	(1,823)	(1,742)	(5,621)	(191)	(9,167)
Capital gain distribution from mutual funds	29,021	—	29,546	—	—
Change in unrealized appreciation (depreciation) of investments	45,306	16,067	391,922	96,518	1,642
Increase (decrease) in net assets from operations	77,034	19,767	470,781	102,530	1,990

From contract transactions:
Payments received from contract owners	10,865	14,409	76,143	5,703	27,634
Payments for contract benefits or terminations	(984)	(4,462)	(156,891)	(5,805)	(25,849)
Policy loans	(6,481)	(2,106)	(4,258)	(5)	(276)
Transfers between sub-accounts (including fixed account), net	19	19	(5,480)	(185)	642
Contract maintenance charges	(16,280)	(30,621)	(131,361)	(19,791)	(27,197)
Increase (decrease) in net assets from contract transactions	(12,861)	(22,761)	(221,847)	(20,083)	(25,046)

Increase (decrease) in net assets	64,173	(2,994)	248,934	82,447	(23,056)
Net assets at beginning of period	362,880	271,823	2,751,212	517,347	265,815
Net assets at end of period	$427,053	$268,829	$3,000,146	$599,794	$242,759

Beginning units	13,420	4,674	39,981	8,978	13,954
Units issued	392	327	6,325	91	1,442
Units redeemed	(799)	(708)	(9,521)	(402)	(2,764)
Ending units	13,013	4,293	36,785	8,667	12,632
The accompanying Notes to Financial Statements are an integral part of this statement.

29

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$26,736	$—	$—	$113,476	$8,681
Mortality and expense risk and administrative charges	(1,650)	(349)	(1,353)	(10,075)	(732)
Net investment income (loss)	25,086	(349)	(1,353)	103,401	7,949
Net realized gain (loss)	(13,878)	(1,156)	59,565	33,141	(1,487)
Capital gain distribution from mutual funds	—	606	259,247	178,509	—
Change in unrealized appreciation (depreciation) of investments	29,358	9,121	(86,223)	313,406	96,818
Increase (decrease) in net assets from operations	40,566	8,222	231,236	628,457	103,280

From contract transactions:
Payments received from contract owners	40,494	1,813	23,851	232,800	13,748
Payments for contract benefits or terminations	(8,754)	—	(45,850)	(219,331)	(22,506)
Policy loans	1,408	—	(67,672)	9,872	(1,149)
Transfers between sub-accounts (including fixed account), net	34,955	(1)	1,091	280,234	(485)
Contract maintenance charges	(30,438)	(4,746)	(44,859)	(251,704)	(14,805)
Increase (decrease) in net assets from contract transactions	37,665	(2,934)	(133,439)	51,871	(25,197)

Increase (decrease) in net assets	78,231	5,288	97,797	680,328	78,083
Net assets at beginning of period	653,004	144,480	1,320,902	4,788,801	304,823
Net assets at end of period	$731,235	$149,768	$1,418,699	$5,469,129	$382,906

Beginning units	64,145	6,870	18,422	195,753	9,369
Units issued	11,903	88	375	33,309	380
Units redeemed	(8,400)	(229)	(2,068)	(29,895)	(1,097)
Ending units	67,648	6,729	16,729	199,167	8,652

For the Year Ended December 31, 2024
From operations:
Dividends	$23,592	$—	$—	$85,967	$9,129
Mortality and expense risk and administrative charges	(1,570)	(347)	(1,250)	(11,163)	(682)
Net investment income (loss)	22,022	(347)	(1,250)	74,804	8,447
Net realized gain (loss)	(6,802)	(4,042)	23,006	80,584	(1,223)
Capital gain distribution from mutual funds	—	—	57,420	—	—
Change in unrealized appreciation (depreciation) of investments	(10,150)	25,075	222,924	340,728	23,072
Increase (decrease) in net assets from operations	5,070	20,686	302,100	496,116	30,296

From contract transactions:
Payments received from contract owners	39,701	1,830	14,564	237,907	14,458
Payments for contract benefits or terminations	(1,009)	(4,850)	(7,350)	(336,149)	(23,347)
Policy loans	973	(14)	(19,750)	(21,953)	(5,679)
Transfers between sub-accounts (including fixed account), net	57,082	(67)	(5,904)	(51,820)	(223)
Contract maintenance charges	(46,044)	(4,674)	(41,376)	(277,411)	(13,520)
Increase (decrease) in net assets from contract transactions	50,703	(7,775)	(59,816)	(449,426)	(28,311)

Increase (decrease) in net assets	55,773	12,911	242,284	46,690	1,985
Net assets at beginning of period	597,231	131,569	1,078,618	4,742,111	302,838
Net assets at end of period	$653,004	$144,480	$1,320,902	$4,788,801	$304,823

Beginning units	59,105	7,265	19,314	209,774	10,274
Units issued	11,202	90	581	60,964	677
Units redeemed	(6,162)	(485)	(1,473)	(74,985)	(1,582)
Ending units	64,145	6,870	18,422	195,753	9,369
The accompanying Notes to Financial Statements are an integral part of this statement.

30

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$84,537	$1,999	$1,722	$—	$65,937
Mortality and expense risk and administrative charges	(5,460)	(1,045)	(101)	(16,024)	(1,799)
Net investment income (loss)	79,077	954	1,621	(16,024)	64,138
Net realized gain (loss)	14,162	3,087	190	(33,707)	1,970
Capital gain distribution from mutual funds	616,641	50,392	—	618,492	—
Change in unrealized appreciation (depreciation) of investments	(211,762)	9,475	1,239	55,702	(5,739)
Increase (decrease) in net assets from operations	498,118	63,908	3,050	624,463	60,369

From contract transactions:
Payments received from contract owners	58,358	24,975	3,870	206,214	39,913
Payments for contract benefits or terminations	(27,837)	(14,446)	—	(434,903)	(7,430)
Policy loans	(39,962)	(1,428)	(1)	(31,194)	(18)
Transfers between sub-accounts (including fixed account), net	185,652	(55)	(9)	(432,861)	(28)
Contract maintenance charges	(123,564)	(31,627)	(6,438)	(345,048)	(83,023)
Increase (decrease) in net assets from contract transactions	52,647	(22,581)	(2,578)	(1,037,792)	(50,586)

Increase (decrease) in net assets	550,765	41,327	472	(413,329)	9,783
Net assets at beginning of period	3,371,537	464,500	44,343	9,285,910	1,372,017
Net assets at end of period	$3,922,302	$505,827	$44,815	$8,872,581	$1,381,800

Beginning units	85,828	8,470	1,713	352,984	108,305
Units issued	6,348	493	142	34,546	3,641
Units redeemed	(4,755)	(887)	(237)	(74,294)	(7,554)
Ending units	87,421	8,076	1,618	313,236	104,392

For the Year Ended December 31, 2024
From operations:
Dividends	$82,224	$1,674	$1,670	$—	$51,632
Mortality and expense risk and administrative charges	(5,164)	(1,029)	(102)	(17,252)	(1,784)
Net investment income (loss)	77,060	645	1,568	(17,252)	49,848
Net realized gain (loss)	33,506	11,133	(216)	(92,356)	1,122
Capital gain distribution from mutual funds	236,365	47,053	—	—	—
Change in unrealized appreciation (depreciation) of investments	43,573	38,591	(764)	1,287,414	16,822
Increase (decrease) in net assets from operations	390,504	97,422	588	1,177,806	67,792

From contract transactions:
Payments received from contract owners	56,659	19,747	3,870	210,572	61,895
Payments for contract benefits or terminations	(169,389)	(36,998)	(27,026)	(250,309)	(5,458)
Policy loans	(2,031)	(28,613)	(1)	(54,767)	(43)
Transfers between sub-accounts (including fixed account), net	(2,128)	(722)	189	(6,929)	(13)
Contract maintenance charges	(115,477)	(26,086)	(5,636)	(339,588)	(77,191)
Increase (decrease) in net assets from contract transactions	(232,366)	(72,672)	(28,604)	(441,021)	(20,810)

Increase (decrease) in net assets	158,138	24,750	(28,016)	736,785	46,982
Net assets at beginning of period	3,213,399	439,750	72,359	8,549,125	1,325,035
Net assets at end of period	$3,371,537	$464,500	$44,343	$9,285,910	$1,372,017

Beginning units	91,913	9,907	2,841	366,346	110,011
Units issued	1,738	428	154	42,171	5,365
Units redeemed	(7,823)	(1,865)	(1,282)	(55,533)	(7,071)
Ending units	85,828	8,470	1,713	352,984	108,305
The accompanying Notes to Financial Statements are an integral part of this statement.

31

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Large Cap Growth Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$6,595	$23,005	$5,304	$6,533
Mortality and expense risk and administrative charges	(89)	(1,784)	(1,604)	(665)	(199)
Net investment income (loss)	(89)	4,811	21,401	4,639	6,334
Net realized gain (loss)	5,338	1,753	(1,196)	1,752	(4,123)
Capital gain distribution from mutual funds	13,852	259,656	74,770	24,147	—
Change in unrealized appreciation (depreciation) of investments	(7,539)	(170,762)	(4,420)	28,988	8,391
Increase (decrease) in net assets from operations	11,562	95,458	90,555	59,526	10,602

From contract transactions:
Payments received from contract owners	1,541	30,668	75,359	13,914	7,857
Payments for contract benefits or terminations	(605)	(20,234)	(13,605)	(21,691)	(14,948)
Policy loans	(2)	165	(1,276)	(137)	(12)
Transfers between sub-accounts (including fixed account), net	10	(125)	77	104	(249)
Contract maintenance charges	(16,636)	(44,139)	(82,895)	(21,169)	(8,150)
Increase (decrease) in net assets from contract transactions	(15,692)	(33,665)	(22,340)	(28,979)	(15,502)

Increase (decrease) in net assets	(4,130)	61,793	68,215	30,547	(4,900)
Net assets at beginning of period	79,395	727,271	849,410	295,580	130,851
Net assets at end of period	$75,265	$789,064	$917,625	$326,127	$125,951

Beginning units	1,983	14,216	20,544	17,976	8,268
Units issued	38	581	1,904	1,088	473
Units redeemed	(407)	(1,214)	(2,419)	(2,665)	(1,451)
Ending units	1,614	13,583	20,029	16,399	7,290

For the Year Ended December 31, 2024
From operations:
Dividends	$64	$7,163	$20,617	$5,619	$3,120
Mortality and expense risk and administrative charges	(91)	(1,676)	(1,562)	(697)	(226)
Net investment income (loss)	(27)	5,487	19,055	4,922	2,894
Net realized gain (loss)	5,828	4,023	564	1,989	(8,448)
Capital gain distribution from mutual funds	8,722	103,954	32,436	—	—
Change in unrealized appreciation (depreciation) of investments	9,160	5,908	7,791	3,627	2,546
Increase (decrease) in net assets from operations	23,683	119,372	59,846	10,538	(3,008)

From contract transactions:
Payments received from contract owners	1,472	29,078	79,313	16,422	9,470
Payments for contract benefits or terminations	(7,525)	(15,738)	(8,244)	(82,063)	(24,557)
Policy loans	(2)	(813)	(10,846)	(3,508)	(633)
Transfers between sub-accounts (including fixed account), net	(114)	(168)	(914)	(725)	(48)
Contract maintenance charges	(13,255)	(41,140)	(72,373)	(23,238)	(7,623)
Increase (decrease) in net assets from contract transactions	(19,424)	(28,781)	(13,064)	(93,112)	(23,391)

Increase (decrease) in net assets	4,259	90,591	46,782	(82,574)	(26,399)
Net assets at beginning of period	75,136	636,680	802,628	378,154	157,250
Net assets at end of period	$79,395	$727,271	$849,410	$295,580	$130,851

Beginning units	2,546	14,855	20,861	23,647	9,743
Units issued	42	711	2,118	1,854	1,231
Units redeemed	(605)	(1,350)	(2,435)	(7,525)	(2,706)
Ending units	1,983	14,216	20,544	17,976	8,268
The accompanying Notes to Financial Statements are an integral part of this statement.

32

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA Putnam International Value Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3	VALIC Company I Core Bond Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$15,963	$14,017	$—	$—	$18,605
Mortality and expense risk and administrative charges	(544)	(1,196)	(11,931)	(2,815)	(1,199)
Net investment income (loss)	15,419	12,821	(11,931)	(2,815)	17,406
Net realized gain (loss)	(2,987)	16,571	82,302	95,657	(18,862)
Capital gain distribution from mutual funds	—	54,861	31,339	8,204	—
Change in unrealized appreciation (depreciation) of investments	7,258	85,725	845,057	97,542	36,471
Increase (decrease) in net assets from operations	19,690	169,978	946,767	198,588	35,015

From contract transactions:
Payments received from contract owners	5,428	13,630	76,784	123,489	45,042
Payments for contract benefits or terminations	(10,722)	(31,154)	(264,520)	(9,480)	(54,011)
Policy loans	22	14	(72,095)	(144)	(2)
Transfers between sub-accounts (including fixed account), net	(183)	(1,071)	(203,215)	(847)	15,950
Contract maintenance charges	(16,026)	(35,125)	(221,879)	(57,750)	(16,488)
Increase (decrease) in net assets from contract transactions	(21,481)	(53,706)	(684,925)	55,268	(9,509)

Increase (decrease) in net assets	(1,791)	116,272	261,842	253,856	25,506
Net assets at beginning of period	257,579	509,126	6,958,746	1,214,108	500,346
Net assets at end of period	$255,788	$625,398	$7,220,588	$1,467,964	$525,852

Beginning units	7,135	22,737	59,969	33,916	43,985
Units issued	150	1,145	1,023	16,697	12,545
Units redeemed	(732)	(3,184)	(6,605)	(14,527)	(13,363)
Ending units	6,553	20,698	54,387	36,086	43,167

For the Year Ended December 31, 2024
From operations:
Dividends	$19,353	$17,595	$—	$—	$16,110
Mortality and expense risk and administrative charges	(628)	(1,104)	(11,639)	(3,079)	(1,255)
Net investment income (loss)	18,725	16,491	(11,639)	(3,079)	14,855
Net realized gain (loss)	(6,123)	3,872	(44,056)	(177,962)	(8,039)
Capital gain distribution from mutual funds	—	17,276	—	—	—
Change in unrealized appreciation (depreciation) of investments	8,236	(9,161)	2,285,114	590,326	205
Increase (decrease) in net assets from operations	20,838	28,478	2,229,419	409,285	7,021

From contract transactions:
Payments received from contract owners	5,607	37,112	80,276	116,036	46,427
Payments for contract benefits or terminations	(56,395)	(36,664)	(546,736)	(115,201)	(6,278)
Policy loans	(3,153)	(3,124)	(87,901)	—	(2)
Transfers between sub-accounts (including fixed account), net	(474)	(347)	(30,713)	(181,857)	20,221
Contract maintenance charges	(15,251)	(31,284)	(217,582)	(78,828)	(22,588)
Increase (decrease) in net assets from contract transactions	(69,666)	(34,307)	(802,656)	(259,850)	37,780

Increase (decrease) in net assets	(48,828)	(5,829)	1,426,763	149,435	44,801
Net assets at beginning of period	306,407	514,955	5,531,983	1,064,673	455,545
Net assets at end of period	$257,579	$509,126	$6,958,746	$1,214,108	$500,346

Beginning units	9,118	24,274	67,009	43,025	39,734
Units issued	456	1,736	1,282	6,490	10,462
Units redeemed	(2,439)	(3,273)	(8,322)	(15,599)	(6,211)
Ending units	7,135	22,737	59,969	33,916	43,985
The accompanying Notes to Financial Statements are an integral part of this statement.

33

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Dynamic Allocation Fund	VALIC Company I Emerging Economies Fund	VALIC Company I International Equities Index Fund	VALIC Company I International Value Fund	VALIC Company I Mid Cap Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$244,995	$22,803	$185,307	$10,914	$232,081
Mortality and expense risk and administrative charges	(28,708)	(1,643)	(17,172)	(664)	(36,722)
Net investment income (loss)	216,287	21,160	168,135	10,250	195,359
Net realized gain (loss)	(212,004)	(32,937)	137,241	34,364	(82,026)
Capital gain distribution from mutual funds	99,789	—	61,456	16,423	2,079,063
Change in unrealized appreciation (depreciation) of investments	1,130,482	191,383	1,091,887	36,828	(993,959)
Increase (decrease) in net assets from operations	1,234,554	179,606	1,458,719	97,865	1,198,437

From contract transactions:
Payments received from contract owners	1,062,145	46,882	149,964	29,159	487,057
Payments for contract benefits or terminations	(210,273)	(1,387)	(43,173)	(6,537)	(613,676)
Policy loans	(5,723)	(579)	(61,096)	925	(105,171)
Transfers between sub-accounts (including fixed account), net	335,704	(18,989)	42,003	(22,748)	13,085
Contract maintenance charges	(375,212)	(27,952)	(164,623)	(11,718)	(660,200)
Increase (decrease) in net assets from contract transactions	806,641	(2,025)	(76,925)	(10,919)	(878,905)

Increase (decrease) in net assets	2,041,195	177,581	1,381,794	86,946	319,532
Net assets at beginning of period	10,899,048	601,295	4,831,336	253,310	18,697,053
Net assets at end of period	$12,940,243	$778,876	$6,213,130	$340,256	$19,016,585

Beginning units	664,079	49,351	335,556	20,588	463,256
Units issued	182,913	9,508	33,586	10,302	36,469
Units redeemed	(138,087)	(9,703)	(38,988)	(11,271)	(57,506)
Ending units	708,905	49,156	330,154	19,619	442,219

For the Year Ended December 31, 2024
From operations:
Dividends	$242,216	$12,668	$115,130	$3,933	$260,949
Mortality and expense risk and administrative charges	(25,874)	(1,493)	(15,894)	(628)	(41,798)
Net investment income (loss)	216,342	11,175	99,236	3,305	219,151
Net realized gain (loss)	(48,917)	(21,104)	65,906	1,384	25,397
Capital gain distribution from mutual funds	341,938	—	—	—	683,919
Change in unrealized appreciation (depreciation) of investments	645,387	69,428	(34,012)	12,935	1,295,648
Increase (decrease) in net assets from operations	1,154,750	59,499	131,130	17,624	2,224,115

From contract transactions:
Payments received from contract owners	1,082,467	49,966	150,653	29,083	472,043
Payments for contract benefits or terminations	(185,578)	(2,994)	(130,751)	—	(817,469)
Policy loans	(8,092)	—	1,339	507	(25,610)
Transfers between sub-accounts (including fixed account), net	233,807	17,277	114,610	4,093	(342,707)
Contract maintenance charges	(473,844)	(41,560)	(171,598)	(16,878)	(717,166)
Increase (decrease) in net assets from contract transactions	648,760	22,689	(35,747)	16,805	(1,430,909)

Increase (decrease) in net assets	1,803,510	82,188	95,383	34,429	793,206
Net assets at beginning of period	9,095,538	519,107	4,735,953	218,881	17,903,847
Net assets at end of period	$10,899,048	$601,295	$4,831,336	$253,310	$18,697,053

Beginning units	623,188	47,416	338,794	19,246	501,904
Units issued	92,221	9,590	29,780	3,605	59,743
Units redeemed	(51,330)	(7,655)	(33,018)	(2,263)	(98,391)
Ending units	664,079	49,351	335,556	20,588	463,256
The accompanying Notes to Financial Statements are an integral part of this statement.

34

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Mid Cap Value Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$2,426	$59,620	$—	$113,090	$381,395
Mortality and expense risk and administrative charges	(629)	(26,670)	(18,894)	(20,686)	(80,150)
Net investment income (loss)	1,797	32,950	(18,894)	92,404	301,245
Net realized gain (loss)	(25,455)	358,129	412,292	(431,532)	1,295,376
Capital gain distribution from mutual funds	25,425	2,395,232	—	289,062	514,424
Change in unrealized appreciation (depreciation) of investments	21,322	(98,496)	1,663,172	1,137,706	3,432,779
Increase (decrease) in net assets from operations	23,089	2,687,815	2,056,570	1,087,640	5,543,824

From contract transactions:
Payments received from contract owners	25,147	243,519	191,946	325,432	949,263
Payments for contract benefits or terminations	(10,999)	(491,497)	(625,669)	(526,913)	(2,314,886)
Policy loans	—	(260,671)	(41,516)	(22,162)	(446)
Transfers between sub-accounts (including fixed account), net	27,380	50,780	(31,617)	(206,645)	379,507
Contract maintenance charges	(8,673)	(289,792)	(161,941)	(304,780)	(1,464,409)
Increase (decrease) in net assets from contract transactions	32,855	(747,661)	(668,797)	(735,068)	(2,450,971)

Increase (decrease) in net assets	55,944	1,940,154	1,387,773	352,572	3,092,853
Net assets at beginning of period	323,630	13,558,023	9,298,314	9,406,980	33,158,013
Net assets at end of period	$379,574	$15,498,177	$10,686,087	$9,759,552	$36,250,866

Beginning units	15,260	142,287	121,103	306,103	666,368
Units issued	10,077	11,575	22,520	54,363	57,623
Units redeemed	(8,762)	(18,686)	(35,315)	(80,092)	(100,220)
Ending units	16,575	135,176	108,308	280,374	623,771

For the Year Ended December 31, 2024
From operations:
Dividends	$3,530	$41,023	$—	$110,645	$346,174
Mortality and expense risk and administrative charges	(838)	(27,034)	(18,730)	(23,654)	(79,185)
Net investment income (loss)	2,692	13,989	(18,730)	86,991	266,989
Net realized gain (loss)	(6,262)	361,843	228,754	(342,948)	746,570
Capital gain distribution from mutual funds	36,086	466,012	—	—	1,720,120
Change in unrealized appreciation (depreciation) of investments	(3,012)	1,961,669	2,024,158	1,169,270	4,009,581
Increase (decrease) in net assets from operations	29,504	2,803,513	2,234,182	913,313	6,743,260

From contract transactions:
Payments received from contract owners	27,224	229,104	201,636	337,804	955,929
Payments for contract benefits or terminations	(153)	(347,171)	(143,885)	(208,583)	(1,469,949)
Policy loans	—	6,608	(5,185)	(9,149)	381,490
Transfers between sub-accounts (including fixed account), net	(292)	(1,114,617)	563,977	(383,181)	(11,618)
Contract maintenance charges	(9,851)	(368,707)	(177,643)	(341,162)	(1,593,691)
Increase (decrease) in net assets from contract transactions	16,928	(1,594,783)	438,900	(604,271)	(1,737,839)

Increase (decrease) in net assets	46,432	1,208,730	2,673,082	309,042	5,005,421
Net assets at beginning of period	277,198	12,349,293	6,625,232	9,097,938	28,152,592
Net assets at end of period	$323,630	$13,558,023	$9,298,314	$9,406,980	$33,158,013

Beginning units	14,571	161,001	116,498	325,778	703,776
Units issued	5,166	24,635	32,272	66,700	95,439
Units redeemed	(4,477)	(43,349)	(27,667)	(86,375)	(132,847)
Ending units	15,260	142,287	121,103	306,103	666,368
The accompanying Notes to Financial Statements are an integral part of this statement.

35

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I U.S. Socially Responsible Fund	VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund Initial Class	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Real Estate Index Portfolio
For the Year Ended December 31, 2025
From operations:
Dividends	$3,444	$902	$6,591	$374,290	$318,102
Mortality and expense risk and administrative charges	(590)	(643)	(1,311)	(14,058)	(25,035)
Net investment income (loss)	2,854	259	5,280	360,232	293,067
Net realized gain (loss)	(3,942)	(17,635)	10,411	(46,586)	(217,218)
Capital gain distribution from mutual funds	41,231	—	—	—	203,682
Change in unrealized appreciation (depreciation) of investments	(1,550)	50,286	65,932	172,809	74,735
Increase (decrease) in net assets from operations	38,593	32,910	81,623	486,455	354,266

From contract transactions:
Payments received from contract owners	23,077	14,222	15,410	253,470	507,133
Payments for contract benefits or terminations	—	(7,601)	(362)	(249,275)	(991,893)
Policy loans	(63)	707	705	(18,159)	(76,059)
Transfers between sub-accounts (including fixed account), net	(5,619)	(11,987)	(11,734)	(101,917)	1,569
Contract maintenance charges	(8,513)	(18,062)	(23,680)	(337,112)	(590,487)
Increase (decrease) in net assets from contract transactions	8,882	(22,721)	(19,661)	(452,993)	(1,149,737)

Increase (decrease) in net assets	47,475	10,189	61,962	33,462	(795,471)
Net assets at beginning of period	262,730	123,474	238,990	5,702,182	12,219,338
Net assets at end of period	$310,205	$133,663	$300,952	$5,735,644	$11,423,867

Beginning units	8,957	3,966	7,097	239,030	474,777
Units issued	2,510	731	450	24,849	76,712
Units redeemed	(2,150)	(1,376)	(966)	(44,061)	(123,166)
Ending units	9,317	3,321	6,581	219,818	428,323

For the Year Ended December 31, 2024
From operations:
Dividends	$3,288	$2,169	$6,642	$322,107	$388,957
Mortality and expense risk and administrative charges	(589)	(655)	(1,302)	(15,668)	(32,492)
Net investment income (loss)	2,699	1,514	5,340	306,439	356,465
Net realized gain (loss)	(6,683)	(1,897)	4,392	(74,908)	(284,711)
Capital gain distribution from mutual funds	18,014	—	—	—	328,129
Change in unrealized appreciation (depreciation) of investments	26,157	1,236	(17,290)	104,038	103,778
Increase (decrease) in net assets from operations	40,187	853	(7,558)	335,569	503,661

From contract transactions:
Payments received from contract owners	22,324	15,892	12,633	268,979	478,455
Payments for contract benefits or terminations	(5,863)	(3,440)	(9,569)	(256,928)	(559,463)
Policy loans	(77)	650	742	12,454	(132,954)
Transfers between sub-accounts (including fixed account), net	(2,112)	52	(493)	(21,232)	(618,082)
Contract maintenance charges	(11,974)	(17,213)	(21,604)	(342,276)	(605,219)
Increase (decrease) in net assets from contract transactions	2,298	(4,059)	(18,291)	(339,003)	(1,437,263)

Increase (decrease) in net assets	42,485	(3,206)	(25,849)	(3,434)	(933,602)
Net assets at beginning of period	220,245	126,680	264,839	5,705,616	13,152,940
Net assets at end of period	$262,730	$123,474	$238,990	$5,702,182	$12,219,338

Beginning units	8,866	4,097	7,604	254,976	538,660
Units issued	2,925	520	419	37,625	85,016
Units redeemed	(2,834)	(651)	(926)	(53,571)	(148,899)
Ending units	8,957	3,966	7,097	239,030	474,777
The accompanying Notes to Financial Statements are an integral part of this statement.

36

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Victory Pioneer Fund VCT Portfolio Class I	Victory Pioneer Mid Cap Value VCT Portfolio Class I	Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I
For the Year Ended December 31, 2024
From operations:
Dividends	$11,565	$27,034	$—
Mortality and expense risk and administrative charges	(5,278)	(3,292)	(6,541)
Net investment income (loss)	6,287	23,742	(6,541)
Net realized gain (loss)	23,702	(25,305)	(22,980)
Capital gain distribution from mutual funds	340,369	104,952	421,986
Change in unrealized appreciation (depreciation) of investments	167,877	34,019	341,589
Increase (decrease) in net assets from operations	538,235	137,408	734,054

From contract transactions:
Payments received from contract owners	37,982	40,120	120,965
Payments for contract benefits or terminations	(45,993)	(68,701)	(76,124)
Policy loans	(8,286)	1,692	(12,527)
Transfers between sub-accounts (including fixed account), net	(2,630)	(12,024)	(28,119)
Contract maintenance charges	(75,311)	(38,619)	(171,442)
Increase (decrease) in net assets from contract transactions	(94,238)	(77,532)	(167,247)

Increase (decrease) in net assets	443,997	59,876	566,807
Net assets at beginning of period	2,417,104	1,289,794	3,643,505
Net assets at end of period	$2,861,101	$1,349,670	$4,210,312

Beginning units	46,552	41,173	73,537
Units issued	924	6,015	1,389
Units redeemed	(2,722)	(8,604)	(4,256)
Ending units	44,754	38,584	70,670

For the Year Ended December 31, 2023
From operations:
Dividends	$16,817	$23,129	$—
Mortality and expense risk and administrative charges	(4,823)	(3,554)	(5,794)
Net investment income (loss)	11,994	19,575	(5,794)
Net realized gain (loss)	21,047	(52,249)	(67,377)
Capital gain distribution from mutual funds	111,984	70,990	—
Change in unrealized appreciation (depreciation) of investments	307,229	86,446	797,384
Increase (decrease) in net assets from operations	452,254	124,762	724,213

From contract transactions:
Payments received from contract owners	40,869	41,463	130,376
Payments for contract benefits or terminations	(50,988)	(21,298)	(77,315)
Policy loans	1,885	(639)	(12,287)
Transfers between sub-accounts (including fixed account), net	2,049	9,863	(144,953)
Contract maintenance charges	(73,415)	(37,835)	(162,795)
Increase (decrease) in net assets from contract transactions	(79,600)	(8,446)	(266,974)

Increase (decrease) in net assets	372,654	116,316	457,239
Net assets at beginning of period	2,044,450	1,173,478	3,186,266
Net assets at end of period	$2,417,104	$1,289,794	$3,643,505

Beginning units	48,212	41,647	79,725
Units issued	894	6,264	3,732
Units redeemed	(2,554)	(6,738)	(9,920)
Ending units	46,552	41,173	73,537
The accompanying Notes to Financial Statements are an integral part of this statement.

37

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1.     Organization
Separate Account VL-R (the “Separate Account”) is a segregated investment account established by American General Life Insurance Company (”AGL”) to receive and invest premium payments from variable universal life insurance policies issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
The Separate Account includes the following products that are no longer available for sale:

AG Corporate Investor	Platinum Choice VUL 2(a)
AG Income Advantage VUL	Platinum Investor FlexDirector
AG Legacy Plus	Platinum Investor I
Corporate America	Platinum Investor II
Corporate Investor Select	Platinum Investor III
Equibuilder	Platinum Investor IV
Equibuilder II	Platinum Investor PLUS
Equibuilder III	Platinum Investor Survivor
Executive Advantage	Platinum Investor Survivor II
Gallery Life	Platinum Investor VIP
Gemstone Life	Polaris Life
Flexible Premium VUL (Group)	Polaris Survivorship Life
Flexible Premium Variable Universal Life Policy	Protection Advantage Select
Income Advantage Select
(a)    This product was introduced on November 6, 2014. The name was changed from AG Platinum Choice VUL to AG Platinum Choice VUL 2 on July 3, 2017. The product name was further updated to Platinum Choice VUL 2 on October 7, 2019.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2025 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods reflect a full twelve months, except as noted below.

AB Variable Products Series Fund, Inc. (AB VPS)
AB VPS Balanced Hedged Allocation Portfolio Class A	AB VPS Small Cap Growth Portfolio Class A
AB VPS Large Cap Growth Portfolio Class A	AB VPS Sustainable Global Thematic Portfolio Class A
AB VPS Relative Value Portfolio Class A

The Alger Portfolios (Alger)
Alger Capital Appreciation Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2

American Funds Insurance Series (American Funds IS)
American Funds IS American High-Income Trust Class 2	American Funds IS Growth Fund Class 2
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 2

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock Advantage SMID Cap V.I. Fund Class I(e)	BlackRock Capital Appreciation V.I. Fund Class I(e)
BlackRock Basic Value V.I. Fund Class I(e)

BNY Mellon Investment Portfolios (BNY Mellon IP)
BNY Mellon IP MidCap Stock Portfolio Initial Shares

38

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

BNY Mellon Stock Index Fund Inc.
BNY Mellon Stock Index Fund, Inc. Initial Shares

BNY Mellon Variable Investment Fund (BNY Mellon VIF)
BNY Mellon VIF Small Cap Portfolio Initial Shares

EQ Advisors Trust SM (EQ/)
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	EQ/International Equity Index Portfolio Class IA
EQ/Common Stock Index Portfolio Class IA	EQ/Moderate Allocation Portfolio Class IA
EQ/Core Plus Bond Portfolio Class IA	EQ/Money Market Portfolio Class IA

Fidelity Variable Insurance Products (Fidelity VIP)
Fidelity VIP Asset Manager 50% Portfolio Initial Class(c)	Fidelity VIP Freedom 2030 Portfolio Service Class 2
Fidelity VIP Asset Manager 50% Portfolio Service Class 2(c)	Fidelity VIP Government Money Market Portfolio Initial Class
Fidelity VIP Asset Manager 70% Portfolio Initial Class(d)	Fidelity VIP Government Money Market Portfolio Service Class 2
Fidelity VIP Balanced Portfolio Initial Class(e)	Fidelity VIP Growth Portfolio Initial Class
Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP High Income Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Freedom 2025 Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Mutual Shares VIP Fund Class 2	FTVIP Templeton Developing Markets VIP Fund Class 2(e)
FTVIP Franklin Small Cap Value VIP Fund Class 2	FTVIP Templeton Foreign VIP Fund Class 2
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	FTVIP Templeton Growth VIP Fund Class 2(e)
FTVIP Franklin U.S. Government Securities VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT International Equity Insights Fund Institutional Shares(e)	Goldman Sachs VIT U.S. Equity Insights Fund Institutional Shares(e)
Goldman Sachs VIT Strategic Growth Fund Institutional Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Global Real Estate Fund Series I
Invesco V.I. American Value Fund Series I(e)	Invesco V.I. Global Strategic Income Fund Series I
Invesco V.I. Conservative Balanced Fund Series I(j)	Invesco V.I. Government Securities Fund Series I
Invesco V.I. Core Equity Fund Series I	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Equity and Income Fund Series I(j)	Invesco V.I. High Yield Fund Series I
Invesco V.I. EQV International Equity Fund Series 1	Invesco V.I. Main Street Fund Series I
Invesco V.I. Global Fund Series I

Janus Aspen Series (Janus)
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Overseas Portfolio Service Shares

Lincoln Variable Insurance Products Trust (LVIP)
LVIP American Century Capital Appreciation Fund Standard Class II	LVIP JPMorgan Core Bond Fund Standard Class
LVIP American Century Disciplined Core Value Fund Standard Class II	LVIP JPMorgan Mid Cap Value Fund Standard Class
LVIP American Century International Fund Standard Class II(e)	LVIP JPMorgan Small Cap Core Fund Standard Class
LVIP American Century Value Fund Standard Class II	LVIP JPMorgan U.S. Equity Fund Standard Class

MFS Variable Insurance Trust (MFS VIT)
MFS VIT Growth Series Initial Class	MFS VIT Research Series Initial Class
MFS VIT Investors Trust Series Initial Class	MFS VIT Total Return Series Initial Class
MFS VIT New Discovery Series Initial Class	MFS VIT Utilities Series Initial Class

39

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MFS Variable Insurance Trust II (MFS VIT II)
MFS VIT II Core Equity Portfolio Initial Class

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I(e)	Morgan Stanley VIF Growth Portfolio Class I

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	Neuberger Berman AMT Short Duration Bond Portfolio Class I
Neuberger Berman AMT Quality Equity Portfolio Class I(n)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	PIMCO Real Return Portfolio Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	PIMCO Short-Term Portfolio Administrative Class
PIMCO High Yield Portfolio Administrative Class(e)	PIMCO Total Return Portfolio Administrative Class
PIMCO Long-Term U.S. Government Portfolio Administrative Class(e)

Putnam Variable Trust (Putnam VT)
Putnam VT Diversified Income Fund Class IB	Putnam VT Large Cap Value Fund Class IB
Putnam VT International Value Fund Class IB	Putnam VT Small Cap Value Fund Class IB
Putnam VT Large Cap Growth Fund Class IB	Putnam VT Sustainable Leaders Fund Class IB

Seasons Series Trust (SST)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1(f)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Large Cap Growth Portfolio Class 1(h)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1(g)	SAST SA MFS Total Return Portfolio Class 1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3(g)	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA Putnam International Value Portfolio Class 1(i)
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3

VALIC Company I(b)
VALIC Company I Core Bond Fund	VALIC Company I Mid Cap Value Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Science & Technology Fund
VALIC Company I International Equities Index Fund	VALIC Company I Small Cap Index Fund
VALIC Company I International Value Fund	VALIC Company I Stock Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I U.S. Socially Responsible Fund

VanEck VIP Trust (VanEck VIP)
VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund Initial Class

Vanguard Variable Insurance Fund (Vanguard VIF)
Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Total Bond Market Index Portfolio(e)
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio(e)

Victory Pioneer Variable Contracts Tru
Victory Pioneer Fund VCT Portfolio Class I(k)	Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I(m)
Victory Pioneer Mid Cap Value VCT Portfolio Class I(l)

40

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a)	These are affiliated investment companies. SunAmerica Asset Management, LLC. (“SunAmerica”), an affiliate of AGL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)
VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I and the administrator to each series of VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I, an affiliate of VALIC.

(c)	Formerly Fidelity VIP Asset Manager Portfolio.
(d)	Formerly Fidelity VIP Asset Manager Growth Portfolio.
(e)	Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2025.
(f)	Formerly SAST SA JPMorgan Global Equities Portfolio.
(g)	Formerly SAST SA Wellington Government and Quality Bond Portfolio.
(h)	Formerly SAST SA MFS Blue Chip Growth Portfolio.
(i)	Formerly SAST SA Putnam International Growth and Income Portfolio.
(j)
The Invesco V.I. Conservative Balanced Fund, in operation for the period January 1, 2024 to April 26, 2024 (cessation of operations) merged into the Invesco V.I. Equity and Income Fund, in operation for the period April 26, 2024 (commencement of operations) to December 31, 2024 and January 1, 2025 to December 31, 2025 .

(k)	Formerly Pioneer Fund VCT Portfolio.
(l)	Formerly Pioneer Mid Cap Value VCT Portfolio.
(m)	Formerly Pioneer Select Mid Cap Growth VCT Portfolio.
(n)	Formerly Neuberger Berman AMT Sustainable Equity Portfolio.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Policy Loans: When a policy loan is made, the loan amount is transferred to AGL from the contract owner’s selected investment, and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the contract owner’s selected investment, after they are first used to repay all loans taken from the declared fixed interest account option.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

41

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Internal Rollovers: A contract owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by AGL. Internal rollovers are included on the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets under contract transactions.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
• Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2025 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2025, and respective hierarchy levels.
4.    Expenses
Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges and administrative charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The administrative charge reimburses AGL for any administrative expenses incurred under the contract. This includes the expenses for administration and marketing. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets. The exact rate depends on the particular product issued. Expense charges for each product are as follows:

42

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Mortality and Expense Risk Maximum Annual Rate and Administrative Charges Maximum Annual Rate	First Reduction in Mortality and Expense Risk and Administrative Charges Rate(a)	Second Reduction in Mortality and Expense Risk and Administrative Charges Rate(b)
AG Corporate Investor	0.65%	0.25%	0.25%
AG Income Advantage VUL	0.70%	0.35%	0.20%
AG Legacy Plus	0.90%	0.25%	0.25%
Platinum Choice VUL 2	0.70%	0.35%	0.20%
Corporate America	0.35%	0.10%	0.10%
Corporate America (reduced surrender charge)	0.65%	0.25%	0.25%
Corporate Investor Select	0.65%	0.25%	0.25%
Income Advantage Select	0.70%	0.35%	0.20%
Platinum Investor FlexDirector	0.70%	0.25%	0.35%
Platinum Investor I	0.75%	0.25%	0.25%
Platinum Investor II	0.75%	0.25%	0.25%
Platinum Investor III	0.70%	0.25%	0.35%
Platinum Investor IV	0.70%	0.35%	0.25%
Platinum Investor PLUS	0.70%	0.25%	0.35%
Platinum Investor Survivor	0.40%	0.20%	0.10%(c)
Platinum Investor Survivor II	0.75%	0.25%(d)	0.35%(c)
Platinum Investor VIP	0.70%	0.35%	0.20%
Protection Advantage Select	0.70%	0.35%	0.20%
(a)After 10th policy year.
(b)After 20th policy year.
(c)After 30th policy year.
(d)After 15th policy year.
Expense charges for the following products are as follows:

Products	Separate Account Current Annual Rate	Separate Account Maximum Annual Rate
Executive Advantage®	0.10%	1.00%
Gallery Life	0.50%	0.90%
Gemstone Life	0.10%	0.90%
Polaris Life	0.25%	0.90%
Polaris Survivorship Life	0.10%	0.90%
Flexible Premium VUL (Group)	0.50%	0.90%
Flexible Premium Variable Universal Life Policy	0.50%	0.90%
The separate account annual charge for Equibuilder, Equibuilder II and Equibuilder III is calculated as a percentage of the net asset value and deducted at an annual rate of 0.75 percent.
Monthly Administrative Charge: AGL makes a monthly charge against each policy account for the administrative expenses. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The maximum monthly administrative expense charge is $15. AGL may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of the policy. The monthly expense charge is applied against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage. There may be an additional monthly administrative charge during the first policy year and the 12 months after an increase in face amount per insured. This charge will not exceed $25 a month per insured.
For Equibuilder II and Equibuilder II AGL currently charges $9 per month guaranteed to be no more than $12 per month.
For Equibuilder AGL currently charges $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect.

43

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Contract Maintenance Charge: Monthly contract maintenance charges are paid to AGL for the administrative services provided under the current policies. AGL may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of coverage (if the policy offers both base and supplement coverage, then only each $1,000 of base coverage). This charge varies according to the ages, gender and the premium class of the insured, as well as the amount of coverage. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
AGL may charge a maximum fee of $12 for the monthly contract maintenance charge.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The amount of the withdrawal charge depends on the age and other insurance characteristics of the insured person. For partial withdrawals, AGL may charge a maximum transaction fee per partial withdrawal equal to the lesser of 2 percent of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial withdrawal. In addition, for Equibuilder AGL charges for a partial withdrawal of net cash surrender value (currently $10 or 2 percent of the amount withdrawn, whichever is less).
For Equibuilder I, Equibuilder II and Equibuilder III, during the first ten years a policy is in effect, a withdrawal charge may be assessed by AGL. The maximum withdrawal charge is equal to 50 percent of one “target” premium. This maximum will not vary with premiums paid or when premiums are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum withdrawal charge will decrease by 20 percent. The current withdrawal charge for Equibuilder, EquiBuilder II and EquiBuilder III will equal 30 percent, 30 percent and 25 percent, respectively, of premium payments made during the first policy year up to one “target” premium and 9 percent of any additional premiums paid during the first ten policy years.
Policy Loan Interest Charge: A loan may be requested against a policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to AGL for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.
Cost of Insurance Charge: Since determination of both the insurance rate and AGL's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charge is included as part of the contract maintenance charges line of the Statements of Operations and Changes in Net Assets.
Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
A transfer fee of $25 is assessed on each transfer in excess of 12 transfers during the policy year. For Equibuilder, Equibuilder II and Equibuilder III a transfer fee of $25 is assessed on each transfer in excess of four transfers during the policy year.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.5 percent. AGL deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services AGL performs and a premium tax that is applicable to AGL in the state or other jurisdiction of the policy owner. Premium tax charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
A summary of premium tax charges follows:

Products	Premium Tax Charge
AG Corporate Investor*	4.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 1-3. 9.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 4-7. 5.00% of all premium payments in policy years 8 and thereafter.
AG Income Advantage VUL	5.00% of after-tax premium payment
Platinum Choice VUL 2	9.00% of after-tax premium payment
Corporate America*	9.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 1-7. 5.00% of all premium payments in policy years 8 and thereafter.

44

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Premium Tax Charge
Corporate Investor Select*	4.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 1-3. 9.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 4-7. 5.00% of all premium payments in policy years 8 and thereafter.
Income Advantage Select	3.50% of each premium payment
Platinum Investor FlexDirector	3.50% of each premium payment
Platinum Investor I	3.50% of each premium payment
Platinum Investor II	3.50% of each premium payment
Platinum Investor III	3.50% of each premium payment
Platinum Investor IV	3.50% of each premium payment
Platinum Investor PLUS	3.50% of each premium payment
Platinum Investor Survivor	3.50% of each premium payment
Platinum Investor Survivor II	3.50% of each premium payment
Platinum Investor VIP	3.50% of each premium payment
Protection Advantage Select	3.50% of each premium payment
Executive Advantage®	The maximum charge is 9% of each premium payment.
Gallery Life	5% of each premium payment plus the state specific premium taxes.
Gemstone Life *	5% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount for policy years 1-10. 3% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount beginning in policy year 11. The maximum charge is 8% of each premium payment.
Polaris Life	Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.
Polaris Survivorship Life	Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.
Flexible Premium VUL (Group)	5% of each premium payment plus the state specific premium taxes.
Flexible Premium Variable Universal Life Policy	5% of each premium payment plus the state specific premium taxes.
*    The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

Optional Rider Charge: Monthly charges are deducted if the contract owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are included as part of contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
Face Amount Increase Charge: AGL charges for an increase in the face amount of insurance. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
For Equibuilder, the face amount increase charge is $1.50 per $1,000 increase in the face amount of insurance up to a maximum charge of $300.
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The annualized GMWB charge is 0.75 percent, which may be increased to a maximum of 1.50 percent.

45

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    Purchases and Sales of Investments
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
AB VPS Balanced Hedged Allocation Portfolio Class A	$23,581	$14,232
AB VPS Large Cap Growth Portfolio Class A	4,432,253	737,563
AB VPS Relative Value Portfolio Class A	236,135	175,154
AB VPS Small Cap Growth Portfolio Class A	23,657	93,630
AB VPS Sustainable Global Thematic Portfolio Class A	215,548	191,068
Alger Capital Appreciation Portfolio Class I-2	6,553,502	3,769,995
Alger Mid Cap Growth Portfolio Class I-2	574,284	840,468
American Funds IS American High-Income Trust Class 2	706,409	661,520
American Funds IS Asset Allocation Fund Class 2	2,922,087	2,172,541
American Funds IS Global Growth Fund Class 2	1,165,951	632,328
American Funds IS Growth Fund Class 2	3,650,346	3,849,141
American Funds IS Growth-Income Fund Class 2	3,914,131	1,989,063
American Funds IS International Fund Class 2	933,584	1,213,239
BNY Mellon IP MidCap Stock Portfolio Initial Shares	1,012,825	903,945
BNY Mellon Stock Index Fund, Inc. Initial Shares	659,302	857,199
BNY Mellon VIF Small Cap Portfolio Initial Shares	557,847	820,119
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	123,870	63,063
EQ/Common Stock Index Portfolio Class IA	223,402	273,294
EQ/Core Plus Bond Portfolio Class IA	1,621	2,984
EQ/International Equity Index Portfolio Class IA	166,624	171,235
EQ/Moderate Allocation Portfolio Class IA	42,889	71,541
EQ/Money Market Portfolio Class IA	1,312	2,159
Fidelity VIP Asset Manager 50% Portfolio Initial Class	748,818	976,029
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	623,917	516,868
Fidelity VIP Asset Manager 70% Portfolio Initial Class	6,396,851	6,866,082
Fidelity VIP Contrafund Portfolio Initial Class	11,149,730	6,029,821
Fidelity VIP Contrafund Portfolio Service Class 2	16,391,144	9,630,862
Fidelity VIP Equity-Income Portfolio Initial Class	2,755,390	2,940,614
Fidelity VIP Equity-Income Portfolio Service Class 2	3,808,094	3,601,638
Fidelity VIP Freedom 2020 Portfolio Service Class 2	34,729	26,312
Fidelity VIP Freedom 2025 Portfolio Service Class 2	64,282	218,442
Fidelity VIP Freedom 2030 Portfolio Service Class 2	321,155	275,447
Fidelity VIP Government Money Market Portfolio Initial Class	2,463,954	2,072,546
Fidelity VIP Government Money Market Portfolio Service Class 2	62,037	582,847
Fidelity VIP Growth Portfolio Initial Class	14,876,763	8,935,799
Fidelity VIP Growth Portfolio Service Class 2	8,596,181	6,129,822
Fidelity VIP High Income Portfolio Initial Class	175,242	213,430
Fidelity VIP Index 500 Portfolio Initial Class	1,404,666	4,540,639
Fidelity VIP Investment Grade Bond Portfolio Initial Class	406,904	357,078
Fidelity VIP Mid Cap Portfolio Service Class 2	4,400,838	3,191,217
Fidelity VIP Overseas Portfolio Initial Class	839,081	637,109
FTVIP Franklin Mutual Shares VIP Fund Class 2	2,255,013	1,793,948
FTVIP Franklin Small Cap Value VIP Fund Class 2	2,314,400	1,832,519
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	3,632	6,237
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	288,877	327,316
FTVIP Templeton Foreign VIP Fund Class 2	782,525	676,789
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	884,196	681,509
Invesco V.I. American Franchise Fund Series I	163,976	42,262
Invesco V.I. Core Equity Fund Series I	1,541,743	2,143,991
Invesco V.I. Equity and Income Fund Series I	377,045	312,591
Invesco V.I. EQV International Equity Fund Series 1	1,887,465	1,477,466
Invesco V.I. Global Fund Series I	4,093,147	2,654,264
Invesco V.I. Global Real Estate Fund Series I	216,785	169,795
Invesco V.I. Global Strategic Income Fund Series I	7	28
Invesco V.I. Government Securities Fund Series I	1,283	1,318
Invesco V.I. Growth and Income Fund Series I	3,143,405	2,819,680
Invesco V.I. High Yield Fund Series I	99,811	82,117
Invesco V.I. Main Street Fund Series I	77,523	199,692
Janus Henderson Enterprise Portfolio Service Shares	2,216,710	2,417,869
Janus Henderson Forty Portfolio Service Shares	489,113	203,281
Janus Henderson Global Research Portfolio Service Shares	711,636	588,828

46

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
Janus Henderson Overseas Portfolio Service Shares	$715,269	$1,146,072
LVIP American Century Capital Appreciation Fund Standard Class II	72,058	10,922
LVIP American Century Disciplined Core Value Fund Standard Class II	7,612	49,831
LVIP American Century Value Fund Standard Class II	3,715,389	2,831,575
LVIP JPMorgan Core Bond Fund Standard Class	1,331,827	868,920
LVIP JPMorgan Mid Cap Value Fund Standard Class	124,802	110,289
LVIP JPMorgan Small Cap Core Fund Standard Class	692,366	650,627
LVIP JPMorgan U.S. Equity Fund Standard Class	22,674	290,897
MFS VIT Growth Series Initial Class	8,686,645	4,569,437
MFS VIT Investors Trust Series Initial Class	1,544,961	314,183
MFS VIT New Discovery Series Initial Class	961,830	1,168,447
MFS VIT Research Series Initial Class	3,444,921	1,395,765
MFS VIT Total Return Series Initial Class	455,642	553,110
MFS VIT Utilities Series Initial Class	415,374	877,347
MFS VIT II Core Equity Portfolio Initial Class	1,948,253	2,181,133
Morgan Stanley VIF Growth Portfolio Class I	423,668	860,743
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	2,286,209	1,995,158
Neuberger Berman AMT Quality Equity Portfolio Class I	48,878	18,510
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,856	2,178
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	196,256	245,494
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	170,257	116,688
PIMCO Real Return Portfolio Administrative Class	860,781	985,561
PIMCO Short-Term Portfolio Administrative Class	1,479,368	1,694,885
PIMCO Total Return Portfolio Administrative Class	3,175,365	2,508,550
Putnam VT Diversified Income Fund Class IB	569,975	683,417
Putnam VT International Value Fund Class IB	568,367	927,110
Putnam VT Large Cap Growth Fund Class IB	13,585	1,750
Putnam VT Large Cap Value Fund Class IB	3,192,027	2,477,753
Putnam VT Small Cap Value Fund Class IB	19,891	12,104
Putnam VT Sustainable Leaders Fund Class IB	16,737	11,279
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	144,904	85,452
SAST SA AB Growth Portfolio Class 1	1,655,299	1,035,718
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	10,176	19,721
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	93,601	16,317
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	29,274	72,433
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	583,385	185,998
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	38,033	46,139
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	28,219	43,710
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	137,164	74,419
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,235	3,911
SAST SA Janus Focused Growth Portfolio Class 1	268,811	144,356
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,044,197	710,421
SAST SA JPMorgan Emerging Markets Portfolio Class 1	15,224	32,472
SAST SA JPMorgan Equity-Income Portfolio Class 1	914,632	166,268
SAST SA JPMorgan Large Cap Core Portfolio Class 1	71,462	42,697
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	5,403	6,359
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	995,803	1,431,127
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	106,432	92,881
SAST SA MFS Large Cap Growth Portfolio Class 1	15,133	17,061
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	281,839	51,038
SAST SA MFS Total Return Portfolio Class 1	158,932	85,101
SAST SA Morgan Stanley International Equities Portfolio Class 1	35,341	35,535
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	12,714	21,883
SAST SA PineBridge High-Yield Bond Portfolio Class 1	19,487	25,549
SAST SA Putnam International Value Portfolio Class 1	87,933	73,956
SAST SA Wellington Capital Appreciation Portfolio Class 1	83,077	748,594
SAST SA Wellington Capital Appreciation Portfolio Class 3	604,764	544,107
VALIC Company I Core Bond Fund	159,033	151,134
VALIC Company I Dynamic Allocation Fund	3,290,384	2,167,666
VALIC Company I Emerging Economies Fund	129,155	110,022
VALIC Company I International Equities Index Fund	817,298	664,632
VALIC Company I International Value Fund	180,632	164,877
VALIC Company I Mid Cap Index Fund	3,651,224	2,255,708
VALIC Company I Mid Cap Value Fund	241,973	181,895
VALIC Company I Nasdaq-100 Index Fund	3,643,668	1,963,149

47

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
VALIC Company I Science & Technology Fund	$1,417,247	$2,104,938
VALIC Company I Small Cap Index Fund	1,671,924	2,025,526
VALIC Company I Stock Index Fund	3,697,000	5,332,305
VALIC Company I U.S. Socially Responsible Fund	123,601	70,634
VanEck VIP Emerging Markets Fund Initial Class	21,276	43,737
VanEck VIP Global Resources Fund Initial Class	19,345	33,725
Vanguard VIF High Yield Bond Portfolio	1,006,353	1,099,114
Vanguard VIF Real Estate Index Portfolio	2,551,460	3,204,447
Victory Pioneer Fund VCT Portfolio Class I	408,283	155,865
Victory Pioneer Mid Cap Value VCT Portfolio Class I	329,724	278,563
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	491,059	242,862

48

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.    Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2025, follows:

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	8,215		27.84	228,748	2.13		0.50		17.13
AB VPS Large Cap Growth Portfolio Class A	491,033	67.41	108.99	54,191,391	0.00	0.10	0.50	12.57	13.02
AB VPS Relative Value Portfolio Class A	15,640		131.17	2,051,601	1.09		0.50		9.92
AB VPS Small Cap Growth Portfolio Class A	6,752		70.99	479,275	0.00		0.50		4.28
AB VPS Sustainable Global Thematic Portfolio Class A	36,214	21.84	51.29	1,364,454	0.00	0.10	0.50	5.79	6.22
Alger Capital Appreciation Portfolio Class I-2	280,182	86.85	164.33	24,155,080	0.00	0.00	1.10	31.42	32.87
Alger Mid Cap Growth Portfolio Class I-2	119,612	36.54	75.25	4,620,972	0.00	0.00	0.50	16.18	16.76
American Funds IS American High-Income Trust Class 2	109,452	17.89	18.61	1,771,320	6.83	0.00	0.35	7.86	8.24
American Funds IS Asset Allocation Fund Class 2	588,839	27.32	29.70	13,084,688	2.06	0.00	0.70	15.04	15.85
American Funds IS Global Growth Fund Class 2	164,458	38.29	39.83	4,583,385	1.40	0.00	0.35	21.20	21.63
American Funds IS Growth Fund Class 2	281,274	66.60	69.28	12,343,235	0.16	0.00	0.35	19.81	20.23
American Funds IS Growth-Income Fund Class 2	385,420	45.87	47.71	12,426,909	0.92	0.00	0.35	17.65	18.06
American Funds IS International Fund Class 2	176,089	19.56	20.35	2,845,424	1.49	0.00	0.35	26.32	26.76
BNY Mellon IP MidCap Stock Portfolio Initial Shares	115,543	41.81	52.13	4,703,514	0.67	0.00	0.70	9.30	10.07
BNY Mellon Stock Index Fund, Inc. Initial Shares	87,299	66.30	151.76	8,469,231	0.99	0.10	0.50	16.95	17.41
BNY Mellon VIF Small Cap Portfolio Initial Shares	233,721	34.92	38.98	7,929,537	0.64	0.00	0.75	10.16	10.99
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	3,427		202.72	694,713	0.22		0.75		15.45
EQ/Common Stock Index Portfolio Class IA	10,414		231.97	2,415,784	0.60		0.75		15.43
EQ/Core Plus Bond Portfolio Class IA	29		353.82	10,105	4.84		0.75		7.65
EQ/International Equity Index Portfolio Class IA	2,445		70.61	172,619	3.62		0.75		30.50
EQ/Moderate Allocation Portfolio Class IA	4,653		67.97	316,311	2.23		0.75		9.34
EQ/Money Market Portfolio Class IA	43		198.18	8,492	3.58		0.75		2.81
Fidelity VIP Asset Manager 50% Portfolio Initial Class	130,916	34.31	80.04	10,076,986	2.47	0.10	0.75	14.12	14.87
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	166,232	24.31	37.40	4,262,561	2.41	0.00	0.50	14.08	14.65
Fidelity VIP Asset Manager 70% Portfolio Initial Class	93,966		71.46	6,714,960	1.77		0.75		17.36
Fidelity VIP Contrafund Portfolio Initial Class	288,668	106.54	261.83	70,786,766	0.14	0.10	0.75	20.57	21.36
Fidelity VIP Contrafund Portfolio Service Class 2	1,067,502	55.77	106.78	65,097,856	0.00	0.00	1.10	19.87	21.19
Fidelity VIP Equity-Income Portfolio Initial Class	198,658		187.37	37,222,001	1.78		0.75		18.13
Fidelity VIP Equity-Income Portfolio Service Class 2	651,751	34.01	65.58	24,418,295	1.64	0.00	1.10	17.45	18.75
Fidelity VIP Freedom 2020 Portfolio Service Class 2	9,143	25.15	38.04	237,382	2.55	0.00	0.45	12.49	12.99
Fidelity VIP Freedom 2025 Portfolio Service Class 2	15,976	28.00	42.74	457,307	2.07	0.00	0.40	13.78	14.23
Fidelity VIP Freedom 2030 Portfolio Service Class 2	68,082	26.08	47.02	2,061,747	2.18	0.00	1.10	13.91	15.16
Fidelity VIP Government Money Market Portfolio Initial Class	1,026,608	11.18	11.64	13,447,427	4.04	0.00	1.10	3.00	4.13
Fidelity VIP Government Money Market Portfolio Service Class 2	49,646	10.98	11.92	579,942	3.32	0.05	0.70	3.14	3.81
Fidelity VIP Growth Portfolio Initial Class	394,075	77.14	333.91	116,395,924	0.28	0.10	0.75	14.04	14.78
Fidelity VIP Growth Portfolio Service Class 2	632,160	62.13	125.93	46,795,912	0.05	0.00	0.70	13.81	14.61
Fidelity VIP High Income Portfolio Initial Class	15,871	33.57	419.67	1,780,203	6.34	0.10	0.75	9.54	10.25
Fidelity VIP Index 500 Portfolio Initial Class	279,240		211.32	59,007,767	1.12		0.75		16.90
Fidelity VIP Investment Grade Bond Portfolio Initial Class	29,339	23.60	385.08	2,380,875	3.60	0.10	0.75	6.42	7.12
Fidelity VIP Mid Cap Portfolio Service Class 2	426,004	35.60	67.87	14,835,574	0.24	0.00	1.10	10.27	11.49
Fidelity VIP Overseas Portfolio Initial Class	20,386	47.06	651.43	7,321,674	1.64	0.50	0.75	19.49	19.79
FTVIP Franklin Mutual Shares VIP Fund Class 2	295,321	26.02	41.00	7,373,743	2.02	0.00	0.50	10.96	11.52
FTVIP Franklin Small Cap Value VIP Fund Class 2	284,671	32.54	59.80	9,338,640	1.05	0.00	1.10	6.48	7.65
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	513		40.84	20,956	0.00		0.25		2.26
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	143,409	14.01	15.46	1,916,433	3.28	0.00	0.70	5.95	6.69
FTVIP Templeton Foreign VIP Fund Class 2	243,665	16.16	17.64	4,107,864	2.35	0.00	0.50	28.55	29.19
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	76,422	74.02	79.42	5,930,114	0.00	0.10	0.50	17.33	17.80
Invesco V.I. American Franchise Fund Series I	18,898	56.84	59.18	1,095,959	0.00	0.10	0.50	11.11	11.55
Invesco V.I. Core Equity Fund Series I	270,916	41.48	45.29	11,925,910	0.62	0.00	0.50	15.59	16.17
Invesco V.I. Equity and Income Fund Series I	128,364	12.01	12.11	1,548,750	2.11	0.00	0.50	12.24	12.81
Invesco V.I. EQV International Equity Fund Series 1	406,131	18.16	35.13	8,603,576	1.47	0.00	1.10	15.23	16.50
Invesco V.I. Global Fund Series I	307,901	35.94	68.32	12,179,096	0.00	0.00	1.10	14.06	15.32
Invesco V.I. Global Real Estate Fund Series I	56,793	12.97	25.07	804,916	2.06	0.00	0.35	7.47	7.85
Invesco V.I. Global Strategic Income Fund Series I	9		13.31	123	5.43		0.25		12.70
Invesco V.I. Government Securities Fund Series I	629		12.60	7,920	3.18		0.25		7.10
Invesco V.I. Growth and Income Fund Series I	368,891	56.88	60.95	13,878,595	1.43	0.00	0.75	14.75	15.62
Invesco V.I. High Yield Fund Series I	43,078	17.76	19.11	786,673	6.93	0.00	0.50	6.19	6.73
Invesco V.I. Main Street Fund Series I	15,310		57.58	881,529	0.50		0.10		15.81
Janus Henderson Enterprise Portfolio Service Shares	178,308	40.45	95.89	8,954,555	0.05	0.00	0.70	6.67	7.41
Janus Henderson Forty Portfolio Service Shares	50,268	60.22	115.22	2,723,082	0.00	0.00	0.35	17.45	17.86
Janus Henderson Global Research Portfolio Service Shares	118,720	30.09	42.72	4,964,138	0.41	0.00	0.70	19.76	20.60
Janus Henderson Overseas Portfolio Service Shares	436,661	14.78	17.94	7,493,696	1.33	0.00	1.10	27.17	28.58
LVIP American Century Capital Appreciation Fund Standard Class II	6,885		61.33	422,241	0.00		0.10		6.61

49

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
LVIP American Century Disciplined Core Value Fund Standard Class II	3,530		45.63	161,046	1.48		0.10		14.74
LVIP American Century Value Fund Standard Class II	466,265	59.67	67.41	19,662,826	1.62	0.00	0.70	15.21	16.02
LVIP JPMorgan Core Bond Fund Standard Class	430,640	12.29	16.92	5,093,288	3.74	0.00	0.35	7.03	7.40
LVIP JPMorgan Mid Cap Value Fund Standard Class	6,172	62.47	67.90	411,261	1.09	0.00	0.50	4.19	4.72
LVIP JPMorgan Small Cap Core Fund Standard Class	94,440	42.29	56.95	3,824,887	0.60	0.00	0.70	9.50	10.27
LVIP JPMorgan U.S. Equity Fund Standard Class	3,872		101.80	394,178	0.33		0.10		14.42
MFS VIT Growth Series Initial Class	504,629	80.60	97.47	44,109,979	0.00	0.00	0.75	11.36	12.19
MFS VIT Investors Trust Series Initial Class	6,337		590.81	3,743,877	1.57		0.75		12.72
MFS VIT New Discovery Series Initial Class	225,850	48.93	83.92	8,780,117	0.00	0.00	0.50	12.40	12.96
MFS VIT Research Series Initial Class	128,467	85.33	658.45	12,278,614	0.94	0.00	0.75	12.01	12.85
MFS VIT Total Return Series Initial Class	14,321	30.15	458.48	4,199,495	2.62	0.25	0.75	10.33	10.89
MFS VIT Utilities Series Initial Class	94,790		82.08	7,780,332	2.87		0.75		14.15
MFS VIT II Core Equity Portfolio Initial Class	320,297	35.52	78.57	16,272,489	0.45	0.00	0.75	11.66	12.50
Morgan Stanley VIF Growth Portfolio Class I	77,194	108.08	134.14	8,052,895	0.00	0.00	0.75	34.71	35.72
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	228,037	43.85	73.33	9,129,082	0.00	0.00	0.50	4.92	5.45
Neuberger Berman AMT Quality Equity Portfolio Class I	21,251	50.55	82.91	726,947	0.00	0.00	0.40	13.29	13.74
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,733		15.72	42,959	5.37		0.10		5.61
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	68,160	12.66	27.26	1,000,172	2.86	0.00	1.10	17.50	18.79
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	53,861	11.56	18.23	632,093	4.49	0.00	0.35	12.36	12.75
PIMCO Real Return Portfolio Administrative Class	409,479	19.21	26.75	6,658,568	3.38	0.00	0.75	7.04	7.85
PIMCO Short-Term Portfolio Administrative Class	317,524	12.43	15.12	4,394,817	4.63	0.00	1.10	3.53	4.67
PIMCO Total Return Portfolio Administrative Class	885,276	15.17	19.02	13,998,575	4.12	0.00	1.10	7.70	8.89
Putnam VT Diversified Income Fund Class IB	207,982	22.69	24.05	4,479,605	6.11	0.00	0.75	7.77	8.58
Putnam VT International Value Fund Class IB	287,976	16.52	20.05	5,543,809	1.27	0.00	1.10	33.21	34.68
Putnam VT Large Cap Growth Fund Class IB	9,483		14.88	141,093	0.00		0.25		14.05
Putnam VT Large Cap Value Fund Class IB	554,149	50.81	55.48	24,212,981	1.38	0.00	0.50	19.75	20.35
Putnam VT Small Cap Value Fund Class IB	3,923	36.53	58.96	151,546	0.64	0.00	0.35	4.90	5.27
Putnam VT Sustainable Leaders Fund Class IB	1,532		73.49	112,603	0.64		0.25		10.42
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	11,558	27.45	28.55	247,595	0.79	0.00	0.35	6.66	7.03
SAST SA AB Growth Portfolio Class 1	146,067	74.18	75.07	10,849,614	0.00	0.10	0.25	12.78	12.95
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	5,176	34.53	34.95	179,557	3.47	0.10	0.25	6.78	6.94
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	12,701	39.92	40.40	508,230	1.17	0.10	0.25	21.89	22.07
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	3,264	63.33	64.09	206,932	2.10	0.10	0.25	1.25	1.40
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	35,211	95.00	96.14	3,357,012	1.95	0.10	0.25	16.84	17.01
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	8,098	80.53	81.49	653,949	1.17	0.10	0.25	16.62	16.80
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	11,393	20.37	20.62	232,849	3.89	0.10	0.25	6.31	6.47
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	67,648	11.13	11.58	731,235	3.86	0.00	0.35	5.93	6.31
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,729	22.26	22.52	149,768	0.00	0.10	0.25	5.83	5.99
SAST SA Janus Focused Growth Portfolio Class 1	16,729		84.80	1,418,699	0.00		0.10		18.27
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	199,167	37.29	43.93	5,469,129	2.21	0.00	0.70	12.16	12.95
SAST SA JPMorgan Emerging Markets Portfolio Class 1	8,652	44.14	44.66	382,906	2.52	0.10	0.25	35.94	36.14
SAST SA JPMorgan Equity-Income Portfolio Class 1	87,421	46.16	46.71	3,922,302	2.32	0.10	0.25	14.35	14.52
SAST SA JPMorgan Large Cap Core Portfolio Class 1	8,076	62.48	63.23	505,827	0.41	0.10	0.25	14.18	14.35
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,618	27.65	27.98	44,815	3.86	0.10	0.25	7.02	7.18
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	313,236	10.35	10.54	8,872,581	0.00	0.00	0.45	7.58	8.07
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	104,392	13.11	13.27	1,381,800	4.79	0.10	0.25	4.36	4.51
SAST SA MFS Large Cap Growth Portfolio Class 1	1,614	46.15	46.71	75,265	0.00	0.10	0.25	16.35	16.53
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	13,583	58.04	58.74	789,064	0.87	0.10	0.25	13.54	13.71
SAST SA MFS Total Return Portfolio Class 1	20,029	45.57	46.11	917,625	2.60	0.10	0.25	10.71	10.88
SAST SA Morgan Stanley International Equities Portfolio Class 1	16,399	19.83	20.07	326,127	1.71	0.10	0.25	20.94	21.12
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	7,290	17.87	18.09	125,951	5.09	0.10	0.25	8.80	8.97
SAST SA PineBridge High-Yield Bond Portfolio Class 1	6,553	38.92	39.39	255,788	6.22	0.10	0.25	8.09	8.25
SAST SA Putnam International Value Portfolio Class 1	20,698	30.12	30.48	625,398	2.47	0.10	0.25	34.93	35.13
SAST SA Wellington Capital Appreciation Portfolio Class 1	54,387	149.76	151.55	7,220,588	0.00	0.10	0.25	14.25	14.42
SAST SA Wellington Capital Appreciation Portfolio Class 3	36,086	58.07	63.12	1,467,964	0.00	0.00	0.70	13.46	14.26
VALIC Company I Core Bond Fund	43,167	13.00	13.06	525,852	3.63	0.05	0.35	7.26	7.59
VALIC Company I Dynamic Allocation Fund	708,905	19.95	21.69	12,940,243	2.06	0.00	0.70	10.56	11.33
VALIC Company I Emerging Economies Fund	49,156	16.34	17.00	778,876	3.30	0.00	0.35	29.65	30.11
VALIC Company I International Equities Index Fund	330,154	26.97	33.42	6,213,130	3.36	0.00	0.75	29.84	30.81
VALIC Company I International Value Fund	19,619	17.50	20.04	340,256	3.68	0.05	0.35	39.48	39.90
VALIC Company I Mid Cap Index Fund	442,219	39.14	74.09	19,016,585	1.23	0.00	1.10	5.78	6.95
VALIC Company I Mid Cap Value Fund	16,575	27.43	29.82	379,574	0.69	0.00	0.70	6.48	7.23
VALIC Company I Nasdaq-100 Index Fund	135,176	183.92	208.63	15,498,177	0.41	0.00	0.75	19.52	20.42
VALIC Company I Science & Technology Fund	108,308	49.81	186.93	10,686,087	0.00	0.00	0.70	21.71	22.57
VALIC Company I Small Cap Index Fund	280,374	54.01	57.56	9,759,552	1.18	0.00	0.70	11.44	12.23
VALIC Company I Stock Index Fund	623,771	77.22	95.88	36,250,866	1.10	0.00	0.75	16.67	17.55
VALIC Company I U.S. Socially Responsible Fund	9,317	41.46	45.07	310,205	1.20	0.00	0.70	13.93	14.73

50

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VanEck VIP Emerging Markets Fund Initial Class	3,321		40.25	133,663	0.70		0.50		29.28
VanEck VIP Global Resources Fund Initial Class	6,581		45.73	300,952	2.44		0.50		35.80
Vanguard VIF High Yield Bond Portfolio	219,818	22.38	35.67	5,735,644	6.54	0.00	1.10	7.99	9.18
Vanguard VIF Real Estate Index Portfolio	428,323	22.66	41.59	11,423,867	2.69	0.00	1.10	1.98	3.11
Victory Pioneer Fund VCT Portfolio Class I	44,754		73.80	2,861,101	0.44		0.70		23.23
Victory Pioneer Mid Cap Value VCT Portfolio Class I	38,584	33.13	53.20	1,349,670	2.05	0.00	0.50	10.63	11.18
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	70,670	56.18	60.28	4,210,312	0.00	0.10	0.50	19.87	20.35

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	8,415		23.77	200,041	2.03		0.50		8.29
AB VPS Large Cap Growth Portfolio Class A	495,776	59.65	96.82	48,564,936	0.06	0.10	0.50	24.63	25.13
AB VPS Relative Value Portfolio Class A	16,542		119.34	1,974,092	1.52		0.50		12.46
AB VPS Small Cap Growth Portfolio Class A	7,799		68.08	530,936	0.25		0.50		18.05
AB VPS Sustainable Global Thematic Portfolio Class A	40,317	20.56	48.48	1,426,708	0.00	0.10	0.50	5.68	6.11
Alger Capital Appreciation Portfolio Class I-2	294,544	66.09	123.68	19,053,582	0.00	0.00	1.10	46.51	48.13
Alger Mid Cap Growth Portfolio Class I-2	127,780	31.45	64.45	4,216,109	0.00	0.00	0.50	20.46	21.07
American Funds IS American High-Income Trust Class 2	114,288	15.92	17.19	1,706,203	6.88	0.00	0.70	8.90	9.67
American Funds IS Asset Allocation Fund Class 2	606,355	23.75	25.63	11,622,556	2.22	0.00	0.70	15.62	16.44
American Funds IS Global Growth Fund Class 2	164,789	31.59	32.75	3,795,483	1.63	0.00	0.35	13.28	13.68
American Funds IS Growth Fund Class 2	307,727	53.38	57.62	11,202,349	0.34	0.00	0.70	30.70	31.63
American Funds IS Growth-Income Fund Class 2	385,017	37.44	40.41	10,564,415	1.15	0.00	0.70	23.36	24.23
American Funds IS International Fund Class 2	194,640	14.87	16.05	2,475,053	1.28	0.00	0.70	2.44	3.16
BNY Mellon IP MidCap Stock Portfolio Initial Shares	124,636	37.36	47.69	4,589,061	0.85	0.10	0.70	11.83	12.50
BNY Mellon Stock Index Fund, Inc. Initial Shares	94,801	56.46	129.77	7,891,611	1.20	0.10	0.50	24.04	24.54
BNY Mellon VIF Small Cap Portfolio Initial Shares	243,804	30.95	35.39	7,443,688	0.66	0.10	0.75	3.83	4.51
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	3,664		175.60	643,389	0.40		0.75		29.87
EQ/Common Stock Index Portfolio Class IA	11,424		200.96	2,295,797	0.74		0.75		22.15
EQ/Core Plus Bond Portfolio Class IA	34		328.68	11,112	4.70		0.75		-1.42
EQ/International Equity Index Portfolio Class IA	266		541.10	144,150	2.97		0.75		4.08
EQ/Moderate Allocation Portfolio Class IA	5,458		62.17	339,287	2.62		0.75		7.10
EQ/Money Market Portfolio Class IA	48		192.76	9,345	4.57		0.75		3.89
Fidelity VIP Asset Manager 50% Portfolio Initial Class	142,586	29.87	70.13	9,617,137	2.25	0.10	0.75	7.68	8.39
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	174,034	21.31	32.62	3,886,937	2.30	0.00	0.50	7.69	8.23
Fidelity VIP Asset Manager 70% Portfolio Initial Class	10,520		608.91	6,405,764	1.78		0.75		9.98
Fidelity VIP Contrafund Portfolio Initial Class	310,075	87.79	217.16	63,449,724	0.20	0.10	0.75	32.79	33.66
Fidelity VIP Contrafund Portfolio Service Class 2	1,130,346	46.53	88.11	56,875,159	0.03	0.00	1.10	31.98	33.45
Fidelity VIP Equity-Income Portfolio Initial Class	213,430		158.61	33,852,154	1.78		0.75		14.48
Fidelity VIP Equity-Income Portfolio Service Class 2	694,076	28.96	55.23	21,971,464	1.66	0.00	1.10	13.79	15.06
Fidelity VIP Freedom 2020 Portfolio Service Class 2	9,513	22.36	33.67	219,235	2.56	0.00	0.45	6.92	7.40
Fidelity VIP Freedom 2025 Portfolio Service Class 2	22,876	24.61	37.41	578,574	2.34	0.00	0.40	7.85	8.28
Fidelity VIP Freedom 2030 Portfolio Service Class 2	70,935	22.89	40.83	1,865,384	1.67	0.00	1.10	7.94	9.14
Fidelity VIP Government Money Market Portfolio Initial Class	1,024,329	10.86	11.18	13,056,019	5.01	0.00	1.10	3.95	5.10
Fidelity VIP Government Money Market Portfolio Service Class 2	97,480	10.64	11.31	1,100,752	4.70	0.25	0.70	4.10	4.57
Fidelity VIP Growth Portfolio Initial Class	420,886	67.21	292.80	109,606,356	0.00	0.10	0.75	29.41	30.26
Fidelity VIP Growth Portfolio Service Class 2	683,026	54.59	109.88	44,227,484	0.00	0.00	0.70	29.16	30.07
Fidelity VIP High Income Portfolio Initial Class	16,462	30.45	383.13	1,760,110	5.93	0.10	0.75	8.15	8.86
Fidelity VIP Index 500 Portfolio Initial Class	298,563		180.77	53,971,935	1.29		0.75		23.96
Fidelity VIP Investment Grade Bond Portfolio Initial Class	21,240	22.03	361.84	2,248,214	3.46	0.10	0.75	1.02	1.69
Fidelity VIP Mid Cap Portfolio Service Class 2	437,569	32.29	60.88	13,778,165	0.36	0.00	1.10	15.89	17.18
Fidelity VIP Overseas Portfolio Initial Class	21,559	39.28	545.16	6,564,513	1.69	0.50	0.75	4.26	4.53
FTVIP Franklin Mutual Shares VIP Fund Class 2	310,658	19.38	36.77	6,991,743	2.02	0.00	0.70	10.49	11.27
FTVIP Franklin Small Cap Value VIP Fund Class 2	293,103	30.56	55.55	9,023,667	0.98	0.00	1.10	10.48	11.71
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	605		39.94	24,166	0.00		0.25		10.76
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	151,572	12.91	14.59	1,894,070	3.34	0.10	0.70	0.66	1.27
FTVIP Templeton Foreign VIP Fund Class 2	259,600	12.57	13.43	3,378,537	2.45	0.10	0.50	-1.49	-1.10
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	86,079	63.09	67.42	5,679,973	0.00	0.10	0.50	31.70	32.23
Invesco V.I. American Franchise Fund Series I	18,375	51.16	53.05	958,211	0.00	0.10	0.50	34.21	34.75
Invesco V.I. Conservative Balanced Fund Series I	—	15.88	24.97	—	2.65	0.00	0.50	1.73	1.89
Invesco V.I. Core Equity Fund Series I	308,590	35.89	38.35	11,674,947	0.73	0.10	0.50	24.98	25.48
Invesco V.I. Equity and Income Fund Series I	132,146	10.70	10.74	1,416,166	1.73	0.00	0.50	7.00	7.36
Invesco V.I. EQV International Equity Fund Series 1	419,138	15.76	30.15	7,592,543	1.76	0.00	1.10	-0.49	0.62
Invesco V.I. Global Fund Series I	327,882	31.51	59.24	11,239,196	0.00	0.00	1.10	14.79	16.07
Invesco V.I. Global Real Estate Fund Series I	54,188	11.59	23.25	716,837	2.64	0.00	0.70	-2.49	-1.80
Invesco V.I. Global Strategic Income Fund Series I	11		11.81	135	1.85		0.25		2.90

51

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. Government Securities Fund Series I	649		11.76	7,638	2.55		0.25		1.46
Invesco V.I. Growth and Income Fund Series I	390,531	49.56	52.72	12,831,725	1.51	0.00	0.75	15.13	16.00
Invesco V.I. High Yield Fund Series I	45,136	16.72	17.66	772,916	5.63	0.10	0.50	7.19	7.62
Invesco V.I. Main Street Fund Series I	18,952		49.72	942,219	0.00		0.10		23.52
Janus Henderson Enterprise Portfolio Service Shares	208,509	37.92	89.27	9,269,645	0.63	0.00	0.70	14.51	15.32
Janus Henderson Forty Portfolio Service Shares	50,743	51.28	97.76	2,356,613	0.01	0.00	0.35	27.69	28.14
Janus Henderson Global Research Portfolio Service Shares	127,412	25.12	34.84	4,411,100	0.62	0.10	0.70	22.40	23.14
Janus Henderson Overseas Portfolio Service Shares	471,964	11.63	13.95	6,287,831	1.37	0.00	1.10	4.42	5.58
LVIP American Century Capital Appreciation Fund Standard Class II	6,995		57.53	402,420	0.00		0.10		24.86
LVIP American Century Disciplined Core Value Fund Standard Class II	4,611		39.77	183,364	1.32		0.10		12.98
LVIP American Century Value Fund Standard Class II	488,831	25.51	51.43	17,766,256	2.99	0.00	0.70	8.71	9.48
LVIP JPMorgan Core Bond Fund Standard Class	405,587	11.03	15.76	4,472,631	4.69	0.00	0.70	1.01	1.72
LVIP JPMorgan Mid Cap Value Fund Standard Class	6,777	59.95	63.83	427,211	1.26	0.10	0.50	13.71	14.17
LVIP JPMorgan Small Cap Core Fund Standard Class	102,508	37.72	52.01	3,758,819	0.76	0.10	0.70	10.93	11.60
LVIP JPMorgan U.S. Equity Fund Standard Class	7,194		88.97	639,984	0.55		0.10		23.86
MFS VIT Growth Series Initial Class	545,101	70.66	87.53	42,724,466	0.00	0.10	0.75	30.48	31.33
MFS VIT Investors Trust Series Initial Class	6,826		524.13	3,577,770	0.73		0.75		18.63
MFS VIT New Discovery Series Initial Class	226,692	39.40	74.29	7,959,428	0.00	0.00	1.10	5.55	6.72
MFS VIT Research Series Initial Class	130,281	75.61	587.86	11,657,524	0.62	0.00	0.75	17.98	18.87
MFS VIT Total Return Series Initial Class	15,534	27.19	415.54	4,265,448	2.52	0.25	0.75	6.94	7.48
MFS VIT Utilities Series Initial Class	104,387		71.91	7,506,010	2.32		0.75		10.82
MFS VIT II Core Equity Portfolio Initial Class	359,828	31.27	70.36	16,283,132	0.61	0.10	0.75	19.21	19.99
Morgan Stanley VIF Growth Portfolio Class I	81,698	78.33	99.58	6,275,064	0.00	0.10	0.75	45.49	46.44
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	244,130	31.67	69.54	9,471,327	0.00	0.00	0.70	23.15	24.02
Neuberger Berman AMT Quality Equity Portfolio Class I	21,727	44.62	72.90	649,325	0.23	0.00	0.40	25.34	25.84
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,835		14.88	42,197	5.64		0.10		5.99
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	80,499	10.77	22.95	912,023	2.18	0.00	1.10	3.01	4.16
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	51,436	10.29	16.17	535,906	3.53	0.00	0.35	-0.85	-0.50
PIMCO Real Return Portfolio Administrative Class	430,157	17.82	24.99	6,502,721	2.64	0.00	0.75	1.36	2.13
PIMCO Short-Term Portfolio Administrative Class	350,130	12.00	14.44	4,605,745	5.00	0.00	1.10	4.89	6.05
PIMCO Total Return Portfolio Administrative Class	871,698	14.08	17.47	12,736,228	4.04	0.00	1.10	1.41	2.53
Putnam VT Diversified Income Fund Class IB	227,519	20.90	22.31	4,499,352	6.10	0.00	0.75	4.97	5.76
Putnam VT International Value Fund Class IB	315,403	12.40	14.64	4,503,949	2.42	0.10	1.10	4.06	5.11
Putnam VT Large Cap Growth Fund Class IB	9,446		13.04	123,220	0.00		0.25		33.07
Putnam VT Large Cap Value Fund Class IB	580,118	42.43	45.34	21,129,618	1.13	0.10	0.50	18.54	19.02
Putnam VT Small Cap Value Fund Class IB	4,098	34.83	56.01	150,810	0.94	0.00	0.35	5.82	6.20
Putnam VT Sustainable Leaders Fund Class IB	1,642		66.56	109,295	0.23		0.25		22.71
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,539	24.71	26.67	209,823	0.91	0.00	0.70	13.02	13.82
SAST SA AB Growth Portfolio Class 1	158,693	65.77	66.46	10,446,605	0.00	0.10	0.25	24.94	25.13
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	5,642	32.34	32.68	183,188	3.32	0.10	0.25	2.10	2.25
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	13,013	32.75	33.09	427,053	1.38	0.10	0.25	21.33	21.51
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	4,293	62.55	63.20	268,829	2.24	0.10	0.25	7.69	7.86
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	36,785	81.31	82.16	3,000,146	2.12	0.10	0.25	18.45	18.63
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	8,667	69.05	69.77	599,794	1.34	0.10	0.25	20.06	20.24
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	12,632	19.17	19.37	242,759	3.96	0.10	0.25	0.82	0.97
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	64,145	10.09	10.89	653,004	3.77	0.00	0.70	0.19	0.90
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,870	21.03	21.25	144,480	0.00	0.10	0.25	16.13	16.31
SAST SA Janus Focused Growth Portfolio Class 1	18,422		71.70	1,320,902	0.00		0.10		28.39
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	195,753	33.24	38.89	4,788,801	1.80	0.00	0.70	8.76	9.53
SAST SA JPMorgan Emerging Markets Portfolio Class 1	9,369	32.47	32.81	304,823	3.00	0.10	0.25	10.35	10.52
SAST SA JPMorgan Equity-Income Portfolio Class 1	85,828	40.37	40.79	3,371,537	2.50	0.10	0.25	12.41	12.58
SAST SA JPMorgan Large Cap Core Portfolio Class 1	8,470	54.72	55.29	464,500	0.37	0.10	0.25	23.51	23.69
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,713	25.84	26.11	44,343	2.86	0.10	0.25	1.89	2.04
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	352,984	9.62	9.75	9,285,910	0.00	0.00	0.45	13.74	14.26
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	108,305	12.56	12.70	1,372,017	3.83	0.10	0.25	5.04	5.20
SAST SA MFS Large Cap Growth Portfolio Class 1	1,983	39.67	40.08	79,395	0.08	0.10	0.25	35.41	35.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	14,216	51.12	51.66	727,271	1.05	0.10	0.25	19.35	19.53
SAST SA MFS Total Return Portfolio Class 1	20,544	41.16	41.59	849,410	2.50	0.10	0.25	7.37	7.53
SAST SA Morgan Stanley International Equities Portfolio Class 1	17,976	16.40	16.57	295,580	1.67	0.10	0.25	2.76	2.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	8,268	16.43	16.60	130,851	2.17	0.10	0.25	-1.66	-1.52
SAST SA PineBridge High-Yield Bond Portfolio Class 1	7,135	36.01	36.39	257,579	6.86	0.10	0.25	7.36	7.52
SAST SA Putnam International Value Portfolio Class 1	22,737	22.32	22.56	509,126	3.44	0.10	0.25	5.48	5.64
SAST SA Wellington Capital Appreciation Portfolio Class 1	59,969	131.08	132.45	6,958,746	0.00	0.10	0.25	41.41	41.62
SAST SA Wellington Capital Appreciation Portfolio Class 3	33,916	51.18	55.24	1,214,108	0.00	0.00	0.70	40.42	41.41
VALIC Company I Core Bond Fund	43,985	11.69	12.62	500,346	3.37	0.00	0.70	0.98	1.69
VALIC Company I Dynamic Allocation Fund	664,079	18.05	19.48	10,899,048	2.42	0.00	0.70	11.93	12.72
VALIC Company I Emerging Economies Fund	49,351	12.10	13.07	601,295	2.26	0.00	0.70	10.63	11.41
VALIC Company I International Equities Index Fund	335,556	20.77	25.55	4,831,336	2.41	0.00	0.75	2.36	3.13

52

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I International Value Fund	20,588	12.29	13.79	253,310	1.67	0.25	0.70	7.67	8.16
VALIC Company I Mid Cap Index Fund	463,256	37.00	69.27	18,697,053	1.43	0.00	1.10	12.26	13.51
VALIC Company I Mid Cap Value Fund	15,260	25.76	27.81	323,630	1.18	0.00	0.70	10.07	10.85
VALIC Company I Nasdaq-100 Index Fund	142,287	153.88	173.24	13,558,023	0.32	0.00	0.75	24.33	25.27
VALIC Company I Science & Technology Fund	121,103	40.93	152.51	9,298,314	0.00	0.00	0.70	31.67	32.60
VALIC Company I Small Cap Index Fund	306,103	23.76	51.29	9,406,980	1.20	0.00	0.70	10.43	11.21
VALIC Company I Stock Index Fund	666,368	66.18	81.57	33,158,013	1.13	0.00	0.75	23.73	24.66
VALIC Company I U.S. Socially Responsible Fund	8,957	36.39	39.29	262,730	1.36	0.00	0.70	17.78	18.61
VanEck VIP Emerging Markets Fund Initial Class	3,966		31.13	123,474	1.73		0.50		0.70
VanEck VIP Global Resources Fund Initial Class	7,097		33.67	238,990	2.64		0.50		-3.32
Vanguard VIF High Yield Bond Portfolio	239,030	20.72	32.67	5,702,182	5.65	0.00	1.10	5.28	6.45
Vanguard VIF Real Estate Index Portfolio	474,777		40.34	12,219,338	3.07		1.10		4.74
Victory Pioneer Fund VCT Portfolio Class I	46,552	52.85	60.25	2,417,104	0.75	0.10	0.70	21.79	22.53
Victory Pioneer Mid Cap Value VCT Portfolio Class I	41,173	29.94	47.85	1,289,794	1.88	0.00	0.50	10.38	10.94
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	73,537	46.86	50.08	3,643,505	0.00	0.10	0.50	23.31	23.81

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	8,598		21.95	188,744	1.17		0.50		12.47
AB VPS Large Cap Growth Portfolio Class A	500,739	47.67	77.69	39,344,165	0.00	0.10	0.50	34.46	34.99
AB VPS Relative Value Portfolio Class A	17,288		106.12	1,834,508	1.45		0.50		11.47
AB VPS Small Cap Growth Portfolio Class A	10,020		57.67	577,851	0.00		0.50		17.44
AB VPS Sustainable Global Thematic Portfolio Class A	43,554	19.38	45.87	1,462,630	0.29	0.10	0.50	15.43	15.89
Alger Capital Appreciation Portfolio Class I-2	292,527	45.11	83.49	12,576,420	0.00	0.00	1.10	41.57	43.13
Alger Mid Cap Growth Portfolio Class I-2	133,902	26.11	53.23	3,607,858	0.00	0.00	0.50	22.56	23.17
American Funds IS American High-Income Trust Class 2	108,848	14.62	15.19	1,481,566	7.13	0.20	0.70	11.67	12.23
American Funds IS Asset Allocation Fund Class 2	623,292	20.54	22.02	10,250,507	2.22	0.00	0.70	13.47	14.27
American Funds IS Global Growth Fund Class 2	163,807	26.87	28.34	3,314,933	0.91	0.20	0.70	21.75	22.36
American Funds IS Growth Fund Class 2	320,482	40.84	43.78	8,894,876	0.37	0.00	0.70	37.52	38.48
American Funds IS Growth-Income Fund Class 2	388,986	30.35	32.53	8,594,232	1.39	0.00	0.70	25.26	26.14
American Funds IS International Fund Class 2	182,836	14.51	15.25	2,256,767	1.35	0.20	0.70	15.04	15.61
BNY Mellon IP MidCap Stock Portfolio Initial Shares	132,833	33.20	42.65	4,323,011	0.77	0.10	0.70	17.49	18.19
BNY Mellon Stock Index Fund, Inc. Initial Shares	98,871	45.34	104.62	6,716,936	1.42	0.10	0.50	25.30	25.80
BNY Mellon VIF Small Cap Portfolio Initial Shares	273,405	29.61	34.08	7,946,155	0.32	0.10	0.75	8.47	9.17
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	4,294		135.21	580,581	0.38		0.75		37.27
EQ/Common Stock Index Portfolio Class IA	13,226		164.52	2,175,935	1.11		0.75		24.20
EQ/Core Plus Bond Portfolio Class IA	40		333.42	13,290	2.19		0.75		3.75
EQ/International Equity Index Portfolio Class IA	287		519.89	149,153	2.83		0.75		18.17
EQ/Moderate Allocation Portfolio Class IA	6,020		58.04	349,416	1.78		0.75		11.51
EQ/Money Market Portfolio Class IA	53		185.55	9,891	4.53		0.75		3.67
Fidelity VIP Asset Manager 50% Portfolio Initial Class	179,201	27.56	65.13	11,276,137	2.30	0.10	0.75	12.10	12.83
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	193,510	19.79	30.14	3,981,443	2.17	0.00	0.50	12.09	12.65
Fidelity VIP Asset Manager 70% Portfolio Initial Class	11,223		553.67	6,213,627	1.78		0.75		15.50
Fidelity VIP Contrafund Portfolio Initial Class	333,360	65.68	163.54	51,473,694	0.49	0.10	0.75	32.46	33.32
Fidelity VIP Contrafund Portfolio Service Class 2	1,187,866	35.25	66.02	44,559,339	0.26	0.00	1.10	31.67	33.12
Fidelity VIP Equity-Income Portfolio Initial Class	237,642		138.55	32,924,330	1.86		0.75		9.82
Fidelity VIP Equity-Income Portfolio Service Class 2	731,053	25.45	48.00	20,100,332	1.72	0.00	1.10	9.17	10.38
Fidelity VIP Freedom 2020 Portfolio Service Class 2	11,695	20.91	31.35	249,564	2.99	0.00	0.45	11.72	12.22
Fidelity VIP Freedom 2025 Portfolio Service Class 2	23,450	22.64	34.55	543,182	2.48	0.00	0.45	12.82	13.32
Fidelity VIP Freedom 2030 Portfolio Service Class 2	132,103	21.21	37.41	3,227,390	2.24	0.00	1.10	13.21	14.46
Fidelity VIP Government Money Market Portfolio Initial Class	1,087,913	10.45	10.64	13,606,233	5.10	0.00	1.10	3.75	4.89
Fidelity VIP Government Money Market Portfolio Service Class 2	115,002	10.22	10.82	1,237,632	4.88	0.25	0.70	3.91	4.37
Fidelity VIP Growth Portfolio Initial Class	454,684	51.60	226.25	91,750,214	0.13	0.10	0.75	35.22	36.10
Fidelity VIP Growth Portfolio Service Class 2	712,775	42.27	84.47	35,350,351	0.00	0.00	0.70	34.94	35.89
Fidelity VIP High Income Portfolio Initial Class	17,728	27.97	354.24	1,752,456	5.51	0.10	0.75	9.65	10.37
Fidelity VIP Index 500 Portfolio Initial Class	326,468		145.83	47,608,913	1.46		0.75		25.25
Fidelity VIP Investment Grade Bond Portfolio Initial Class	18,887	21.67	358.16	2,327,647	2.52	0.10	0.75	5.41	6.10
Fidelity VIP Mid Cap Portfolio Service Class 2	461,922	27.86	51.95	12,443,229	0.38	0.00	1.10	13.55	14.80
Fidelity VIP Overseas Portfolio Initial Class	21,492	37.58	522.87	6,788,611	1.04	0.50	0.75	19.61	19.91
FTVIP Franklin Mutual Shares VIP Fund Class 2	334,730	19.29	33.04	6,799,905	1.86	0.00	1.10	12.23	13.46
FTVIP Franklin Small Cap Value VIP Fund Class 2	326,560	27.66	49.73	9,089,305	0.49	0.00	1.10	11.51	12.75
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	622	34.68	36.06	22,309	0.00	0.25	0.50	26.11	26.42
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	137,698	12.75	14.50	1,685,386	2.13	0.10	0.70	3.74	4.36
FTVIP Templeton Foreign VIP Fund Class 2	273,101	12.76	13.58	3,572,813	3.29	0.10	0.50	20.16	20.64
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	95,560	47.90	50.98	4,776,354	0.00	0.10	0.50	41.24	41.80

53

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. American Franchise Fund Series I	20,419	38.12	39.37	794,244	0.00	0.10	0.50	40.23	40.79
Invesco V.I. Conservative Balanced Fund Series I	80,606	15.61	24.51	1,306,789	1.74	0.00	0.50	12.04	12.60
Invesco V.I. Core Equity Fund Series I	307,522	28.71	30.56	9,246,249	0.74	0.10	0.50	22.75	23.24
Invesco V.I. EQV International Equity Fund Series 1	459,546	15.84	29.97	8,301,079	0.20	0.00	1.10	16.86	18.15
Invesco V.I. Global Fund Series I	335,117	27.45	51.04	9,830,694	0.23	0.00	1.10	33.27	34.73
Invesco V.I. Global Real Estate Fund Series I	51,332	11.89	23.67	698,260	1.45	0.00	0.70	8.29	9.05
Invesco V.I. Global Strategic Income Fund Series I	26		11.47	297	0.00		0.25		8.61
Invesco V.I. Government Securities Fund Series I	685	11.23	11.59	7,820	1.94	0.25	0.50	4.10	4.36
Invesco V.I. Growth and Income Fund Series I	402,464	43.05	45.44	11,468,772	1.57	0.00	0.75	11.82	12.66
Invesco V.I. High Yield Fund Series I	47,629	15.60	16.41	754,940	5.16	0.10	0.50	9.63	10.07
Invesco V.I. Main Street Fund Series I	21,147		40.25	851,162	0.85		0.10		23.09
Janus Henderson Enterprise Portfolio Service Shares	210,046	33.11	77.41	8,288,785	0.09	0.00	0.70	16.96	17.78
Janus Henderson Forty Portfolio Service Shares	53,664	38.69	76.29	1,932,102	0.13	0.00	0.70	38.68	39.65
Janus Henderson Global Research Portfolio Service Shares	137,635	20.53	28.30	3,841,714	0.77	0.10	0.70	25.59	26.34
Janus Henderson Overseas Portfolio Service Shares	503,045	11.13	13.22	6,338,991	1.32	0.00	1.10	9.38	10.58
LVIP American Century Capital Appreciation Fund Standard Class II	7,506		46.08	345,852	0.00		0.10		20.57
LVIP American Century Disciplined Core Value Fund Standard Class II	4,901		35.20	172,501	1.50		0.10		8.54
LVIP American Century Value Fund Standard Class II	512,377	23.47	46.98	16,984,738	2.33	0.00	0.70	8.34	9.10
LVIP JPMorgan Core Bond Fund Standard Class	355,794	10.92	15.49	3,870,983	3.67	0.00	0.70	5.17	5.91
LVIP JPMorgan Mid Cap Value Fund Standard Class	7,395	52.72	55.91	403,118	3.18	0.10	0.50	10.36	10.80
LVIP JPMorgan Small Cap Core Fund Standard Class	126,530	33.80	46.89	4,150,901	1.23	0.10	0.70	12.31	12.99
LVIP JPMorgan U.S. Equity Fund Standard Class	7,187		71.83	516,233	1.56		0.10		27.03
MFS VIT Growth Series Initial Class	320,982	53.80	69.62	34,237,784	0.00	0.10	0.75	34.85	35.73
MFS VIT Investors Trust Series Initial Class	7,322		441.84	3,235,159	0.71		0.75		18.09
MFS VIT New Discovery Series Initial Class	233,168	37.33	69.61	8,001,599	0.00	0.00	1.10	13.16	14.41
MFS VIT Research Series Initial Class	137,819	63.61	498.27	10,503,553	0.51	0.00	0.75	21.51	22.42
MFS VIT Total Return Series Initial Class	18,479	25.29	388.56	4,552,864	2.01	0.25	0.75	9.62	10.17
MFS VIT Utilities Series Initial Class	110,190		64.88	7,149,523	3.46		0.75		-2.84
MFS VIT II Core Equity Portfolio Initial Class	386,414	26.06	59.02	14,612,625	0.54	0.10	0.75	22.22	23.02
Morgan Stanley VIF Growth Portfolio Class I	117,237	53.49	68.44	6,135,226	0.00	0.10	0.75	47.56	48.52
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	245,045	25.72	56.07	7,564,253	0.00	0.00	0.70	17.32	18.15
Neuberger Berman AMT Quality Equity Portfolio Class I	24,123	16.35	57.93	554,824	0.34	0.00	0.50	26.27	26.90
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,937		14.04	41,245	4.70		0.10		5.80
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	95,951	10.46	22.03	936,672	16.07	0.00	1.10	-8.86	-7.85
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	46,634	10.00	16.25	489,354	2.19	0.00	0.70	4.53	5.26
PIMCO Real Return Portfolio Administrative Class	455,253	17.44	24.65	6,732,434	2.96	0.00	0.75	2.90	3.67
PIMCO Short-Term Portfolio Administrative Class	342,406	11.44	13.62	4,253,818	4.18	0.00	1.10	4.75	5.91
PIMCO Total Return Portfolio Administrative Class	876,631	13.89	17.04	12,484,572	3.41	0.00	1.10	4.78	5.93
Putnam VT Diversified Income Fund Class IB	241,364	19.76	21.26	4,521,734	5.75	0.00	0.75	4.04	4.82
Putnam VT International Value Fund Class IB	310,827	11.92	13.93	4,213,433	1.69	0.10	1.10	17.39	18.56
Putnam VT Large Cap Growth Fund Class IB	9,582	9.63	9.80	93,541	0.00	0.25	0.50	43.76	44.12
Putnam VT Large Cap Value Fund Class IB	575,804	35.79	38.09	17,432,817	1.97	0.10	0.50	15.09	15.55
Putnam VT Small Cap Value Fund Class IB	4,357	32.91	52.74	150,940	0.15	0.00	0.35	23.32	23.75
Putnam VT Sustainable Leaders Fund Class IB	2,048		54.24	111,075	0.51		0.25		25.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,358	21.86	23.05	181,264	0.98	0.20	0.70	13.15	13.71
SAST SA AB Growth Portfolio Class 1	173,143	52.64	53.11	9,117,898	0.00	0.10	0.25	34.69	34.89
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	5,919	31.68	31.96	188,118	3.33	0.10	0.25	7.79	7.95
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	13,420	26.99	27.23	362,880	1.49	0.10	0.25	23.53	23.71
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	4,674	58.08	58.60	271,823	2.08	0.10	0.25	13.73	13.90
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	39,981	68.64	69.26	2,751,212	2.40	0.10	0.25	7.11	7.27
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	8,978	57.51	58.03	517,347	1.72	0.10	0.25	8.10	8.27
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	13,954	19.01	19.18	265,815	2.20	0.10	0.25	4.81	4.97
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	59,105	10.07	10.62	597,231	1.91	0.20	0.70	4.05	4.57
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,265	18.11	18.27	131,569	0.00	0.10	0.25	12.22	12.39
SAST SA Janus Focused Growth Portfolio Class 1	19,314		55.85	1,078,618	0.00		0.10		39.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	209,774	18.74	35.51	4,742,111	1.51	0.00	0.70	14.63	15.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	10,274	29.42	29.68	302,838	3.92	0.10	0.25	10.02	10.18
SAST SA JPMorgan Equity-Income Portfolio Class 1	91,913	35.91	36.23	3,213,399	2.42	0.10	0.25	4.42	4.58
SAST SA JPMorgan Large Cap Core Portfolio Class 1	9,907	44.31	44.70	439,750	0.76	0.10	0.25	27.16	27.35
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,841	25.36	25.58	72,359	2.95	0.10	0.25	6.28	6.44
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	366,346	8.45	8.54	8,549,125	0.00	0.00	0.45	22.78	23.33
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	110,011	11.96	12.07	1,325,035	1.19	0.10	0.25	4.37	4.53
SAST SA MFS Large Cap Growth Portfolio Class 1	2,546	29.29	29.56	75,136	0.52	0.10	0.25	40.73	40.94
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	14,855	42.84	43.22	636,680	0.87	0.10	0.25	18.76	18.93
SAST SA MFS Total Return Portfolio Class 1	20,861	38.33	38.67	802,628	1.90	0.10	0.25	10.04	10.20
SAST SA Morgan Stanley International Equities Portfolio Class 1	23,647	15.96	16.10	378,154	1.56	0.10	0.25	16.27	16.45
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,743	16.71	16.85	157,250	0.00	0.10	0.25	4.02	4.17
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,118	33.54	33.84	306,407	6.51	0.10	0.25	15.88	16.05

54

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Putnam International Value Portfolio Class 1	24,274	21.16	21.35	514,955	2.58	0.10	0.25	19.18	19.36
SAST SA Wellington Capital Appreciation Portfolio Class 1	67,009	92.70	93.53	5,531,983	0.00	0.10	0.25	39.35	39.56
SAST SA Wellington Capital Appreciation Portfolio Class 3	43,025	36.45	38.43	1,064,673	0.00	0.20	0.7	38.33	39.02
VALIC Company I Core Bond Fund	39,734	11.58	12.21	455,545	2.15	0.20	0.70	5.77	6.30
VALIC Company I Dynamic Allocation Fund	623,188	16.12	17.00	9,095,538	1.62	0.20	0.70	12.53	13.09
VALIC Company I Emerging Economies Fund	47,416	10.94	11.54	519,107	5.75	0.20	0.70	11.33	11.89
VALIC Company I International Equities Index Fund	338,794	20.30	24.78	4,735,953	2.49	0.00	0.75	16.38	17.25
VALIC Company I International Value Fund	19,246	11.37	12.81	218,881	3.69	0.25	0.70	13.59	14.10
VALIC Company I Mid Cap Index Fund	501,904	32.96	61.02	17,903,847	1.13	0.00	1.10	14.68	15.94
VALIC Company I Mid Cap Value Fund	14,571	23.40	24.68	277,198	0.70	0.20	0.70	16.16	16.74
VALIC Company I Nasdaq-100 Index Fund	161,001	123.76	138.29	12,349,293	0.28	0.00	0.75	53.34	54.49
VALIC Company I Science & Technology Fund	116,498	31.08	115.01	6,625,232	0.00	0.00	0.70	54.71	55.79
VALIC Company I Small Cap Index Fund	325,778	21.51	46.12	9,097,938	1.25	0.00	0.70	15.55	16.35
VALIC Company I Stock Index Fund	703,776	53.49	65.43	28,152,592	1.24	0.00	0.75	24.86	25.80
VALIC Company I U.S. Socially Responsible Fund	8,866	30.90	33.12	220,245	1.18	0.00	0.70	20.85	21.70
VanEck VIP Emerging Markets Fund Initial Class	4,097		30.92	126,680	3.80		0.50		9.23
VanEck VIP Global Resources Fund Initial Class	7,604		34.83	264,839	2.79		0.50		-4.06
Vanguard VIF High Yield Bond Portfolio	254,976	19.68	30.69	5,705,616	4.78	0.00	1.10	10.45	11.67
Vanguard VIF Real Estate Index Portfolio	538,660	21.45	38.51	13,152,940	2.32	0.00	1.10	10.48	11.70
Victory Pioneer Fund VCT Portfolio Class I	48,212	43.13	49.47	2,044,450	0.86	0.10	0.70	28.03	28.80
Victory Pioneer Mid Cap Value VCT Portfolio Class I	41,647	27.13	43.13	1,173,478	1.83	0.00	0.50	11.90	12.46
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	79,725	38.00	40.45	3,186,266	0.00	0.10	0.50	18.18	18.65

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	9,103		19.52	177,672	3.24		0.50		-19.39
AB VPS Large Cap Growth Portfolio Class A	502,708	35.31	57.78	29,364,827	0.00	0.10	0.50	-28.86	-28.58
AB VPS Relative Value Portfolio Class A	18,596		95.20	1,770,325	1.35		0.50		-4.67
AB VPS Small Cap Growth Portfolio Class A	10,800		49.11	530,335	0.00		0.50		-39.40
AB VPS Sustainable Global Thematic Portfolio Class A	44,985	16.72	39.74	1,322,741	0.00	0.10	0.50	-27.35	-27.06
Alger Capital Appreciation Portfolio Class I-2	311,250	31.86	58.33	9,330,065	0.00	0.00	1.10	-37.22	-36.52
Alger Mid Cap Growth Portfolio Class I-2	139,141	21.31	43.22	3,038,541	0.00	0.00	0.50	-36.39	-36.07
American Funds IS American High-Income Trust Class 2	105,538	13.09	13.53	1,279,218	7.43	0.20	0.70	-9.90	-9.45
American Funds IS Asset Allocation Fund Class 2	624,816	18.10	18.99	8,990,545	1.80	0.20	0.70	-14.01	-13.58
American Funds IS Global Growth Fund Class 2	169,450	22.07	23.16	2,790,886	0.63	0.20	0.70	-25.26	-24.89
American Funds IS Growth Fund Class 2	326,979	29.70	31.16	6,532,713	0.30	0.20	0.70	-30.43	-30.08
American Funds IS Growth-Income Fund Class 2	390,488	24.23	25.42	6,837,886	1.22	0.20	0.70	-17.07	-16.66
American Funds IS International Fund Class 2	177,889	12.62	13.19	1,899,628	1.69	0.20	0.70	-21.34	-20.94
BNY Mellon IP MidCap Stock Portfolio Initial Shares	143,420	28.09	36.30	3,930,665	0.69	0.10	0.70	-14.68	-14.16
BNY Mellon Stock Index Fund, Inc. Initial Shares	101,035	36.04	83.50	5,507,377	1.28	0.10	0.50	-18.72	-18.40
BNY Mellon VIF Small Cap Portfolio Initial Shares	271,452	27.12	31.42	7,183,711	-3.51	0.10	0.75	-17.24	-16.70
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	4,878		98.50	480,482	0.00		0.75		-32.66
EQ/Common Stock Index Portfolio Class IA	14,504		132.46	1,921,262	0.71		0.75		-20.07
EQ/Core Plus Bond Portfolio Class IA	45		321.38	14,517	2.24		0.75		-13.58
EQ/International Equity Index Portfolio Class IA	307		439.94	134,854	2.20		0.75		-12.56
EQ/Moderate Allocation Portfolio Class IA	723		520.51	376,272	1.12		0.75		-16.10
EQ/Money Market Portfolio Class IA	68		178.98	12,248	0.94		0.75		0.34
Fidelity VIP Asset Manager 50% Portfolio Initial Class	34,359	24.42	581.00	10,845,351	1.95	0.10	0.75	-15.57	-15.02
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	200,034	24.38	26.75	3,687,751	1.79	0.00	0.75	-15.78	-15.15
Fidelity VIP Asset Manager 70% Portfolio Initial Class	12,136		479.37	5,817,740	1.70		0.75		-17.50
Fidelity VIP Contrafund Portfolio Initial Class	361,439	49.27	123.46	42,108,257	0.46	0.10	0.75	-26.86	-26.39
Fidelity VIP Contrafund Portfolio Service Class 2	1,254,816	26.77	49.60	35,458,051	0.24	0.00	1.10	-27.29	-26.49
Fidelity VIP Equity-Income Portfolio Initial Class	255,457		126.15	32,226,860	1.82		0.75		-5.67
Fidelity VIP Equity-Income Portfolio Service Class 2	765,987	23.31	43.49	19,124,245	1.65	0.00	1.10	-6.28	-5.24
Fidelity VIP Freedom 2020 Portfolio Service Class 2	12,228	18.72	27.93	233,558	1.73	0.00	0.45	-16.34	-15.97
Fidelity VIP Freedom 2025 Portfolio Service Class 2	36,375	20.07	30.49	741,849	1.74	0.00	0.45	-17.01	-16.64
Fidelity VIP Freedom 2030 Portfolio Service Class 2	137,491	18.73	32.68	2,940,151	1.62	0.00	1.10	-17.99	-17.09
Fidelity VIP Government Money Market Portfolio Initial Class	1,151,207	10.07	10.14	13,695,581	2.01	0.00	1.10	0.74	1.23
Fidelity VIP Government Money Market Portfolio Service Class 2	157,339	9.84	10.36	1,622,196	1.77	0.25	0.70	0.56	1.01
Fidelity VIP Growth Portfolio Initial Class	482,060	37.91	167.32	72,156,994	0.58	0.10	0.75	-25.02	-24.53
Fidelity VIP Growth Portfolio Service Class 2	730,782	31.32	62.16	26,453,003	0.33	0.00	0.70	-25.17	-24.64
Fidelity VIP High Income Portfolio Initial Class	19,317	25.34	323.06	1,735,324	4.84	0.10	0.75	-12.04	-11.46
Fidelity VIP Index 500 Portfolio Initial Class	348,525		116.43	40,578,068	1.38		0.75		-18.82
Fidelity VIP Investment Grade Bond Portfolio Initial Class	20,295	20.42	339.78	2,372,446	2.11	0.10	0.75	-13.61	-13.05
Fidelity VIP Mid Cap Portfolio Service Class 2	486,453	24.54	45.25	11,519,093	0.25	0.00	1.10	-15.90	-14.97

55

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Fidelity VIP Overseas Portfolio Initial Class	22,574	31.34	437.15	6,074,911	0.93	0.50	0.75	-25.05	-24.86
FTVIP Franklin Mutual Shares VIP Fund Class 2	344,817	17.19	29.12	6,188,185	1.79	0.00	1.10	-8.44	-7.43
FTVIP Franklin Small Cap Value VIP Fund Class 2	318,474	24.80	44.11	7,861,992	0.99	0.00	1.10	-11.05	-10.06
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	680	27.50	28.52	19,326	0.00	0.25	0.50	-34.02	-33.86
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	225,652	12.22	13.97	2,657,889	2.36	0.10	0.70	-10.38	-9.84
FTVIP Templeton Foreign VIP Fund Class 2	306,634	11.26	18.14	3,324,304	2.80	0.10	0.75	-8.29	-7.70
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	106,347	33.92	35.95	3,754,625	0.00	0.10	0.50	-32.85	-32.58
Invesco V.I. American Franchise Fund Series I	21,146	27.18	27.97	584,673	0.00	0.10	0.50	-31.46	-31.18
Invesco V.I. Conservative Balanced Fund Series I	99,201	19.96	21.77	1,434,026	1.26	0.00	0.75	-17.48	-16.85
Invesco V.I. Core Equity Fund Series I	324,888	23.39	24.80	7,913,272	0.86	0.10	0.50	-20.94	-20.63
Invesco V.I. EQV International Equity Fund Series 1	479,666	13.55	25.36	7,390,954	1.54	0.00	1.10	-19.20	-18.31
Invesco V.I. Global Fund Series I	356,891	20.59	37.88	7,794,534	0.00	0.00	1.10	-32.51	-31.76
Invesco V.I. Global Real Estate Fund Series I	50,792	10.98	21.71	636,895	2.82	0.00	0.70	-25.46	-24.93
Invesco V.I. Global Strategic Income Fund Series I	31		10.56	326	0.00		0.25		-11.68
Invesco V.I. Government Securities Fund Series I	763	10.79	11.11	8,242	2.00	0.25	0.50	-10.74	-10.52
Invesco V.I. Growth and Income Fund Series I	426,195	38.50	40.34	10,827,720	1.58	0.00	0.75	-6.45	-5.75
Invesco V.I. High Yield Fund Series I	63,749	14.23	14.91	916,604	4.68	0.10	0.50	-10.01	-9.65
Invesco V.I. Main Street Fund Series I	21,825		32.70	713,635	1.40		0.10		-20.21
Janus Henderson Enterprise Portfolio Service Shares	218,571	28.31	65.72	7,417,232	0.08	0.00	0.70	-16.73	-16.15
Janus Henderson Forty Portfolio Service Shares	54,172	27.90	54.63	1,386,984	0.05	0.00	0.70	-34.19	-33.73
Janus Henderson Global Research Portfolio Service Shares	149,107	16.34	22.40	3,264,433	0.84	0.10	0.70	-20.17	-19.69
Janus Henderson Overseas Portfolio Service Shares	613,640	10.18	11.95	7,031,736	0.00	0.00	1.10	-9.83	-8.84
LVIP American Century Capital Appreciation Fund Standard Class II	7,691		38.22	293,931	0.00		0.10		-28.18
LVIP American Century Disciplined Core Value Fund Standard Class II	4,861		32.43	157,626	1.68		0.10		-12.82
LVIP American Century Value Fund Standard Class II	544,184	43.06	43.62	16,532,284	2.02	0.00	0.75	-0.21	0.54
LVIP JPMorgan Core Bond Fund Standard Class	332,110	10.38	14.63	3,419,989	0.00	0.00	0.70	-13.18	-12.58
LVIP JPMorgan Mid Cap Value Fund Standard Class	9,044	47.77	50.46	442,065	0.00	0.10	0.50	-8.62	-8.25
LVIP JPMorgan Small Cap Core Fund Standard Class	115,521	29.91	43.40	3,344,635	0.00	0.10	0.75	-19.95	-19.43
LVIP JPMorgan U.S. Equity Fund Standard Class	7,064		56.54	399,416	0.00		0.10		-18.78
MFS VIT Growth Series Initial Class	350,145	39.64	51.63	27,113,408	0.00	0.10	0.75	-32.15	-31.70
MFS VIT Investors Trust Series Initial Class	8,431		374.14	3,154,524	0.00		0.75		-17.11
MFS VIT New Discovery Series Initial Class	230,098	32.99	60.84	6,934,898	0.00	0.00	1.10	-30.53	-29.76
MFS VIT Research Series Initial Class	146,183	51.96	410.08	9,136,996	0.46	0.00	0.75	-17.83	-17.21
MFS VIT Total Return Series Initial Class	20,654	22.96	354.46	4,487,081	1.64	0.25	0.75	-10.26	-9.81
MFS VIT Utilities Series Initial Class	11,942		667.79	7,974,565	2.36		0.75	0.00	0.00
MFS VIT II Core Equity Portfolio Initial Class	405,039	21.18	48.29	12,552,003	0.30	0.10	0.75	-17.89	-17.35
Morgan Stanley VIF Growth Portfolio Class I	95,866	36.01	46.38	3,363,578	0.00	0.10	0.75	-60.37	-60.11
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	252,636	21.92	47.46	6,646,906	0.00	0.00	0.70	-29.23	-28.73
Neuberger Berman AMT Quality Equity Portfolio Class I	24,761	12.95	45.65	444,659	0.42	0.00	0.50	-18.86	-18.45
Neuberger Berman AMT Short Duration Bond Portfolio Class I	3,270		13.27	43,407	3.78		0.10		-5.28
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	100,952	11.47	23.91	1,052,821	23.10	0.00	1.10	7.43	8.61
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	48,477	9.57	15.44	487,098	1.42	0.00	0.70	-11.62	-11.00
PIMCO Real Return Portfolio Administrative Class	491,982	16.83	20.58	6,961,976	6.97	0.00	0.75	-12.56	-11.90
PIMCO Short-Term Portfolio Administrative Class	435,034	10.92	12.86	5,184,483	1.66	0.00	1.10	-1.24	-0.15
PIMCO Total Return Portfolio Administrative Class	943,886	13.26	16.08	12,871,503	2.44	0.00	1.10	-15.24	-14.30
Putnam VT Diversified Income Fund Class IB	237,959	18.85	20.43	4,301,269	6.47	0.00	0.75	-3.07	-2.35
Putnam VT International Value Fund Class IB	301,692	10.16	11.75	3,442,017	2.05	0.10	1.10	-7.83	-6.90
Putnam VT Large Cap Growth Fund Class IB	13,525	6.70	6.80	91,507	0.00	0.25	0.50	-30.85	-30.68
Putnam VT Large Cap Value Fund Class IB	600,905	31.10	32.97	15,715,274	1.44	0.10	0.50	-3.61	-3.23
Putnam VT Small Cap Value Fund Class IB	6,901	26.11	42.62	191,387	0.16	0.00	0.50	-13.41	-12.98
Putnam VT Sustainable Leaders Fund Class IB	2,048	41.82	43.12	87,697	0.49	0.25	0.50	-23.29	-23.10
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,104	19.32	20.27	155,427	0.50	0.20	0.70	-9.64	-9.19
SAST SA AB Growth Portfolio Class 1	183,634	39.08	39.37	7,176,189	0.00	0.10	0.25	-28.78	-28.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	7,137	29.39	29.61	210,262	3.65	0.10	0.25	-14.49	-14.36
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	14,302	21.85	22.01	312,939	1.63	0.10	0.25	-16.03	-15.90
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	5,200	51.07	51.45	265,871	0.63	0.10	0.25	-27.13	-27.02
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	41,072	64.09	64.56	2,637,387	1.69	0.10	0.25	-1.59	-1.44
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	9,191	53.20	53.60	489,709	1.63	0.10	0.25	-7.93	-7.80
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	14,035	18.14	18.27	254,990	1.25	0.10	0.25	-13.63	-13.50
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	60,561	9.68	10.15	585,682	0.96	0.20	0.70	-14.27	-13.84
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,420	16.14	16.26	119,737	0.00	0.10	0.25	-35.53	-35.43
SAST SA Janus Focused Growth Portfolio Class 1	19,540		40.12	783,948	0.00		0.10		-33.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	236,228	16.35	30.76	4,681,073	1.10	0.00	0.70	-16.55	-15.96
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,016	26.74	26.94	295,002	2.65	0.10	0.25	-25.64	-25.52
SAST SA JPMorgan Equity-Income Portfolio Class 1	95,924	34.39	34.64	3,211,424	1.83	0.10	0.25	-2.08	-1.94
SAST SA JPMorgan Large Cap Core Portfolio Class 1	10,564	34.84	35.10	368,610	0.88	0.10	0.25	-20.39	-20.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,898	23.86	24.04	69,406	3.03	0.10	0.25	-13.35	-13.22
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	380,981	6.88	6.92	7,241,284	0.00	0.00	0.50	-27.43	-27.07

56

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	110,280	11.46	11.55	1,271,272	0.00	0.10	0.25	-1.78	-1.63
SAST SA MFS Large Cap Growth Portfolio Class 1	2,876	20.82	20.97	60,237	0.00	0.10	0.25	-29.99	-29.88
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	15,680	36.07	36.34	565,823	1.11	0.10	0.25	-16.54	-16.41
SAST SA MFS Total Return Portfolio Class 1	22,437	34.84	35.09	783,827	1.50	0.10	0.25	-9.92	-9.78
SAST SA Morgan Stanley International Equities Portfolio Class 1	24,633	13.72	13.83	338,669	2.56	0.10	0.25	-14.20	-14.07
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,604	16.06	16.18	148,801	0.00	0.10	0.25	-19.14	-19.01
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,410	28.95	29.16	272,846	5.58	0.10	0.25	-10.05	-9.91
SAST SA Putnam International Value Portfolio Class 1	25,590	17.76	17.89	455,336	1.63	0.10	0.25	-6.93	-6.79
SAST SA Wellington Capital Appreciation Portfolio Class 1	70,568	66.52	67.02	4,188,294	0.00	0.10	0.25	-36.50	-36.40
SAST SA Wellington Capital Appreciation Portfolio Class 3	45,003	26.35	27.64	797,298	0.00	0.20	0.70	-36.92	-36.60
VALIC Company I Core Bond Fund	37,966	10.95	11.49	413,257	1.15	0.20	0.70	-14.85	-14.42
VALIC Company I Dynamic Allocation Fund	574,272	14.33	15.03	7,412,559	3.17	0.20	0.70	-16.80	-16.38
VALIC Company I Emerging Economies Fund	48,898	9.83	10.31	478,702	3.23	0.20	0.70	-25.87	-25.50
VALIC Company I International Equities Index Fund	350,742	17.44	21.13	4,179,505	0.12	0.00	0.75	-15.16	-14.52
VALIC Company I International Value Fund	19,276	9.96	11.28	192,143	1.64	0.25	0.70	-11.56	-11.16
VALIC Company I Mid Cap Index Fund	503,843	28.74	52.63	15,504,083	1.26	0.00	1.10	-14.30	-13.35
VALIC Company I Mid Cap Value Fund	13,105	20.15	21.14	213,136	0.32	0.20	0.70	-9.12	-8.66
VALIC Company I Nasdaq-100 Index Fund	171,046	80.71	89.51	8,510,120	0.23	0.00	0.75	-33.31	-32.81
VALIC Company I Science & Technology Fund	123,742	60.48	73.82	4,575,303	0.00	0.00	0.75	-39.45	-39.00
VALIC Company I Small Cap Index Fund	351,834	39.63	42.82	8,625,061	0.75	0.00	0.75	-21.26	-20.66
VALIC Company I Stock Index Fund	725,928	41.35	52.01	23,208,971	1.19	0.00	0.75	-18.94	-18.33
VALIC Company I U.S. Socially Responsible Fund	8,296	25.57	26.82	170,170	0.64	0.20	0.70	-17.70	-17.28
VanEck VIP Emerging Markets Fund Initial Class	4,639		28.31	131,322	0.25		0.50		-24.75
VanEck VIP Global Resources Fund Initial Class	7,870		36.31	285,719	1.86		0.50		7.85
Vanguard VIF High Yield Bond Portfolio	275,240	17.82	27.48	5,505,556	4.74	0.00	1.10	-10.35	-9.36
Vanguard VIF Real Estate Index Portfolio	544,691	19.42	34.48	11,891,488	1.82	0.00	1.10	-27.10	-26.30
Victory Pioneer Fund VCT Portfolio Class I	49,838	33.49	38.64	1,638,726	0.49	0.10	0.70	-20.06	-19.58
Victory Pioneer Mid Cap Value VCT Portfolio Class I	38,551	24.24	38.35	965,818	1.95	0.00	0.50	-6.11	-5.64
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	84,389	32.16	34.09	2,838,193	0.00	0.10	0.50	-31.40	-31.13

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	9,297		24.21	225,112	0.49		0.50		13.16
AB VPS Large Cap Growth Portfolio Class A	504,202	49.44	81.23	41,375,489	0.00	0.10	0.50	28.33	28.84
AB VPS Relative Value Portfolio Class A	19,151		99.86	1,912,380	0.85		0.50		27.52
AB VPS Small Cap Growth Portfolio Class A	10,824		81.03	877,094	0.00		0.50		8.91
AB VPS Sustainable Global Thematic Portfolio Class A	48,510	22.92	54.70	1,979,292	0.00	0.10	0.50	22.26	22.75
Alger Capital Appreciation Portfolio Class I-2	317,031	50.75	91.90	15,262,542	0.00	0.00	1.10	17.82	19.13
Alger Mid Cap Growth Portfolio Class I-2	145,839	67.13	67.60	5,017,400	0.00	0.00	0.75	3.43	4.20
American Funds IS American High-Income Trust Class 2	111,292	14.53	14.95	1,488,284	4.68	0.20	0.70	7.66	8.20
American Funds IS Asset Allocation Fund Class 2	644,305	21.05	21.97	10,701,146	1.77	0.20	0.70	14.30	14.87
American Funds IS Global Growth Fund Class 2	158,913	29.53	30.83	3,474,984	0.35	0.20	0.70	15.61	16.19
American Funds IS Growth Fund Class 2	322,442	42.68	44.56	9,283,983	0.23	0.20	0.70	21.14	21.75
American Funds IS Growth-Income Fund Class 2	392,333	29.22	30.50	8,229,400	1.17	0.20	0.70	23.23	23.85
American Funds IS International Fund Class 2	166,122	16.04	16.68	2,243,005	2.57	0.20	0.70	-2.18	-1.69
BNY Mellon IP MidCap Stock Portfolio Initial Shares	155,754	32.73	42.54	4,929,436	0.64	0.10	0.70	25.00	25.76
BNY Mellon Stock Index Fund, Inc. Initial Shares	104,950	44.17	102.73	7,064,565	1.13	0.10	0.50	27.77	28.28
BNY Mellon VIF Small Cap Portfolio Initial Shares	285,336	32.56	37.97	8,974,709	0.12	0.10	0.75	15.59	16.34
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	5,507		146.27	805,447	0.00		0.75		19.60
EQ/Common Stock Index Portfolio Class IA	16,047		165.72	2,659,345	0.62		0.75		24.00
EQ/Core Plus Bond Portfolio Class IA	50		371.90	18,739	1.30		0.75		-2.42
EQ/International Equity Index Portfolio Class IA	337		503.16	169,636	2.58		0.75		10.12
EQ/Moderate Allocation Portfolio Class IA	837		620.37	519,286	2.49		0.75		7.61
EQ/Money Market Portfolio Class IA	102		178.36	18,185	0.00		0.75		-0.56
Fidelity VIP Asset Manager 50% Portfolio Initial Class	37,278	28.74	688.15	13,753,542	1.70	0.10	0.75	9.10	9.81
Fidelity VIP Asset Manager 50% Portfolio Service Class 2	210,498	28.95	31.53	4,556,682	1.39	0.00	0.75	8.86	9.68
Fidelity VIP Asset Manager 70% Portfolio Initial Class	12,949		581.04	7,523,870	1.40		0.75		13.11
Fidelity VIP Contrafund Portfolio Initial Class	381,703	66.93	168.81	60,822,109	0.06	0.10	0.75	26.88	27.71
Fidelity VIP Contrafund Portfolio Service Class 2	1,305,230	36.82	67.47	50,581,355	0.03	0.00	1.10	26.12	27.51
Fidelity VIP Equity-Income Portfolio Initial Class	269,140		133.73	35,992,521	1.93		0.75		23.96
Fidelity VIP Equity-Income Portfolio Service Class 2	848,811	24.87	45.89	22,342,913	1.73	0.00	1.10	23.24	24.60
Fidelity VIP Freedom 2020 Portfolio Service Class 2	17,963	22.38	33.24	407,680	0.85	0.00	0.45	8.77	9.26
Fidelity VIP Freedom 2025 Portfolio Service Class 2	35,751	24.18	36.58	874,933	0.91	0.00	0.45	10.05	10.55
Fidelity VIP Freedom 2030 Portfolio Service Class 2	146,780	22.84	39.42	3,703,943	0.89	0.00	1.10	10.84	12.07
Fidelity VIP Government Money Market Portfolio Initial Class	180,001	11.81	167.85	3,915,883	0.01	0.10	0.75	-0.74	-0.09

57

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Fidelity VIP Government Money Market Portfolio Service Class 2	69,064	9.78	10.21	705,825	0.02	0.20	0.70	-0.69	-0.19
Fidelity VIP Growth Portfolio Initial Class	508,683	50.23	223.15	101,755,599	0.00	0.10	0.75	22.29	23.09
Fidelity VIP Growth Portfolio Service Class 2	762,029	59.39	82.49	36,521,246	0.00	0.00	0.75	21.98	22.90
Fidelity VIP High Income Portfolio Initial Class	19,745	28.62	367.26	2,117,153	5.40	0.10	0.75	3.63	4.31
Fidelity VIP Index 500 Portfolio Initial Class	367,292		143.42	52,678,748	1.26		0.75		27.62
Fidelity VIP Investment Grade Bond Portfolio Initial Class	22,024	23.48	393.30	2,988,984	2.00	0.10	0.75	-1.35	-0.71
Fidelity VIP Mid Cap Portfolio Service Class 2	503,167	29.17	53.22	14,207,031	0.37	0.00	1.10	23.94	25.31
Fidelity VIP Overseas Portfolio Initial Class	23,873	41.71	583.24	8,719,060	0.52	0.50	0.75	18.80	19.10
FTVIP Franklin Mutual Shares VIP Fund Class 2	360,868	18.77	31.46	7,030,159	3.03	0.00	1.10	17.86	19.17
FTVIP Franklin Small Cap Value VIP Fund Class 2	337,903	27.88	49.05	9,439,652	1.04	0.00	1.10	24.00	25.37
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	956	41.68	43.13	40,566	0.00	0.25	0.50	9.46	9.74
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	155,868	13.55	15.96	2,049,517	2.62	0.10	0.75	-2.56	-1.92
FTVIP Templeton Foreign VIP Fund Class 2	341,923	12.20	19.78	4,030,519	1.87	0.10	0.75	3.38	4.05
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	116,124	50.51	53.33	6,088,036	0.00	0.10	0.50	21.32	21.80
Invesco V.I. American Franchise Fund Series I	21,731	39.66	40.64	874,894	0.00	0.10	0.50	11.37	11.81
Invesco V.I. Conservative Balanced Fund Series I	81,298	24.19	26.18	1,428,807	0.00	0.00	0.75	9.81	10.63
Invesco V.I. Core Equity Fund Series I	344,276	29.59	31.24	10,493,878	0.00	0.10	0.50	27.10	27.61
Invesco V.I. EQV International Equity Fund Series 1	485,451	16.78	31.05	9,220,529	1.29	0.00	1.10	4.73	5.89
Invesco V.I. Global Fund Series I	347,509	30.52	55.52	11,328,958	0.00	0.00	1.10	14.23	15.49
Invesco V.I. Global Real Estate Fund Series I	48,116	14.72	28.92	812,207	0.00	0.00	0.70	24.83	25.71
Invesco V.I. Global Strategic Income Fund Series I	37		11.69	432	0.00		0.50		-3.89
Invesco V.I. Government Securities Fund Series I	791	12.09	12.41	9,562	2.40	0.25	0.50	-2.75	-2.51
Invesco V.I. Growth and Income Fund Series I	459,197	41.16	42.80	12,416,948	1.71	0.00	0.75	27.55	28.51
Invesco V.I. High Yield Fund Series I	61,065	15.81	16.50	973,850	4.61	0.10	0.50	3.86	4.28
Invesco V.I. Main Street Fund Series I	22,515		40.98	922,702	0.72		0.10		27.44
Janus Henderson Enterprise Portfolio Service Shares	243,118	34.00	78.38	9,784,945	0.23	0.00	0.70	15.73	16.54
Janus Henderson Forty Portfolio Service Shares	53,879	42.40	82.44	2,088,956	0.00	0.00	0.70	21.75	22.60
Janus Henderson Global Research Portfolio Service Shares	155,609	20.47	27.89	4,203,154	0.37	0.10	0.70	16.97	17.68
Janus Henderson Overseas Portfolio Service Shares	577,271	11.29	13.11	7,288,523	1.04	0.00	1.10	12.05	13.29
LVIP American Century Capital Appreciation Fund Standard Class II	7,801		53.21	415,078	0.00		0.10		11.04
LVIP American Century Disciplined Core Value Fund Standard Class II	5,493		37.20	204,322	1.12		0.10		23.53
LVIP American Century Value Fund Standard Class II	584,309	42.83	43.71	17,607,355	1.82	0.00	0.75	23.58	24.51
LVIP JPMorgan Core Bond Fund Standard Class	343,790	11.96	16.73	4,056,521	1.94	0.00	0.70	-2.04	-1.35
LVIP JPMorgan Mid Cap Value Fund Standard Class	10,155	52.28	55.00	538,442	0.90	0.10	0.50	29.24	29.75
LVIP JPMorgan Small Cap Core Fund Standard Class	122,057	37.13	54.21	4,393,172	0.54	0.10	0.75	20.48	21.26
LVIP JPMorgan U.S. Equity Fund Standard Class	7,039		69.61	490,008	0.74		0.10		29.21
MFS VIT Growth Series Initial Class	376,527	58.04	76.09	42,533,322	0.00	0.10	0.75	22.61	23.41
MFS VIT Investors Trust Series Initial Class	9,344		451.39	4,217,568	0.62		0.75		25.87
MFS VIT New Discovery Series Initial Class	229,302	47.48	86.62	10,046,264	0.00	0.00	1.10	0.69	1.80
MFS VIT Research Series Initial Class	153,814	62.76	499.05	11,671,973	0.54	0.00	0.75	23.87	24.80
MFS VIT Total Return Series Initial Class	22,596	25.46	394.97	5,400,148	1.80	0.25	0.75	13.26	13.83
MFS VIT Utilities Series Initial Class	12,545		667.76	8,377,416	1.66		0.75		13.24
MFS VIT II Core Equity Portfolio Initial Class	436,617	25.63	58.81	16,387,313	0.43	0.10	0.75	24.38	25.19
Morgan Stanley VIF Growth Portfolio Class I	100,880	90.27	117.03	8,838,032	0.00	0.10	0.75	-0.64	0.00
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	261,753	61.08	66.60	9,798,663	0.00	0.00	0.75	12.15	12.99
Neuberger Berman AMT Quality Equity Portfolio Class I	25,139	15.96	55.98	550,125	0.39	0.00	0.50	22.86	23.48
Neuberger Berman AMT Short Duration Bond Portfolio Class I	3,383		14.01	47,408	2.64		0.10		0.64
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	88,218	10.68	22.01	804,925	4.45	0.00	1.10	31.88	33.34
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	48,888	10.82	17.34	555,168	4.96	0.00	0.70	-4.83	-4.16
PIMCO Real Return Portfolio Administrative Class	522,699	19.10	23.54	8,436,564	4.65	0.00	0.75	4.80	5.59
PIMCO Short-Term Portfolio Administrative Class	482,749	11.06	12.88	5,731,436	1.14	0.00	1.10	-1.15	-0.06
PIMCO Total Return Portfolio Administrative Class	904,727	15.64	18.77	14,260,854	1.79	0.00	1.10	-2.35	-1.27
Putnam VT Diversified Income Fund Class IB	255,644	19.30	21.08	4,787,993	0.66	0.00	0.75	-7.65	-6.95
Putnam VT International Value Fund Class IB	319,635	11.02	12.62	3,929,342	2.03	0.10	1.10	13.68	14.82
Putnam VT Large Cap Growth Fund Class IB	13,532	9.69	9.81	131,598	0.00	0.25	0.50	22.04	22.35
Putnam VT Large Cap Value Fund Class IB	634,776	32.26	34.07	17,103,587	1.24	0.10	0.50	26.67	27.18
Putnam VT Small Cap Value Fund Class IB	7,491	30.15	48.97	236,855	0.79	0.00	0.50	39.20	39.90
Putnam VT Sustainable Leaders Fund Class IB	2,045	54.51	56.07	112,956	0.14	0.25	0.50	22.92	23.22
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,403	21.38	22.32	175,934	1.55	0.20	0.70	26.21	26.84
SAST SA AB Growth Portfolio Class 1	200,658	54.88	55.20	11,005,298	0.00	0.10	0.25	28.48	28.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	7,543	34.37	34.57	259,736	3.31	0.10	0.25	0.35	0.50
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	15,808	26.02	26.18	411,783	1.73	0.10	0.25	23.01	23.20
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	9,259	70.08	70.49	649,238	1.63	0.10	0.25	38.88	39.08
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	43,122	65.12	65.50	2,812,476	1.89	0.10	0.25	29.54	29.74
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	11,666	57.79	58.13	674,795	2.38	0.10	0.25	23.79	23.97
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	14,430	21.00	21.12	303,396	1.65	0.10	0.25	-2.11	-1.96
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	61,015	11.29	11.78	685,118	0.00	0.20	0.70	-2.79	-2.30
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,559	25.03	25.17	189,200	0.00	0.10	0.25	7.06	7.22

58

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Janus Focused Growth Portfolio Class 1	20,788		60.43	1,256,215	0.00		0.10		23.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	244,722	30.67	36.60	5,778,348	0.73	0.00	0.75	10.98	11.81
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,204	35.96	36.18	403,334	1.79	0.10	0.25	0.94	1.09
SAST SA JPMorgan Equity-Income Portfolio Class 1	104,534	35.12	35.33	3,574,304	1.90	0.10	0.25	25.50	25.69
SAST SA JPMorgan Large Cap Core Portfolio Class 1	12,002	43.77	44.03	525,781	0.67	0.10	0.25	27.46	27.65
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,852	27.54	27.70	51,077	2.55	0.10	0.25	-1.17	-1.02
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	400,004	9.48	9.49	10,366,881	0.00	0.00	0.50	-5.17	-5.10
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	119,414	11.67	11.74	1,399,859	0.05	0.10	0.25	-0.77	-0.62
SAST SA MFS Large Cap Growth Portfolio Class 1	3,158	29.73	29.91	94,352	0.21	0.10	0.25	28.66	28.85
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	16,334	43.22	43.47	706,139	0.67	0.10	0.25	26.59	26.78
SAST SA MFS Total Return Portfolio Class 1	23,875	38.67	38.90	925,247	1.53	0.10	0.25	13.75	13.92
SAST SA Morgan Stanley International Equities Portfolio Class 1	26,268	15.99	16.09	420,672	1.27	0.10	0.25	4.08	4.23
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,777	19.86	19.98	187,290	2.53	0.10	0.25	-7.54	-7.41
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,979	32.18	32.37	321,575	5.02	0.10	0.25	5.76	5.91
SAST SA Putnam International Value Portfolio Class 1	27,911	19.08	19.19	533,403	2.12	0.10	0.25	14.70	14.87
SAST SA Wellington Capital Appreciation Portfolio Class 1	71,221	104.76	105.38	6,672,269	0.00	0.10	0.25	5.36	5.52
SAST SA Wellington Capital Appreciation Portfolio Class 3	34,753	41.77	43.61	973,758	0.00	0.20	0.70	4.64	5.16
VALIC Company I Core Bond Fund	34,956	12.86	13.42	433,025	0.00	0.20	0.70	-1.45	-0.96
VALIC Company I Dynamic Allocation Fund	568,912	17.22	17.98	8,778,372	1.67	0.20	0.70	9.43	9.97
VALIC Company I Emerging Economies Fund	44,873	13.26	13.84	589,975	1.50	0.20	0.70	0.49	0.99
VALIC Company I International Equities Index Fund	324,922	20.56	24.72	4,563,131	1.16	0.00	0.75	10.20	11.03
VALIC Company I International Value Fund	17,908	11.21	12.75	200,974	1.56	0.25	0.70	6.29	6.77
VALIC Company I Mid Cap Index Fund	529,204	33.54	60.75	18,750,814	1.08	0.00	1.10	22.96	24.32
VALIC Company I Mid Cap Value Fund	14,394	22.17	23.14	254,223	0.51	0.20	0.70	26.78	27.41
VALIC Company I Nasdaq-100 Index Fund	187,539	97.27	133.22	14,036,774	0.28	0.00	0.75	25.98	26.93
VALIC Company I Science & Technology Fund	122,614	76.48	121.02	7,698,602	0.04	0.00	0.75	11.18	12.01
VALIC Company I Small Cap Index Fund	349,870	49.96	54.38	10,914,547	0.83	0.00	0.75	13.58	14.44
VALIC Company I Stock Index Fund	770,168	51.02	63.68	30,143,155	1.46	0.00	0.75	27.39	28.35
VALIC Company I U.S. Socially Responsible Fund	7,378	31.06	32.43	186,815	0.93	0.20	0.70	26.21	26.84
VanEck VIP Emerging Markets Fund Initial Class	4,513		37.62	169,752	0.95		0.50		-12.31
VanEck VIP Global Resources Fund Initial Class	7,030		33.66	236,649	0.45		0.50		18.33
Vanguard VIF High Yield Bond Portfolio	272,250	19.88	30.32	6,051,058	4.04	0.00	1.10	2.54	3.68
Vanguard VIF Real Estate Index Portfolio	576,958	26.64	46.78	17,236,311	1.97	0.00	1.10	38.67	40.21
Victory Pioneer Fund VCT Portfolio Class I	76,616	41.64	48.33	3,126,271	0.32	0.10	0.70	27.09	27.85
Victory Pioneer Mid Cap Value VCT Portfolio Class I	42,750	26.91	40.64	1,140,644	0.96	0.00	0.75	28.70	29.67
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I	87,953	46.88	49.50	4,231,530	0.00	0.10	0.50	7.53	7.96
(a)
Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.

(d)
These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)
These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

59

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.
•On March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. announced that they have entered into a definitive agreement to combine in an all-stock merger. The transaction is expected to close by year-end 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

60

American General Life Insurance Company
(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)
Statutory Financial Statements and
Supplemental Information and
Report of Independent Auditors
At December 31, 2025 and 2024 and
for each of the three years ended December 31, 2025

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company
Opinions
We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.
Basis for Opinions
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

2

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with US GAAS, we:
◦Exercise professional judgment and maintain professional skepticism throughout the audit.
◦Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
◦Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
◦Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
◦Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
Supplemental Information
Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedules of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.
/s/ PricewaterhouseCoopers LLP
New York, New York
March 20, 2026

3

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2025	2024
Admitted assets
Cash and investments
Bonds	$123,074	$117,044
Preferred stock	280	160
Common stock	2,802	234
Cash, cash equivalents and short-term investments	1,011	731
Mortgage loans	37,954	36,078
Real estate	85	89
Contract loans	1,141	1,144
Derivatives	2,797	1,779
Derivative cash collateral and deferred asset for SSAP 108	1,758	1,680
Other invested assets	6,965	6,651
Total cash and investments	177,867	165,590
Amounts recoverable from reinsurers	376	263
Amounts receivable under reinsurance contracts	415	658
Current federal income tax recoverable	806	77
Deferred tax asset	1,564	1,295
Due and accrued investment income	1,445	1,418
Premiums due, deferred and uncollected	13	49
Receivables from affiliates	161	262
Other assets	4,174	2,601
Separate account assets	83,141	74,287
Total admitted assets	$269,962	$246,500

See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2025	2024
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$109,741	$112,536
Liabilities for deposit-type contracts	20,766	16,792
Accident and health reserves	645	675
Premiums received in advance	13	12
Policy and contract claims	744	684
Policyholder dividends	16	18
Total policy reserves and contractual liabilities	131,925	130,717
Payable to affiliates	7	211
Interest maintenance reserve	26	504
Derivatives	400	123
Payable for securities lending	3,386	2,284
Repurchase agreements	1,114	232
Collateral for derivatives program	2,649	1,245
Funds held under coinsurance	31,778	24,543
Accrued expenses and other liabilities	2,140	2,251
Net transfers from separate accounts due or accrued	(2,110)	(2,434)
Asset valuation reserve	3,003	2,510
Separate account liabilities	83,141	74,280
Total liabilities	257,459	236,466
Commitments and contingencies (see Note 19)

Capital and surplus
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Surplus Notes	500	500
Gross paid-in and contributed surplus	7,501	5,412
Special surplus funds	1,477	1,630
Unassigned surplus	3,018	2,485
Total capital and surplus	12,503	10,034
Total liabilities and capital and surplus	$269,962	$246,500

See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2025	2024	2023
Revenues
Premiums and annuity considerations	$(29,792)	$13,839	$23,157
Net investment income	8,008	7,887	6,574
Amortization of interest maintenance reserve	15	42	113
Reserve adjustments on reinsurance ceded	43,007	(2,191)	(4,276)
Commissions and expense allowances	1,990	1,363	679
Separate account fees	354	1,183	902
Other income	509	1,132	1,018
Total revenues	24,091	23,255	28,167
Benefits and expenses
Death benefits	746	785	749
Annuity benefits	3,646	3,815	3,244
Surrender benefits	16,959	17,484	15,931
Other benefits	1,699	1,371	1,077
Change in reserves	(2,605)	(1,223)	4,817
Commissions	1,820	1,677	1,519
General insurance expenses	1,143	983	946
Net transfers to (from) separate accounts	1,698	(1,829)	2,078
Modco reinsurance assumed	(2,230)	(2,914)	(3,394)
Other expenses	1,264	1,063	742
Total benefits and expenses	24,140	21,212	27,709
Net gain from operations before dividends to policyholders and federal income taxes	(49)	2,043	457
Dividends to policyholders	5	7	2
Net gain from operations after dividends to policyholders and before federal income taxes	(54)	2,036	455
Federal income tax expense (benefit)	(306)	451	(52)
Net gain from operations	252	1,585	507
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	70	(152)	(363)
Net income	$322	$1,433	$144

See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Surplus Notes	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2023	$7	$—	$5,410	$916	$3,417	$9,750
Net income	—	—	—	—	144	144
Change in net unrealized capital gains (losses)	—	—	—	—	58	58
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	492	492
Change in deferred tax	—	—	—	—	167	167
Change in non-admitted assets	—	—	—	—	(7)	(7)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	21	21
Change in asset valuation reserve	—	—	—	—	(662)	(662)
Change in surplus from separate accounts	—	—	—	—	(367)	(367)
Other changes in surplus in separate accounts	—	—	—	—	367	367
Additional paid-in surplus	—	—	—	—	—	—
Change in surplus as a result of reinsurance	—	—	—	—	249	249
Dividends	—	—	—	—	(2,000)	(2,000)
Prior period corrections	—	—	—	—	(8)	(8)
Reinsurance permitted practice	—	—	—	—	725	725
Other changes	—	—	—	363	(363)	—
Balance, December 31, 2023	$7	$—	$5,410	$1,279	$2,233	$8,929
Net income	—	—	—	—	1,433	1,433
Change in net unrealized capital gains (losses)	—	—	—	—	80	80
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	(393)	(393)
Change in deferred tax	—	—	—	—	140	140
Change in non-admitted assets	—	—	—	—	106	106
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	1	1
Change in asset valuation reserve	—	—	—	—	(167)	(167)
Change in surplus from separate accounts	—	—	—	—	(17)	(17)
Other changes in surplus in separate accounts	—	—	—	—	17	17
Change in surplus notes	—	500	—	—	—	500
Additional paid-in surplus	—	—	2	—	—	2
Change in surplus as a result of reinsurance	—	—	—	—	62	62
Dividends	—	—	—	—	(1,300)	(1,300)
Prior period corrections	—	—	—	—	318	318
Reinsurance permitted practice	—	—	—	—	322	322
Other changes	—	—	—	351	(350)	1
Balance, December 31, 2024	$7	$500	$5,412	$1,630	$2,485	$10,034
Net income	—	—	—	—	322	322
Change in net unrealized capital gains (losses)	—	—	—	—	202	202
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	1,089	1,089
Change in deferred tax	—	—	—	—	(606)	(606)
Change in non-admitted assets	—	—	—	—	1,117	1,117
Change in asset valuation reserve	—	—	—	—	(493)	(493)
Change in surplus from separate accounts	—	—	—	—	(932)	(932)
Other changes in surplus in separate accounts	—	—	—	—	932	932
Additional paid-in surplus	—	—	2,089	—	—	2,089
Change in surplus as a result of reinsurance	—	—	—	—	1,589	1,589
Dividends	—	—	—	—	(3,597)	(3,597)
Change in reserve on account of change in valuation basis	—	—	—	—	220	220
Prior period corrections	—	—	—	—	—	—
Reinsurance permitted practice	—	—	—	—	536	536
Other changes	—	—	—	(153)	154	1
Balance, December 31, 2025	$7	$500	$7,501	$1,477	$3,018	$12,503

See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2025	2024	2023
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$18,430	$12,375	$23,059
Net investment income collected	7,337	7,040	5,711
Other income	(71)	1,504	(1,038)
Total revenue received	25,696	20,919	27,732
Benefits paid	22,760	23,562	21,098
Net transfers to (from) separate accounts	(2,338)	(6,004)	(2,569)
Commissions and expenses paid	3,013	2,961	2,447
Dividends paid to policyholders	7	6	3
Federal income taxes paid	93	451	(26)
Total benefits and expenses paid	23,535	20,976	20,953
Net cash provided by (used in) operations	2,161	(57)	6,779
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	21,831	16,803	8,775
Stocks	15	29	144
Mortgage loans	5,745	3,473	3,446
Real estate	9	15	—
Other invested assets	1,332	664	1,436
Other, net	—	445	—
Total proceeds from investments sold, matured or repaid	28,932	21,429	13,801
Cost of investments acquired:
Bonds	31,980	26,023	16,318
Stocks	146	31	43
Mortgage loans	7,116	10,157	7,349
Real estate	1	14	—
Derivatives, net	1,456	971	2,103
Other invested assets	1,511	853	952
Other, net	387	—	539
Total cost of investments acquired	42,597	38,049	27,304
Net adjustment in contract loans	(4)	(7)	15
Net cash used in investing activities	(13,661)	(16,613)	(13,518)
Cash from financing and miscellaneous sources
Cash provided (applied):
Surplus notes	—	500	—
Capital and paid-in surplus	—	2	—
Net deposits on (withdrawals from) deposit-type contracts	3,974	2,778	1,698
Dividends to parent	(3,597)	(1,300)	(2,000)
Change in securities lending	1,102	2,284	—
Other, net	10,301	12,237	6,988
Net cash provided by financing and miscellaneous activities	11,780	16,501	6,686
Net increase (decrease) in cash, cash equivalents and short-term investments	280	(169)	(51)
Cash, cash equivalents and short-term investments at beginning of year	731	900	951
Cash, cash equivalents and short-term investments at end of year	$1,011	$731	$900

8

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2025	2024	2023
Non-cash activities, excluded from above:
Non-cash transfer from general to separate account	5,320	$4,288	$1,002
Contribution of VALIC from AGC Life	2,089	—	—
Non-cash bonds transferred in connection with reinsurance transactions	1,630	—	—
Non-cash transfer from separate to general account	1,608	758	4,068
Non-cash transfer from bonds to other invested assets	174	4	—
Non-cash tax credit in other invested assets	160	—	—
Non-cash security withdrawal	47	—	—
Non-cash capitalized interest - bonds	26	—	—
Non-cash AGL Loan Inv Corp-return of capital	25	22	—
Non-cash transfer from mortgage loans to real estate	22	4	—
Non-cash payment in kind to bonds	22	31	—
Non-cash transfer from bonds to stocks	21	70	—
Non-cash transfer from stocks to bonds	7	—	—
Non-cash transfer from short-term bonds to bonds	4	44	—
Non-cash transfer from other invested assets to common stocks	1	1	1
Non-cash pension risk transfer premiums transfer from separate account	—	1,334	—
Non-cash internal transfer mortgage loans	—	609	—
Non-cash Modco to FRL settlements	—	232	274
Non-cash corporate actions-bonds	—	133	—
Non-cash transfer from other invested assets to bonds	—	92	456
Non-cash internal transfers other invested assets	—	69	—
Non-cash transfer from mortgage loans to bonds	—	33	—
Non-cash capitalized interest - mortgage loans	—	4	—
Non-cash transfer from common stocks to other invested assets	—	3	—
Non-cash AGLIC - Bermuda redemption	—	—	642
Non-cash transfer from other invested assets to mortgage loans	—	—	425
Non-cash Hannover reinsurance transaction	—	—	253

9

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (“AGL” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly-owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
Effective June 30, 2025, AGC Life made a capital contribution of all of the issued and outstanding common stock of The Variable Annuity Life Insurance Company (“VALIC”), a Texas domiciled life insurer, to the Company. The Company recorded the capital contribution as a $2,089 million increase in surplus.
The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.
The Company is one of the largest providers of retirement solutions and insurance products in the United States to middle-income and high-net-worth customers. The Company’s products include fixed, fixed indexed, registered index-linked and variable annuities, term, universal, variable universal and whole life insurance, pension risk transfer annuities, guaranteed investment contracts, funding agreement backed notes, structured settlement annuities, corporate- and bank-owned life insurance, and stable value wrap products. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through Corebridge Direct Insurance Services, Inc. (“Corebridge Direct”).
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.
The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.
The Company used the following permitted practices that resulted in reported statutory surplus or risk-based capital that is different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of the TDI been followed in all respects:
•The Company recognized an admitted asset related to the notional value of coverage defined in an excess of loss (“XOL”) reinsurance agreement with a 20-year term that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed living benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point as defined in the agreement. This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL reinsurance agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with guaranteed living benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”).

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
•Effective September 30, 2023, the permitted practice for Block 1 and Block 2 was extended through September 30, 2026 and the maximum notional value of Block 2 was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 2 was amended to determine the XOL limit based on annual standalone cash flow testing (“CFT”) for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 2 will remain in effect through September 30, 2026.
•This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on the treaty effective date, including certain new business issued after the effective date (“Block 3”). Effective September 30, 2023, the permitted practice for Block 3 was extended through September 30, 2026 and the maximum notional value was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 3 was amended to determine the XOL limit based on annual standalone CFT for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 3 will remain in effect through September 30, 2026.
•Effective July 1, 2025, the Company recognized an admitted asset related to the notional value of coverage defined in an XOL reinsurance agreement that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed lifetime withdrawal benefits on certain fixed index annuities generally issued prior to January 2017 (“Block 4”) exceeding an attachment point as defined in the agreement. The XOL for Block 4 is limited to the annual standalone CFT for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2025, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The permitted practice for Block 4 will remain in effect through September 30, 2029.
The value of the assets subject to the above permitted practices was approximately $2,600 million, $2,064 million and $1,742 million in total at December 31, 2025, 2024 and 2023 respectively and are reported in Other assets.
Additionally, the Company has a prescribed accounting practice in accordance with the State of Texas related to the admittance of furniture and equipment.

11

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2025	2024	2023
NET INCOME
State basis		$322	$1,433	$144

Net income, NAIC SAP		$322	$1,433	$144

SURPLUS
State basis		$12,503	$10,034	$8,929
State prescribed practices that increase (decrease) NAIC SAP:
Furniture and equipment	19	(51)	(34)	—

State permitted practices that increase (decrease) NAIC SAP:
XoL reinsurance agreement	4	(2,600)	(2,064)	(1,742)

Statutory capital and surplus, NAIC SAP		$9,852	$7,936	$7,187
In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk-based capital (“RBC”) would not have triggered a regulatory event.
The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $6.3 billion, $(12.9) billion and $6.5 billion, respectively, while this report has $6.8 billion, $(13.5) billion and $6.7 billion, respectively.
Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:
•    application of other-than-temporary impairments;
•     estimates with respect to income taxes, including recoverability of deferred tax assets;
• fair value measurements of certain financial assets; and
•     policy reserves for life, annuity and accident and health insurance contracts, including guarantees.
These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.
Significant Accounting Policies
Bonds include debt instruments classified as either issuer credit obligations (“ICO”) or asset-backed securities (“ABS”). Bonds, not backed by other loans, that qualify as issuer credit obligations under the principles-based bond definition are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit

12

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.
ABS include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), other asset-backed securities, pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. ABS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for ABS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and other ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its ABS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.
Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.
NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.
Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.
Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.
Subsidiary, controlled, and affiliated (“SCA”) entities: Investments in U.S. domiciled insurance subsidiary, controlled and affiliated entities are recorded based on the underlying audited statutory equity of the respective entity’s financial statements. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.
Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.
Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between

13

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.
Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.
Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.
Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.
Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.
The Company has used Statement of Statutory Accounting Principles (“SSAP”) No. 108, Derivatives Hedging Variable Annuity Guarantees, which allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets and certain fixed and floating-rate liabilities. The Company also designated certain interest rate swaps as effective hedges of floating-rate investment assets and certain fixed and floating-rate liabilities.
Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.
Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.
All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.
Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for

14

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.
In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.
The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.
Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.
The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than ABS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds is written down to fair value and the amount of the write-down is recognized as a realized capital loss.
For ABS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the ABS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the ABS or does not have the intent and ability to retain the ABS until recovery. If the decline is interest-related, the ABS is written down to fair value.
In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.
Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $3.3 billion and $4.5 billion at December 31, 2025 and 2024, respectively.
Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For ABS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

15

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.
Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees, market-value-adjusted (“MVA”) fixed annuity contracts, and registered index-linked annuities for which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts and registered index-linked annuities are provided in accordance with subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.
Policy reserves are established according to different methods.
Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.
Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products. Life insurance policies issued prior to January 1, 2020 continue to be reserved for using legacy formula‑based methods, including the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions than under legacy reserving methodologies.
The Company calculates reserves for fixed index annuities, both with and without guaranteed minimum withdrawal benefits (“GMWB”), in accordance with the Commissioners’ Annuities Reserve Valuation Method (“CARVM”).
The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.
The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $20 million and $40 million at December 31, 2025 and 2024, respectively.
A majority of the Company’s variable annuity products include a guaranteed minimum death benefit (“GMDB”) and/or a GMWB. Reserves for GMDB and GMWB benefits are included in the VM-21 reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for applicable products are contained in VM-21, Requirements for Principle-Based Reserves for Variable Annuities, which incorporates a principle‑based reserving framework.
Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

16

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.
Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.
Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.
Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.
Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are recorded directly to the liability for deposit-type contracts and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.
General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.
Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, VALIC, The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.
Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

17

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.
The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.
Accounting Changes
The Company adopted the substantive changes made to SSAP 26, Bonds, SSAP 21, Other Admitted Assets, and SSAP 43, Asset-Backed Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond. Pursuant to the transition guidance, the reclassification of investments that no longer qualify as bonds reduced unassigned surplus by ($7) million.
The Company had no accounting changes during 2024 or 2023.
Correction of Errors
SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.
In 2025, there were no out-of-period errors identified.

In 2024, out-of-period errors were identified and corrected related to reinsurance, net investment income and reserves for indexed universal life. These corrections increased unassigned surplus by $318 million and were primarily driven by the reinsurance error. The reinsurance error resulted in an overstatement of accrued expenses and other liabilities and an understatement in reserve adjustments on reinsurance ceded with a corresponding understatement of pre-tax income by $111 million in 2023 and $101 million in 2022. This error resulted in an understatement of unassigned surplus of $297 million at December 31, 2023 and $209 million at December 31, 2022. The remaining impact relates to periods prior to 2022. The Company believes that these errors are not material to the prior year financial statements taken as a whole. As such, the Company has reflected the adjustments necessary to correct these errors as direct charges to unassigned surplus in 2024 in accordance with SSAP 3.
In 2023, out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $8 million.
The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.
Differences in Statutory Accounting and U.S. GAAP Accounting
The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.
The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.
Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to

18

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.
Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For ABS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than ABS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and other ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.
Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.
Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.
Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.
Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporates either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.
Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset,

19

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.
Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.
Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.
Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.
Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.
Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.
Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are recorded directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.
Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.
Under SAP, individual insurance reserves are determined using a combination of principle‑based reserving frameworks (including VM‑20) and legacy formula‑based methods, including CRVM. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP

20

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.
Under SAP, individual deferred annuity reserves are determined using applicable principle‑based reserving requirements and legacy reserving methods, including CARVM. Under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.
Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.
Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.
Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.
Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, VM-21 or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.
Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts, registered index-linked annuities, and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.
Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.
Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does

21

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.
Surplus Notes. Under SAP, surplus notes are included as a component of surplus, whereas under U.S. GAAP, they are presented as a liability.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2025
Issuer credit obligations
U.S. government obligations	$1,248	$3	$(225)	$1,026
Other U.S. government obligations	88	2	(18)	72
Non-U.S. sovereign jurisdiction securities	1,494	29	(128)	1,395
Municipal bonds - general obligations (direct & guaranteed)	313	3	(27)	289
Municipal bonds - special revenue	1,927	14	(265)	1,676
Project finance bonds issued by operating entities	5,457	83	(236)	5,304
Corporate bonds	54,192	859	(5,383)	49,668
Single entity backed obligations	2,074	18	(105)	1,987
Bonds issued by funds representing operating entities	9,431	112	(423)	9,120
Bank loans - acquired	3,436	23	(107)	3,352
Mortgages loans that qualify as SVO-Identified credit tenant loans	10	—	—	10
Other issuer credit obligations	2	—	—	2
Total issuer credit obligations	79,672	1,146	(6,917)	73,901
Asset-backed securities
Agency residential MBS (exempt)	173	1	(11)	163
Agency commercial MBS (exempt)	238	—	(40)	198
Agency residential MBS (non-exempt)	2,417	26	(153)	2,290
Agency commercial MBS (non-exempt)	397	—	(42)	355
Non-agency residential MBS	8,346	576	(193)	8,729
Non-agency commercial MBS	5,350	63	(206)	5,207
Non-agency - CLOs/CBOs/CDOs	7,685	56	(17)	7,724
Other financial ABS	4,874	137	(177)	4,834
Equity backed securities – not self-liquidating	1,080	7	(28)	1,059
Other financial ABS – not self-liquidating	41	—	—	41
Lease-backed - practical expedient	271	2	(20)	253
Other non-financial ABS - practical expedient	59	1	(3)	57
Lease-backed - full analysis	6,078	100	(96)	6,082
Other non-financial ABS - full analysis	6,393	105	(160)	6,338
Total asset-backed securities	43,402	1,074	(1,146)	43,330
Preferred stock	280	5	(30)	255
Common stock*	2,802	—	—	2,802
Total equity securities	3,082	5	(30)	3,057
Total	$126,156	$2,225	$(8,093)	$120,288
* Common stock includes $2.6 billion of investments in affiliates at December 31, 2025.

22

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:
U.S. government obligations	$1,688	$1	$(295)	$1,394
All other governments	1,809	13	(269)	1,553
States, territories and possessions	188	—	(26)	162
Political subdivisions of states, territories and possessions	166	1	(16)	151
Special revenue	4,791	19	(646)	4,164
Industrial and miscellaneous	102,779	1,494	(9,273)	95,000
Hybrid securities	445	11	(11)	445
Bank loans	4,739	28	(95)	4,672
Parent, subsidiaries and affiliates	439	3	—	442
Total bonds	117,044	1,570	(10,631)	107,983
Preferred stock	160	5	(2)	163
Common stock*	234	—	—	234
Total equity securities	394	5	(2)	397
Total	$117,438	$1,575	$(10,633)	$108,380
* Common stock includes $25 million of investments in affiliates at December 31,2024.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Bonds and Equity Securities in Loss Positions
The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
Issuer credit obligations
U.S. government obligations	$242	$(16)	$661	$(210)	$903	$(226)
Other U.S. government obligations	—	—	39	(18)	39	(18)
Non-U.S. sovereign jurisdiction securities	150	(3)	663	(125)	813	(128)
Municipal bonds - general obligations (direct & guaranteed)	29	(1)	191	(26)	220	(27)
Municipal bonds - special revenue	120	(15)	1,216	(250)	1,336	(265)
Project finance bonds issued by operating entities	988	(22)	1,412	(214)	2,400	(236)
Corporate bonds	5,630	(356)	22,468	(5,034)	28,098	(5,390)
Single entity backed obligations	326	(38)	1,120	(81)	1,446	(119)
Bonds issued by funds representing operating entities	1,224	(29)	3,673	(394)	4,897	(423)
Bank loans - acquired	683	(48)	773	(93)	1,456	(141)
Other issuer credit obligations	—	—	—	—	—	—
Total issuer credit obligations	9,392	(528)	32,216	(6,445)	41,608	(6,973)
Asset-backed securities
Equity backed securities – not self-liquidating	131	(14)	266	(13)	397	(27)
Agency commercial MBS (exempt)	0	0	187	(40)	187	(40)
Agency commercial MBS (non-exempt)	8	(1)	333	(41)	341	(42)
Agency residential MBS (exempt)	59	(4)	62	(7)	121	(11)
Agency residential MBS (non-exempt)	714	(86)	625	(67)	1,339	(153)
Non-agency - CLOs/CBOs/CDOs	1,749	(10)	357	(6)	2,106	(16)
Non-agency commercial MBS	441	(10)	2,026	(196)	2,467	(206)
Non-agency residential MBS	766	(32)	1,463	(166)	2,229	(198)
Other financial ABS	652	(14)	1,141	(163)	1,793	(177)
Lease-backed - full analysis	774	(6)	1,327	(90)	2,101	(96)
Other non-financial ABS - full analysis	775	(12)	1,721	(150)	2,496	(162)
Lease-backed - practical expedient	65	(6)	79	(15)	144	(21)
Other non-financial ABS - practical expedient	21	(3)	0	0	21	(3)
Total asset-backed securities	6,155	(198)	9,587	(954)	15,742	(1,152)
Preferred stock	70	(29)	28	—	98	(29)
Common stock	5	(1)	—	—	5	(1)
Total equity securities	75	(30)	28	—	103	(30)
Total	$15,622	$(756)	$41,831	$(7,399)	$57,453	$(8,155)

24

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024
Bonds:
U.S. government obligations	$504	$(26)	$825	$(269)	$1,329	$(295)
All other government	415	(42)	931	(227)	1,346	(269)
U.S States, territories and possessions	30	(2)	124	(24)	154	(26)
Political subdivisions of states, territories and possessions	48	(3)	67	(13)	115	(16)
Special revenue	532	(28)	3,127	(618)	3,659	(646)
Industrial and miscellaneous	19,947	(1,195)	40,338	(8,092)	60,285	(9,287)
Hybrid securities	200	(3)	77	(9)	277	(12)
Bank loans	1,082	(37)	717	(59)	1,799	(96)
Parents, subsidiaries & affiliates	—	—	—	—	—	—
Total	22,758	(1,336)	46,206	(9,311)	68,964	(10,647)
Preferred stock	28	(1)	6	(1)	34	(2)
Common stock	—	—	—	—	—	—
Total equity securities	28	(1)	6	(1)	34	(2)
Total	$22,786	$(1,337)	$46,212	$(9,312)	$68,998	$(10,649)
As of December 31, 2025 and 2024, the number of bonds and equity securities in an unrealized loss position was 5,389 and 6,388, respectively. Bonds comprised 5,369 of the total, of which 4,047 were in a continuous loss position greater than 12 months at December 31, 2025. Bonds comprised 6,384 of the total, of which 4,625 were in a continuous loss position greater than 12 months at December 31, 2024.
The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2025 and 2024, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.
Contractual Maturities of Bonds and Short-Term Investments
The following table presents the statement value and fair value of bonds and short-term investments by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2025
Due in one year or less	$2,080	$2,062
Due after one year through five years	15,267	15,215
Due after five years through ten years	19,496	19,431
Due after ten years through twenty years	19,046	17,738
Due after twenty years	23,810	19,482
ABS	43,402	43,330
Total	$123,101	$117,258
Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.
Bonds in or near default as to payment of principal or interest had a statement value of $126 million and $29 million at December 31, 2025 and 2024, respectively, which is the fair value. At December 31, 2025 and 2024, the Company had no income excluded from due and accrued for bonds.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
At December 31, 2025, the Company’s bond portfolio included bonds totaling $6.2 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 18 industries. At December 31, 2024, the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.
December 31, 2025 and 2024 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2025	2024
Consumer non-cyclical	16.4%	15.0%
Consumer cyclical	13.7	14.6
Utility	10.5	9.5
ABS
The Company determines fair value of ABS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s RMBS, CMBS, collateralized debt obligations (“CDO”) and other ABS are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the ABS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.
The following table presents the statement value and fair value of ABS:

	December 31, 2025		December 31, 2024
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Asset-backed securities	$43,402	$43,330	$42,919	$42,202
Prepayment assumptions for single class, multi-class mortgage-backed and other ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.
At December 31, 2025 and 2024, the Company had exposure to a variety of ABS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.
At December 31, 2025 and 2024, the Company did not have any ABS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.
During 2025, 2024 and 2023, the Company recognized total OTTI of $7 million, $55 million and $36 million, respectively, on ABS that were still held by the Company. In addition, at December 31, 2025 and 2024, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table summarizes the fair value and aggregate amount of unrealized losses on ABS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
ABS	$6,156	$(198)	$9,587	$(954)	$15,743	$(1,152)
December 31, 2024
ABS	$6,947	$(181)	$13,005	$(1,549)	$19,952	$(1,730)
In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.
The Company does not have any ABS for which it is not practicable to estimate fair values.
The following table presents the rollforward of non-interest related OTTI for ABS:

	December 31,
(in millions)	2025	2024
Balance, beginning of year	$1,223	$1,212
Increases due to:
Credit impairment on new securities subject to impairment losses	4	55
Additional credit impairment on previously impaired investments	3	—
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	33	44
Balance, end of year	$1,197	$1,223
See Note 4 for a list with each ABS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2025.
Mortgage Loans
Mortgage loans had outstanding principal balances of $38.6 billion and $37.0 billion at December 31, 2025 and 2024, respectively. Contractual interest rates range from 0.00 percent to 45.00 percent. The mortgage loans at December 31, 2025 had maturity dates ranging from 2024 to 2069.
The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2025	2024
Geographic distribution:
Mid-Atlantic	23.5%	24.9%
Foreign	17.5	15.9
Pacific	13.5	15.3
South Atlantic	18.1	16.9
West South Central	6.9	7.0
East North Central	5.8	5.5
New England	5.6	5.7
Mountain	6.0	6.1
East South Central	2.0	2.0
West North Central	1.1	0.7
Total	100.0%	100.0%
Property type distribution:
Multi-family	25.7%	28.1%
Office	14.7	16.0
Retail	8.2	8.0
Industrial	16.4	15.1
Hotel/Motel	3.4	3.6
Other	31.6	29.2
Total	100.0%	100.0%
At December 31, 2025, there were 383 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 68.2 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2025 and 2024:

	Years Ended December 31,
	2025		2024
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	9.60	3.00	9.75	3.53
Multi-family	8.70	2.92	8.80	4.82
Retail	7.12	3.45	7.56	4.70
Industrial	8.21	3.97	9.50	4.52
Hotel/Motel	6.21	4.51	7.08	5.82
Other	9.63	5.31	12.63	0.00
The Company reduced interest rates on three loans during 2025. The Company reduced interest rates on three loans during 2024.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 131 percent and 97 percent, in 2025 and 2024, respectively.
At December 31, 2025, and 2024, the Company held $797 million and $1,026 million, respectively, in impaired mortgages with related allowances for credit losses. There were no impaired mortgage loans without a related allowance at both periods ended December 31, 2025 and 2024. The Company’s average recorded investment in impaired loans was $921 million and $139 million, at December 31, 2025 and 2024, respectively. The Company recognized interest income on impaired loans of $7 million, $17 million and $15 million, in 2025, 2024 and 2023, respectively.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2025	2024	2023
Balance, beginning of year	$364	$355	$294
Additions (reductions) charged to unrealized capital loss	59	21	148
Direct write-downs charged against allowance	(62)	(12)	(87)
Balance, end of year	$361	$364	$355
During 2025, the Company derecognized $22 million of mortgage loans and recognized $22 million of real estate collateral as a result of foreclosure.
The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.
The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2025	2024
Current	$37,258	$35,494
30 - 59 days past due	280	195
60 - 89 days past due	82	131
90 - 179 days past due	264	258
Greater than 180 days past due	70	—
Total	$37,954	$36,078
At December 31, 2025 and 2024, the Company had mortgage loans outstanding under participant or co-lender agreements of $36.9 billion and $24.9 billion, respectively.
The Company had $593 million and $571 million in restructured loans at December 31, 2025 and 2024, respectively.
Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2025:

(in millions)	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$60	0.00%	$908	0.50%	$—	—%
b. 91% to 95%	60	0.00	128	0.10	—	—
c. 81% to 90%	838	0.40	966	0.50	—	—
d. 71% to 80%	3,133	1.70	2,457	1.30	—	—
e. below 70%	6,991	3.70	22,289	11.90	485	0.30
Troubled Debt Restructuring
The Company held no restructured debt for which impairment was recognized for both December 31, 2025 and 2024. The Company had $29 million and $18 million of outstanding commitments to debtors that held loans with restructured terms at December 31, 2025 and 2024, respectively.

29

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Real Estate
The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2025	2024
Properties occupied by the Company	$—	$—
Properties held for production of income	67	85
Properties held for sale	18	4
Total	$85	$89
The Company recognized gains of $12 million in 2024. The Company recognized no gains or losses in 2025 and 2023. The Company recognized $19 million, $1 million and $3 million in impairment write-downs for its investments in real estate during 2025, 2024 and 2023, respectively.
Other Invested Assets
The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2025	2024
Investments in limited liability companies	$1,140	$660
Investments in limited partnerships	4,223	4,075
Other investments	1,526	1,831
Receivable for securities	78	86
Non-admitted assets	(2)	(1)
Total	$6,965	$6,651
The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $719 million and $931 million at December 31, 2025 and 2024, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.
The Company recorded impairment write-downs in joint ventures was $23 million, $11 million and $4 million during 2025, 2024 and 2023, respectively.

30

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Net Investment Income
The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$6,542	$6,065	$5,259
Preferred stocks	8	10	2
Common stocks	12	13	11
Cash and short-term investments	97	83	57
Mortgage loans	2,055	1,793	1,437
Real estate*	15	17	4
Contract loans	67	71	78
Derivatives	(607)	64	(283)
Investment income from affiliates	126	169	148
Other invested assets	356	227	246
Gross investment income	8,671	8,512	6,959
Investment expenses	(663)	(625)	(385)
Net investment income	$8,008	$7,887	$6,574
* Includes amounts for the occupancy of Company-owned property of $0 million, $1 million and $2 million in 2025, 2024 and 2023, respectively.
Net Realized and Unrealized Capital Gains (Losses)
The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$(603)	$(1,210)	$(460)
Preferred stocks	(1)	—	(12)
Common stocks	(3)	—	8
Cash and short-term investments	7	(7)	36
Mortgage loans	(58)	(130)	(162)
Real estate	(18)	11	(3)
Derivatives	369	108	(329)
Other invested assets	(107)	(10)	113
Realized capital gains (losses)	(414)	(1,238)	(809)
Federal income tax (expense) benefit	87	260	170
Net (gains) losses transferred to IMR	397	826	276
Net realized capital gains (losses)	$70	$(152)	$(363)
During 2025, 2024 and 2023, the Company recognized $70 million, $172 million and $87 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.
The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2025	2024	2023
Proceeds	$7,706	$5,640	$3,401

Gross realized capital gains	$35	$97	$64
Gross realized capital losses	$(578)	(1,126)	(456)
Net realized capital gains (losses)	$(543)	$(1,029)	$(392)

31

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$884	$(322)	$280
Preferred and common stocks	457	(2)	53
Mortgage loans	569	(122)	273
Derivatives	(386)	29	148
Other invested assets	12	82	(68)
Other	(12)	(67)	(10)
Federal income tax (expense) benefit	(233)	89	(126)
Net change in unrealized gains (losses) of investments	$1,291	$(313)	$550

4. ASSET-BACKED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

ABS
The following table presents the ABS held by the Company at December 31, 2025 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
38237KAC4	$5,256	$1,730	$3,527	$1,730	$1,730	6/30/2025
23312RAE5	3,253	1	3,252	1	2	6/30/2025
Year-end Total	$8,509	$1,731	$6,779	$1,731	$1,732
None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

32

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending
In conjunction with its securities lending program, the Company had securities with a carrying value of $3,857 million and the fair value of $3,256 million loaned to unaffiliated third parties as of December 31, 2025. At December 31, 2024, the Company had securities with a carrying value of $2,577 million and the fair value of $2,162 million loaned to unaffiliated third parties.
The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	3,376	2,279
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	3,376	2,279
Securities collateral received	—	—
Total collateral received	$3,376	$2,279
The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$983	$983	$531	$531
Subtotal	983	983	531	531
Securities collateral received	—	—	—	—
Total collateral reinvested	$983	$983	$531	$531
Repurchase Agreements
At December 31, 2025 and 2024, bonds with a fair value of approximately $1,137 million and $214 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.
The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	603	232
31 to 60 days	511	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	1,114	232
Securities collateral received	—	—
Total collateral received	$1,114	$232

33

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$6	$—	$—	$—
2. Overnight	159	50	50	297
3. 2 Days to 1 Week	316	100	101	547
4. > 1 Week to 1 Month	411	151	408	1,111
5. > 1 Month to 3 Months	—	—	—	652
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	100	101	—
4. > 1 Week to 1 Month	411	—	307	1,111
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—
The following table presents the Company’s liability to return collateral for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$893	$301	$559	$2,608
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$411	$100	$408	$1,111
2. Securities Collateral (FV)	—	—	—	—
The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.
The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$218	$214
2-3 Years	59	61	—	—
Greater than three years	1,076	1,076	—	—
Subtotal	1,135	1,137	218	214
Securities collateral received	—	—	—	—
Total collateral reinvested	$1,135	$1,137	$218	$214

34

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$411	$142	$459	$1,135
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	376	107	424	1,137

35

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

	1	2	3	4
(in millions)	None	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a. ICO - BACV	$—	$85	$1,049	$—
b. ICO - FV	—	96	1,041	—
c. ABS - BACV	—	—	—	—
d. ABS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	85	1,049	—
q. Total Assets - FV	—	96	1,041	—

	5	6	7	8
(in millions)	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Ending Balance
a. ICO - BACV	$—	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - BACV	—	—	—	—
d. ABS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

36

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Collateral Received – Secured Borrowing:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	532	$151	$408	$1,299
2. Securities (FV)	—	—	—	—

b. Ending Balance
1. Cash	$411	$100	$408	$1,111
2. Securities (FV)	—	—	—	—
Cash and Non-Cash Collateral Received – Secured Borrowing by NAIC Designation:

	1	2	3	4
(in millions)	NONE	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a. Cash	$1,111	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - FV	—	—	—	—
d. Preferred Stock - FV	—	—	—	—
e. Common Stock	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—
g. Real Estate - FV	—	—	—	—
h. Derivatives - FV	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—
j. Total Assets - FV	$1,111	$—	$—	$—

	5	6	7	8
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending Balance
a. Cash	$—	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - FV	—	—	—	—
d. Preferred Stock - FV	—	—	—	—
e. Common Stock	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—
g. Real Estate - FV	—	—	—	—
h. Derivatives - FV	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—
j. Total Assets - FV	—	—	—	—

37

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Reverse Repurchase Agreements
The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities during 2025. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
At December 31, 2025, the Company had no securities held under agreements to purchase and resell.

Type of Repo Trade Used:

	1	2	3	4
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
a. Bilateral (YES/NO)	Yes	Yes	Yes	No
b. Tri-Party (YES/NO)	No	No	No	No

Original (Flow) and Residual Maturity:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$204	$145	$50	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	—	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$70	$50	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	—	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The Company had no securities sold and/or acquired under Repo that resulted in default at December 31, 2025 and December 31, 2024.

Fair Value of Securities Acquired Under Repo – Secured Borrowing

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
a. Maximum Amount	213	152	52	—
b. Ending Balance	73	52	—	—

38

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Collateral Provided – Secured Borrowing

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$204	$145	$50	$—
2. Securities (FV)	—	—	—	—
3. Securities (BACV)	—	—	—	—
4. Nonadmitted Subset (BACV)	—	—	—	—

b. Ending Balance
1. Cash	70	50	—	—
2. Securities (FV)	—	—	—	—
3. Securities (BACV)	—	—	—	—
4. Nonadmitted Subset (BACV)	—	—	—	—

Recognized Receivable for Return of Collateral – Secured Borrowing

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	204	145	50	—
2. Securities (FV)	—	—	—	—

b. Ending Balance
1. Cash	70	50	—	—
2. Securities (FV)	—	—	—	—

Recognized Liability to Return Collateral – Secured Borrowing (Total)

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Repo Securities Sold/Acquired with Cash Collateral	213	152	52	—
2. Repo Securities Sold/Acquired with Securities Collateral (FV)	—	—	—	—

b. Ending Balance
1. Repo Securities Sold/Acquired with Cash Collateral	73	52	—	—
2. Repo Securities Sold/Acquired with Securities Collateral (FV)	—	—	—	—

39

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets, except for a portion of assets on deposit with states and other restricted assets that are part of the Separate Accounts assets.
The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2025	2024
On deposit with states	$45	$47
Collateral held on securities lending	3,857	2,279
FHLB stock and collateral pledged	9,568	6,649
Subject to reverse repurchase agreements	—	20
Subject to repurchase agreements	1,111	231
Collateral for derivatives	549	651
Guaranteed interest contracts	127	68
Other restricted assets	2,910	1,528
Total	$18,167	$11,473

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.
All derivative instruments are recognized in the financial statements.
SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.
SSAP 108 requires the Company use the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 have received the approval of the TDI.
The Company used a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of GMWB riders on its variable annuities. This hedging relationship was highly effective and complied with the Clearly Defined Hedging Strategy of VM-21. Effective August 1, 2025, the Company’s variable annuity business was ceded and the use of special accounting provisions permitted within SSAP 108 was terminated. The existing SSAP 108 deferred asset balance will be amortized on a straight-line basis over a 5-year period.

40

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Under SSAP 108 all derivatives are reported at fair value. Fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components. At December 31, 2024, fair value of the derivatives was a liability of $10 million, full contract fair value was an asset of $59 million and hedge target fair value was a liability of $88 million. For the year ended December 31, 2024, fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized loss of $42 million. Fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2025 and 2024, the fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred asset of $1.4 billion and deferred asset $1.5 billion, respectively. For the years ended December 31, 2025 and 2024, amortization was a realized loss of $250 million and a realized loss of $137 million, respectively. Fair value change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All fair value changes in hedge instruments were attributable to the hedged risk for the period.
The Company designates, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets and certain fixed and floating-rate liabilities. The Company also designates certain interest rate swaps as effective hedges of floating-rate investment assets and certain fixed and floating-rate liabilities. Derivatives not designated for hedge accounting are accounted for at fair value, and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.
The Company recognized a net unrealized capital loss of $184 million in 2025, a net unrealized capital loss of $40 million in 2024 and a net unrealized capital gain of $167 million in 2023, related to derivatives that did not qualify for hedge accounting.
Net cash collateral received for derivative transactions increased in the year 2025, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2025, the Company held collateral for derivatives of $2,758 million, which is invested in cash, cash equivalents and/or short-term investments.
Refer to Note 3 for disclosures related to net realized capital gains (losses).
Swaps, Options, and Futures
Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.
Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.
Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

41

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Interest Rate Risk
Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.
Currency Risk
Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.
Equity Risk
Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.
For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions, and such an ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.
The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2025			December 31, 2024
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$5,817	$443	$443	$22,131	$1,551	$1,551
Foreign exchange contracts	7,106	538	539	12,862	915	877
Equity contracts	58,467	6,088	6,088	60,862	4,257	4,256
Other contracts	14	—	—	14	—	—
Derivative assets, gross	71,404	7,069	7,070	95,869	6,723	6,684
Counter party netting*	—	(4,272)	(4,272)	—	(4,944)	(4,944)
Derivative assets, net	$71,404	$2,797	$2,798	$95,869	$1,779	$1,740
Liabilities:
Interest rate contracts	$32,093	$1,125	$1,184	$34,293	$1,737	$2,111
Foreign exchange contracts	11,731	491	501	3,197	243	260
Equity contracts	48,460	3,052	3,052	39,350	3,085	3,085
Other contracts	43	4	4	45	2	2
Derivative liabilities, gross	92,327	4,672	4,741	76,885	5,067	5,458
Counter party netting*	—	(4,272)	(4,272)	—	(4,944)	(4,944)
Derivative liabilities, net	$92,327	$400	$469	$76,885	$123	$514
* Represents netting of derivative exposures covered by a qualifying master netting agreement.
The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2025		December 31, 2024
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$7,069	$4,672	$6,723	$5,067
Amount offset	(4,272)	(4,272)	(4,944)	(4,944)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$2,797	$400	$1,779	$123

43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2025		December 31, 2024
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$5,817	2054	$22,131	2064
Foreign exchange contracts	7,106	2064	12,862	2063
Equity contracts	58,467	2031	60,862	2030
Other contracts	14	2053	14	2053
Derivative liabilities:
Interest rate contracts	32,093	2071	34,293	2071
Foreign exchange contracts	11,731	2061	3,197	2061
Equity contracts	48,460	2031	39,350	2030
Other contracts	44	2042	45	2042
The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.
The credit exposure to the Company’s derivative contracts aggregated $807 million and $991.6 million at December 31, 2025 and 2024, respectively.
9. FAIR VALUE INSTRUMENTS

Fair Value Measurements
The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.
Fair Value Hierarchy
Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•     Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.
•     Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

44

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
•   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.
Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.
Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.
Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.
Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.
Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.
Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.
Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.
Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.
Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.
Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.
Valuation Methodologies of Financial Instruments Measured at Fair Value
Bonds
Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical

45

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.
The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.
Common Stocks (Unaffiliated)
Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.
Freestanding Derivatives
Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.
OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.
Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Separate Account Assets
Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

46

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Assets and Liabilities Measured at Fair Value
The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2025
Assets at fair value:
Bonds
Issuer Credit Obligations	$—	$108	$1	$—	$109
Asset Backed Securities	—	—	39	—	39
Total bonds	—	108	40	—	148
Preferred stock
Industrial and miscellaneous	8	—	3	—	11
Total preferred stock	8	—	3	—	11
Common stock
Industrial and miscellaneous	—	—	5	—	5
Total common stock	—	—	5	—	5
Derivative assets:
Interest rate contracts	—	443	—	—	443
Foreign exchange contracts	—	527	—	—	527
Equity contracts	—	5,320	768	—	6,088
Credit contracts	—	—	—	—	—
Other contracts	—	—	—	—	—
Counterparty netting	—	—	—	(4,272)	(4,272)
Total derivative assets	—	6,290	768	(4,272)	2,786
Separate account assets	47,201	2,004	—	—	49,205
Total assets at fair value	$47,209	$8,402	$816	$(4,272)	$52,155
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1,125	$—	$—	$1,125
Foreign exchange contracts	—	308	—	—	308
Equity contracts	6	2,951	94	—	3,051
Credit contracts	—	—	—	—	—
Other contracts	—	—	4	—	4
Counterparty netting	—	—	—	(4,272)	(4,272)
Total derivative liabilities	6	4,384	98	(4,272)	216
Total liabilities at fair value	$6	$4,384	$98	$(4,272)	$216
December 31, 2024
Assets at fair value:
Bonds
All Other Government	—	—	—	—	—
Industrial and miscellaneous	—	16	7	—	23
Total bonds	—	16	7	—	23
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	1,239	312	—	1,551
Foreign exchange contracts	—	872	—	—	872
Equity contracts	1	3,686	569	—	4,256
Other contracts	—	—	—	—	—
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative assets	1	5,797	881	(4,944)	1,735
Separate account assets	47,053	1,468	—	—	48,521
Total assets at fair value	$47,058	$7,281	$889	$(4,944)	$50,284
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1,737	$—	$—	$1,737
Foreign exchange contracts	—	230	—	—	230
Equity contracts	7	3,066	12	—	3,085
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative liabilities	7	5,033	14	(4,944)	110
Total liabilities at fair value	$7	$5,033	$14	$(4,944)	$110
* Represents netting of derivative exposures covered by a qualifying master netting agreement.

47

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Changes in Level 3 Fair Value Measurements
The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2023	$3	$7	$2	$529	$541	$16
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(10)	(7)	—	(444)	(461)	(29)
Included in surplus	—	1	—	329	330	30
Purchases, issuances and settlements	9	—	(2)	694	701	50
Transfers into Level 3	4	—	—	—	4	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$6	$1	$—	$1,108	$1,115	$67
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(28)	—	—	153	125	(3)
Included in surplus	30	—	(3)	(259)	(232)	(77)
Purchases, issuances and settlements	(16)	—	—	(121)	(137)	27
Transfers into Level 3	28	—	4	—	32	—
Transfers out of Level 3	(12)	—	—	—	(12)	—
Balance, December 31, 2024	$8	$1	$1	$881	$891	$14
Total realized/unrealized capital gains or losses:
Included in net (loss) income	—	(1)	(3)	108	104	—
Included in surplus	1	1	(1)	(7)	(6)	39
Purchases, issuances and settlements	(10)	2	8	(214)	(214)	45
Transfers into Level 3	42	—	—	—	42	—
Transfers out of Level 3	(1)	—	—	—	(1)	—
Balance, December 31, 2025	$40	$3	$5	$768	$816	$98
Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.
In both 2025 and 2024, there were no transfers between Level 1 and Level 2 securities.
Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2025 and 2024 may include changes in fair value that were attributable to both observable and unobservable inputs.

48

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Quantitative Information About Level 3 Fair Value Measurements
The following table presents the Company’s quantitative information about level 3 fair value measurements at December 31, 2025.

December 31, 2025	Fair Value at December 31, 2025	Valuation Technique	Unobservable Input	Unobservable Input Range (Weighted Average)
Assets:
RMBS	6	Discounted Cash Flow	Prepayment Speed (VPR)	5.89% - 10.18% (8.03%)
			Loss severity	22.19% - 80.14% (51.17%)
			Constant default rate	0.08% - 6.02% (3.05%)
			Yield	5.87% - 6.72% (6.30%)
Other ABS	$31	Discounted Cash Flow	Yield	9.61% - 9.61% (9.61%)

Gross Basis Fair Value Measurements
The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2025
Derivative assets at fair value	$—	$6,290	$768	$7,058
Derivative liabilities at fair value	(6)	(4,384)	(98)	(4,488)

December 31, 2024
Derivative assets at fair value	$1	$5,797	$881	$6,679
Derivative liabilities at fair value	(7)	(5,033)	(14)	(5,054)

49

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Fair Value Information about Financial Instruments Not Measured at Fair Value
The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2025
Assets:
Bonds
Issuer Credit Obligations	$73,792	$79,564	$10	$70,553	$3,229
Asset Backed Securities	43,292	43,362		22,489	20,803
Preferred stocks	246	269	—	180	66
Common stocks	220	220	—	220	—
Cash, cash equivalents
and short-term investments	1,011	1,011	984	27	—
Mortgage loans	37,265	37,954	—	—	37,265
Contract loans	1,141	1,141	—	—	1,141
Derivatives	(239)	(172)		(239)
Receivables for securities	78	78	—	78	—
Separate account assets	33,936	33,936	—	33,936	—
Liabilities:
Policy reserves and contractual liabilities	21,768	21,706	—	38	21,730
Derivatives	—	—	—	—	—
Payable for securities	3	3	—	3	—
Payable for securities lending	3,386	3,386	—	3,386	—
December 31, 2024
Assets:
Bonds	$107,959	$117,020	$9	$84,314	$23,636
Preferred stocks	159	156	—	159	—
Common stocks	208	208	—	208	—
Cash, cash equivalents
and short-term investments	731	731	531	200	—
Mortgage loans	34,031	36,078	—	—	34,031
Contract loans	1,144	1,144	—	—	1,144
Derivatives	(399)	31		(399)	—
Receivables for securities	86	86	—	86	—
Separate account assets	16,880	25,766	—	16,880	—
Liabilities:
Policy reserves and contractual liabilities	17,668	17,617	—	58	17,610
Derivatives	—	—	—	—	—
Payable for securities	309	309	—	309	—
Payable for securities lending	2,284	2,284	—	2,284	—

50

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2025	2024
Life insurance	$42,595	$42,136
Annuities (excluding supplementary contracts with life contingencies)	113,035	104,975
Supplementary contracts with life contingencies	371	377
Accidental death benefits	13	14
Disability - active lives	26	27
Disability - disabled lives	196	206
Excess of VM-21 reserves over basic reserves	68	2
Deficiency reserves	1,193	1,075
Other miscellaneous reserve	996	1,012
Gross life and annuity reserves	158,493	149,824
Reinsurance ceded	(48,752)	(37,288)
Net life and annuity reserves	109,741	112,536
Accident and health reserves
Unearned premium reserves	6	6
Present value of amounts not yet due on claims	186	193
Additional contract reserves	456	480
Gross accident and health reserves	648	679
Reinsurance ceded	(3)	(4)
Net accident and health reserves	645	675
Aggregate policy reserves	$110,386	113,211

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:
A. Individual Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$63,512	$5,256	$—	$68,768	46.16%
b. At book value less current surrender charge of 5% or more	13,904	—	—	13,904	9.33%
c. At fair value	16	199	33,528	33,743	22.65%
d. Total with market adjustment or at fair value	77,432	5,455	33,528	116,415	78.14%
e. At book value without adjustment (minimal or no charge or adjustment)	18,555	—	—	18,555	12.46%
(2) Not subject to discretionary withdrawal	13,896	—	104	14,000	9.40%
(3) Total (gross: direct + assumed)	$109,883	$5,455	$33,632	$148,970	100.00%
(4) Reinsurance ceded	21,034	—	31,766	52,800
(5) Total (net)* (3) - (4)	$88,849	$5,455	$1,866	$96,170
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,392	$—	$—	$2,392

51

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$54,345	$4,437	$—	$58,782	42.84%
b. At book value less current surrender charge of 5% or more	13,000	—	—	13,000	9.48%
c. At fair value	1	32	31,079	31,112	22.68%
d. Total with market adjustment or at fair value	67,346	4,469	31,079	102,894	75.00%
e. At book value without adjustment (minimal or no charge or adjustment)	20,170	—	—	20,170	14.70%
(2) Not subject to discretionary withdrawal	14,041	—	96	14,137	10.30%
(3) Total (gross: direct + assumed)	$101,557	$4,469	$31,175	$137,201	100.00%
(4) Reinsurance ceded	11,045	—	—	11,045
(5) Total (net)* (3) - (4)	$90,512	$4,469	$31,175	$126,156
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$3,286	$—	$—	$3,286
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.
B. Group Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$173	$—	$—	$173	0.43%
b. At book value less current surrender charge of 5% or more	23	—	—	23	0.06%
c. At fair value	—	13	13,265	13,278	32.73%
d. Total with market adjustment or at fair value	196	13	13,265	13,474	33.22%
e. At book value without adjustment (minimal or no charge or adjustment)	1,645	—	—	1,645	4.05%
(2) Not subject to discretionary withdrawal	1,682	23,771	—	25,453	62.73%
(3) Total (gross: direct + assumed)	$3,523	$23,784	$13,265	$40,572	100.00%
(4) Reinsurance ceded	1,379	—	12,818	14,197
(5) Total (net)* (3) - (4)	$2,144	$23,784	$447	$26,375
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$140	$49	$—	$189	0.52%
b. At book value less current surrender charge of 5% or more	28	—	—	28	0.08%
c. At fair value	—	—	13,508	13,508	37.26%
d. Total with market adjustment or at fair value	168	49	13,508	13,725	37.86%
e. At book value without adjustment (minimal or no charge or adjustment)	1,851	—	—	1,851	5.11%
(2) Not subject to discretionary withdrawal	1,776	18,904	—	20,680	57.03%
(3) Total (gross: direct + assumed)	$3,795	$18,953	$13,508	$36,256	100.00%
(4) Reinsurance ceded	69	—	—	69
(5) Total (net)* (3) - (4)	$3,726	$18,953	$13,508	$36,187
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

52

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
C. Deposit-Type Contracts (no life contingencies):

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	504	—	—	504	2.26%
(2) Not subject to discretionary withdrawal	21,676	—	75	21,751	97.74%
(3) Total (gross: direct + assumed)	$22,180	$—	$75	$22,255	100.00%
(4) Reinsurance ceded	1,414	—	—	1,414
(5) Total (net)* (3) - (4)	$20,766	$—	$75	$20,841
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	520	—	—	520	2.86%
(2) Not subject to discretionary withdrawal	17,616	—	72	17,688	97.14%
(3) Total (gross: direct + assumed)	$18,136	$—	$72	$18,208	100.00%
(4) Reinsurance ceded	1,344	—	—	1,344
(5) Total (net)* (3) - (4)	$16,792	$—	$72	$16,864
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—
* Represents annuity reserves reported in separate accounts liabilities.

53

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2025:

	December 31, 2025
	General Account			Separate Account - non-guaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$731	$3,233	$—	$—	$—
(2) Universal life	5,075	5,314	5,963	—	—	—
(3) Universal life with secondary guarantees	1,531	1,415	8,419	—	—	—
(4) Indexed universal life	843	801	833	—	—	—
(5) Indexed universal life with secondary guarantees	2,454	1,690	2,991	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	2,187	8,681	9,811	2,440	2,440	2,440
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	114	109	94	1,912	1,905	1,898
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	$—	$—	$11,251	$—	$—	$—
(2) Accidental death benefits	—	—	13	—	—	—
(3) Disability - active lives	—	—	26	—	—	—
(4) Disability - disabled lives	—	—	196	—	—	—
(5) Miscellaneous reserves	—	—	2,079	—	—	—
C. Total (gross: direct + assumed)	$12,204	$18,741	$44,909	$4,352	$4,345	$4,338
D. Reinsurance ceded	7,058	10,417	26,338	—	—	—
E. Total (net) (C) - (D)	$5,146	$8,324	$18,571	$4,352	$4,345	$4,338

54

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2024:

	December 31, 2024
	General Account			Separate Account - non-guaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$687	$3,245	$—	$—	$—
(2) Universal life	5,276	5,333	6,111	—	—	—
(3) Universal life with secondary guarantees	1,597	1,446	8,347	—	—	—
(4) Indexed universal life	795	726	781	—	—	—
(5) Indexed universal life with secondary guarantees	2,140	1,414	2,365	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	2,168	8,571	9,811	1,824	1,824	1,824
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	114	106	155	1,822	1,814	1,806
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	$—	$—	$11,320	$—	$—	$—
(2) Accidental death benefits	—	—	14	—	—	—
(3) Disability - active lives	—	—	27	—	—	—
(4) Disability - disabled lives	—	—	206	—	—	—
(5) Miscellaneous reserves	—	—	1,981	—	—	—
C. Total (gross: direct + assumed)	$12,090	$18,283	$44,364	$3,646	$3,638	$3,630
D. Reinsurance ceded	7,039	10,245	26,174	—	—	—
E. Total (net) (C) - (D)	$5,051	$8,038	$18,190	$3,646	$3,638	$3,630
11. SEPARATE ACCOUNTS

Separate Accounts
The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.
Certain separate accounts relate to MVA fixed annuity contracts and registered index-linked annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.
Certain separate accounts relate to flexible premium adjustable life insurance and pension risk transfer annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.
The Company does not engage in securities lending transactions within the separate accounts.
In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.
General account reserves of $82 million and $10 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

55

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents separate account assets by product or transaction:

	December 31, 2025		December 31, 2024
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$45,294	$—	$45,316	$—
Variable life	3,910	—	3,206	—
Bank-owned life insurance – hybrid	470	—	464	—
Deferred annuities with MVA features	249	—	300	—
Pension risk transfer annuities	25,349	—	20,800	—
Annuities with MVA features	—	4,928	—	4,122
Fixed annuities excess interest adjustment features	—	6	—	9
Registered index-linked annuities	—	2,935	—	70
Total	$75,272	$7,869	$70,086	$4,201
Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.
If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2025 and 2024 is $27.9 billion and $4.5 billion, respectively.
The separate account business had no seed money balance at December 31, 2025. The separate account seed money balances was $7 million at December 31, 2024.
The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2025	$246	$28
2024	445	42
2023	558	65
2022	596	64
2021	539	36

56

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	3,094	$—	$152	$5,895	$9,141
Reserves for accounts with assets at:
Market value	$—	$—	$—	46,103	$46,103
Amortized cost	5,977	27,424	968	—	34,369
Total reserves	$5,977	$27,424	$968	$46,103	$80,472
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	5,977	$25,030	$968	$—	$31,975
At market value	—	—	—	46,029	46,029
Subtotal	5,977	25,030	968	46,029	78,004
Not subject to discretionary withdrawal	—	2,394	—	74	2,468
Total reserves	$5,977	$27,424	$968	$46,103	$80,472
December 31, 2024
Premiums, considerations or deposits	$737	$—	$176	$4,117	$5,030
Reserves for accounts with assets at:
Market value	$—	$—	$—	$47,778	$47,778
Amortized cost	3,056	20,094	806	—	23,956
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$3,056	$17,791	$806	$—	$21,653
At market value	—	—	—	47,706	47,706
Subtotal	3,056	17,791	806	47,706	69,359
Not subject to discretionary withdrawal	—	2,303	—	72	2,375
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
December 31, 2023
Premiums, considerations or deposits	$803	$—	$178	$6,597	$7,578
Reserves for accounts with assets at:
Market value	$—	$—	$—	$46,589	$46,589
Amortized cost	2,611	17,306	617	—	20,534
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,611	$17,179	$617	$—	$20,407
At market value	—	—	—	46,488	46,488
Subtotal	2,611	17,179	617	46,488	66,895
Not subject to discretionary withdrawal	—	127	—	101	228
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
Reconciliation of Net Transfers to or from Separate Accounts
The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2025	2024	2023
Transfers to separate accounts	$9,142	$5,030	$7,578
Transfers from separate accounts	(7,444)	(6,859)	(5,500)
Net transfers to (from) separate accounts	1,698	(1,829)	2,078
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$1,698	$(1,829)	$2,078
12. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2025, 2024 and 2023, respectively. Policyholder dividends for the years ended December 31, 2025, 2024 and 2023 were $19 million, $17 million, and $13 million, respectively.

57

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
13. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2025		December 31, 2024
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Industrial	$—	$—	$—	$—
Ordinary new business	$31	$31	$30	$30
Ordinary renewal	(446)	(15)	(450)	20
Group life	(1)	(1)	(1)	(1)
Total	$(416)	$15	$(421)	$49

14. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.
Reinsurance premiums assumed in 2025, 2024 and 2023 were $3.0 billion, $2.1 billion and $4.9 billion, respectively. Reinsurance premiums ceded in 2025, 2024 and 2023 were $58.7 billion, $12.7 billion and $2.5 billion, respectively. Additionally, reserves on reinsurance assumed were $14.5 billion and $11.2 billion at December 31, 2025 and 2024, respectively. The reserve credit taken on reinsurance ceded was $50.2 billion and $38.6 billion at December 31, 2025 and 2024, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2025 and 2024, the Company’s reinsurance recoverables were $376 million and $263 million, respectively.
The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.
As of December 31, 2025 and 2024, $21 billion and $21 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements.
Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company has disputed, and expects to continue disputing, any requested rate increases under these agreements. These disputes may lead to and have resulted in arbitration over the terms of the reinsurance contracts. To the extent reinsurers seek retroactive premium increases, the Company’s practice is to assess and accrue its current estimate of probable loss with respect to these matters when appropriate.
Affiliate Reinsurance Treaties
The Company has a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s variable annuity business are ceded to the Company. At December 31, 2025 and 2024 , the liabilities resulting from the agreement and recorded in the accompanying financial statements were $16.2 billion and $17.7 billion, respectively. In 2025, 2024 and 2023, the agreement increased the Company’s pre-tax earnings by $336 million, $278 million and $319 million, respectively.
The Company has coinsurance/modified coinsurance agreements with AGC Life whereby the Company cedes certain term life and universal life insurance policies to AGC Life. These agreements decreased the Company’s pre-tax

58

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
earnings by $6 million in 2025 and increased pre-tax earnings by $4 million (excluding the impact of recaptures) and $60 million in 2024 and 2023, respectively.
The Company has various reinsurance agreements with Corebridge Bermuda in which the Company cedes certain fixed annuity, fixed indexed annuity, term life insurance, and structured settlement annuity contracts to Corebridge Bermuda. At December 31, 2025 and 2024, the reserves ceded under these agreements totaled $19.6 billion and $12.3 billion, respectively. In 2025 and 2024, these agreements increased the Company’s pre-tax earnings by $616 million and $1.3 billion, respectively, and decreased pre-tax income by $1 million in 2023.
Significant New or Amended Reinsurance Treaties
Effective August 1, 2025, the Company entered into a coinsurance and modified coinsurance agreement (the “VA Reinsurance Agreement”) with Corporate Solutions Life Reinsurance Company, an Iowa-domiciled insurance company (the “VA Reinsurer”). Under the terms of the VA Reinsurance Agreement, the Company will cede to the VA Reinsurer 100% of the applicable reinsured liabilities with respect to (i) in-force individual retirement variable annuity contracts issued prior to August 1, 2025, and (ii) new individual retirement variable annuity contracts issued beginning August 1, 2025. As of August 1, 2025, the Company transferred to the VA Reinsurer $1.9 billion of assets primarily consisting of bonds supporting the general account liabilities, net of a ceding commission. Additionally, $45.1 billion of separate account liabilities were ceded under the modco portion of the agreement.

The impact of the VA Reinsurance Agreement at inception on August 1, 2025 is below:
(in millions)
Increase (Decrease)

Summary of Operations
Premiums	$(49,557)
Commissions and expense allowances on reinsurance ceded	617
Reserve adjustments on reinsurance ceded	45,135
Total Revenue	(3,805)

Increase in aggregate reserves for life contracts	(4,330)
IMR ceded under reinsurance agreement	11
Net gain from operations before federal income taxes	514

Capital and Surplus Account
Change in surplus as a result of reinsurance	$1,923

59

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
In July 2024, the Company entered into a Variable Quota Share Coinsurance and Coinsurance with Funds Withheld Reinsurance Agreement, effective as of January 1, 2024, with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda a variable quota share percentage of certain fixed indexed annuity and fixed annuity products issued subsequent to December 31, 2023. The agreement was accounted for on a prospective basis from January 1, 2024 and the impact of the agreement as of December 31, 2024 is below.

(in millions)
Increase (Decrease)

Summary of Operations
Premiums	$(9,327)
Commissions and expense allowances on reinsurance ceded	481
Total Revenue	(8,846)

Annuity benefits	(34)
Surrender benefits and withdrawals for life contracts	(69)
Change in reserves	(10,245)
Interest on funds withheld	266
Net gain from operations before federal income taxes	$1,236

Effective December 31, 2024, the Company entered into a combined coinsurance and coinsurance with funds withheld reinsurance agreement with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda term life insurance policies written from January 1, 2020 to December 31, 2024 and certain structured settlement annuity contracts issued from April 1, 2012 to December 31, 2024. Additionally, the Company will cede newly issued term life insurance policies and certain structured settlement annuity contracts issued starting January 1, 2025. The impact of the agreement as of December 31, 2024 is below.

(in millions)
Increase (Decrease)

Summary of Operations
Premiums	$(688)
Commissions and expense allowances on reinsurance ceded	31
Total Revenue	(657)

Change in reserves	(687)
Net gain from operations before federal income taxes	$30

Capital and Surplus Account
Change in surplus as a result of reinsurance	$118

The Company has a reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) effective July 1, 2016, as amended (the “A&R Treaty”), under which the Company cedes blocks of whole life, in-force term and guaranteed universal life business on a coinsurance with funds withheld basis, and certain current assumption universal life business on a yearly renewable term basis.
Effective March 31, 2023, the Company recaptured term life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force term life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $93 million at March 31, 2023. This increase in surplus will be amortized to income over the life of the treaty.

60

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	March 31, 2023 Recapture from AGC Life	March 31, 2023 Cession to Hannover	Net Impact of Reinsurance
Increase (Decrease)

Summary Of Operations
Premiums	$1,538	$(1,738)	$(200)
Commissions on reinsurance ceded	(1,054)	1,054	—
Reserve adjustments on reinsurance ceded	(484)	—	(484)
Total revenue	$—	$(684)	$(684)

Increase in aggregate reserves for life contracts	$1,054	$(1,738)	$(684)
Federal income tax expense (benefit)	(221)	221	—
Net income	$(833)	$833	$—

Capital and Surplus Account
Change in surplus as a result of reinsurance	$—	$93	$93

Effective September 30, 2023, the Company recaptured universal life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force universal life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $253 million at September 30, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	Sept 30, 2023 Recapture from AGC Life	Sept 30, 2023 Cession to Hannover	Net Impact of Reinsurance
Increase (Decrease)

Summary Of Operations
Premiums	$2,092	$(2,035)	$57
Commissions on reinsurance ceded	(939)	939	—
Reserve adjustments on reinsurance ceded	(1,153)	—	(1,153)
Total Revenue	$—	$(1,096)	$(1,096)

Increase in aggregate reserves for life contracts	$939	$(2,035)	$(1,096)
Federal income tax expense (benefit)	(197)	197	—
Net Income	$(742)	$742	$—

Capital and Surplus Account
Change in surplus as a result of reinsurance	$—	$253	$253

61

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The Company previously ceded term and universal life insurance business issued from January 1, 2020 to December 31, 2021 to AGC Life on a coinsurance/modified coinsurance basis. Effective October 1, 2023, AGL recaptured this business, resulting in a $66 million decrease in the Company’s net income.

(in millions)	Oct 1, 2023 Recapture from AGC Life
Increase (Decrease)
Summary Of Operations
Premiums	$129
Commissions on reinsurance ceded	(83)
Reserve adjustments on reinsurance ceded	(46)
Total Revenue	$—

Increase in aggregate reserves for life contracts	$83
Federal income tax expense (benefit)	(17)
Net Income	$(66)

15. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes
The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. In 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published proposed regulations with respect to the CAMT. On September 30, 2025, the IRS issued Notice 2025-46 and Notice 2025-49 which provide favorable interim guidance on tax consolidations. These Notices provide an option to calculate the Company’s CAMT liability based on the consolidated tax group while subject to the waiting period, as well as certain other matters that do not have a significant impact on the Company. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

The One Big Beautiful Bill Act (H.R. 1) (“OBBB”) was signed into law on July 4, 2025. The tax provisions of the OBBB are not expected to have a material impact on the Company’s financial results.

62

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$4,180	$876	$5,056	$3,703	$1,976	$5,679	$477	$(1,100)	$(623)
Statutory valuation allowance adjustment	—	232	232	—	159	159	—	73	73
Adjusted gross DTA	4,180	644	4,824	3,703	1,817	5,520	477	(1,173)	(696)
DTA non-admitted	2,513	644	3,157	2,286	1,817	4,103	227	(1,173)	(946)
Net admitted DTA	1,667	—	1,667	1,417	—	1,417	250	—	250
DTL	103	—	103	122	—	122	(19)	—	(19)
Total	$1,564	$—	$1,564	$1,295	$—	$1,295	$269	$—	$269
The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,564	—	1,564	1,295	—	1,295	269	—	269
1. Adjusted gross DTA expected to be realized following the reporting date	1,564	—	1,564	1,295	—	1,295	269	—	269
2. Adjusted gross DTA allowed per limitation threshold	—	—	1,641	—	—	1,311	—	—	330
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	103	—	103	122	—	122	(19)	—	(19)
DTA admitted as the result of application of SSAP 101	$1,667	$—	$1,667	$1,417	$—	$1,417	$250	$—	$250
The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	764%	734%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$10,940	$8,738
The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.
The Company’s tax planning strategy does not include the use of reinsurance.
The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

63

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax expense
Federal	$(306)	$451	$(52)
Foreign	—	—	—
Subtotal	(306)	451	(52)
Federal income tax on net capital gains (losses)	(87)	(260)	(170)
Federal income tax incurred	(393)	191	(222)

	Years Ended December 31,
(in millions)	2025	2024	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,741	$1,668	$73
Investments	580	184	396
Deferred acquisition costs	1,071	1,301	(230)
Fixed assets	466	411	55
Policyholder dividend accruals	3	4	(1)
Compensation and benefits accrual	17	39	(22)
Tax credit carryforward	—	—	—
Net operating loss carry-forward	70	1	69
Other (including items less than 5% of total ordinary tax assets)	232	95	137
Subtotal	4,180	3,703	477
Non-admitted	2,513	2,286	227
Admitted ordinary deferred tax assets	1,667	1,417	250
Capital:
Investments	424	1,708	(1,284)
Net capital loss carryforward	452	268	184
Subtotal	876	1,976	(1,100)
Statutory Valuation Allowance Adjustment	232	159	73
Non-admitted	644	1,817	(1,173)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,667	1,417	250
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	48	51	(3)
Policyholder reserves	2	15	(13)
Other (including items less than 5% of total ordinary tax liabilities)	53	56	(3)
Subtotal	103	122	(19)
Capital:
Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	$—	$—
Deferred tax liabilities	103	122	(19)
Net deferred tax assets	$1,564	$1,295	269

64

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2025	2024	Change
Total adjusted deferred tax assets	$4,823	$5,520	$(697)
Total deferred tax liabilities	103	122	$(19)
Net adjusted deferred tax assets	$4,720	$5,398	$(678)
Tax effect of unrealized gains (losses)			233
Tax effect on balance sheet only movement			(161)
Change in net deferred income tax			(606)
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2025		December 31, 2024		December 31, 2023
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$(15)	$21.0%	$341	21.0%	$(16)	21.0%
Change in valuation adjustment	73	$(103.8)	(24)	(1.5)	(120)	154.8
Disregarded entities	(16)	$22.4	(3)	(0.2)	1	(1.2)
Amortization of interest maintenance reserve	(120)	$170.5	(183)	(11.3)	(82)	105.5
Surplus adjustments	380	$(540.2)	17	1.1	50	(65.0)
Dividend received deduction	(23)	$32.5	(22)	(1.4)	(26)	33.2
Prior year return true-ups and adjustments	(37)	$53.4	(89)	(5.5)	(84)	108.5
Other permanent adjustments	(13)	$19.2	(27)	(1.6)	(3)	3.8
Change in non-admitted assets	(12)	$17.0	43	2.8	10	(12.7)
LTIP shortfall deduction	(4)	$5.1	(3)	(0.2)	(8)	10.7
Statutory income tax expense (benefit)	$213	$(302.9)%	$50	3.2%	$(278)	358.6%

Federal income taxes incurred	$(393)	$558.5%	$191	11.8%	$(222)	286.4%
Change in net deferred income taxes	606	$(861.4)	(141)	(8.6)	(56)	72.2
Total statutory income taxes	$213	$(302.9)%	$50	3.2%	$(278)	358.6%
At December 31, 2025, the Company had no foreign tax credit carryforwards.
At December 31, 2025, the Company had U.S. federal operating loss carryforwards of $70 million generated in 2025 with unlimited carryforward periods.
At December 31, 2025, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2029	$268
2030	$184
Total	$452

At December 31, 2025, the Company had no alternative minimum tax credits.
At December 31, 2025, the Company had no general business credit carryforwards.
At December 31, 2025, the Company had no CAMT credits.

65

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2023	$—
2024	—
2025	—
Total	$—
In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $5.1 billion and concluded that $232 million valuation allowance was required at December 31, 2025. The Company had concluded that $159 million valuation allowance was required on the DTAs of $5.7 billion at December 31, 2024.
The Company had no deposits admitted under Internal Revenue Code Section 6603.
The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2025	2024
Gross unrecognized tax benefits at beginning of year	$—	$7
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	(7)
Gross unrecognized tax benefits at end of year	$—	$—
At December 31, 2025 and 2024, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $0.2 million.
Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2025 and 2024, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2025 and 2024, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.
The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2025, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.
The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2007-2024 remain subject to examination by major tax jurisdictions.
The Company is not subject to the repatriation transition tax for the year ended December 31, 2025.
The Company joined with AGC Life, VALIC, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.
The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the

66

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.
The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).
16. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2025, the Company exceeded RBC requirements that would require any regulatory action.
The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.
The maximum amount, before considering the dividend test discussed below, that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to AGC Life (as immediate parent company), by the Company in 2026 is $1,250 million. The estimated ordinary dividend capacity of the Company is further limited by the fact that the dividend test under Texas insurance law is based on dividends previously paid over a rolling twelve-month period. Consequently, depending on the actual payment dates during 2026, some or all of the dividends estimated to be ordinary may require regulatory approval or non-disapproval. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

67

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2025, 2024 and 2023:

Date	Type	Cash or Non-cash	Amount (in millions)
2025
March 28, 2025	Ordinary	Cash	285
March 28, 2025	Extraordinary	Cash	102
June 23, 2025	Extraordinary	Cash	600
September 25, 2025	Ordinary	Cash	48
September 25, 2025	Extraordinary	Cash	1,272
December 22, 2025	Extraordinary	Cash	1,290

2024
June 26, 2024	Extraordinary	Cash	$200
September 23, 2024	Extraordinary	Cash	357
September 23, 2024	Ordinary	Cash	193
December 23, 2024	Extraordinary	Cash	408
December 23, 2024	Ordinary	Cash	142

2023
March 27, 2023	Ordinary	Cash	$500
June 20, 2023	Ordinary	Cash	500
September 19, 2023	Ordinary	Cash	500
December 20, 2023	Ordinary	Cash	481
December 20, 2023	Extraordinary	Cash	19
The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding at December 31, 2025.
The following table summarizes the Company's surplus notes issued and outstanding at December 31, 2025.

(in millions)

1	2	3	4	5	6	7	8
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/Or Principal
1	10/28/2024	5.725%	$500	YES	$500	$500	$—

1	9	10	11	12	13	14
Item Number	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider)	Current Year Principal paid	Life-To-Date Principal Paid	Date To Maturity
1	$29	$34	$—	$—	$—	10/28/2027

68

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

1	15	16	17	18	19
Item Number	Are Surplus Note Payments contractually Linked? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party( Y/N)	Type of Assets Received Upon Issuance
1	NO	NO	NO	YES	N/A

1	20	21	22
Item Number	Principal Amount of Amounts Received under Issuance	Book/Adjusted Carry Value of Asset	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
1	N/A	N/A	NO

On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company with cash. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.
The surplus notes are subordinate in right of payment to the claims of policyholders, claimants and beneficiaries and to all other classes of creditors.

17. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.
Employee Retirement and Postretirement Benefit Plans
Corebridge provides post-employment medical and life benefits for certain retired employees. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2025	2024	2023
Defined benefit plans	$—	$—	$7
Postretirement medical and life insurance plans	1	—	—
Total	$1	$—	$7
Defined Contribution Plan
The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $27 million, $26 million and $23 million in 2025, 2024 and 2023, respectively.

69

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Share-based and Deferred Compensation Plans
The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”) or stock options.PSUs are earned based on Corebridge achieving specified performance goals at the end of a three-year performance period. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.
The Company recognized compensation expenses of $33 million, $26 million and $23 million for the years ending December 31, 2025, 2024 and 2023, respectively, on the grant date of the awards.
18. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.
Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.
The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity at December 31, 2025 is $3.9 billion.
The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2025	2024
Membership stock - Class B	$7	$7
Activity stock	181	181
Excess stock	32	20
Total	$220	$208

Actual or estimated borrowing capacity as determined by the insurer	$8,325	$6,132
The Company did not hold any Class A at December 31, 2025 or 2024.
The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$9,568	$9,274	$6,649	$5,939

Maximum amount pledged during reporting period	9,568	9,274	6,893	6,211
The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2025	2024
Amount outstanding	$4,423	$4,423
Maximum amount borrowed during reporting period	$4,423	$4,475
While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2025 or 2024.
The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 31, 2017	67
10-year floating rate	January 12, 2017	57
10-year floating rate	June 14, 2016	254
5-year fixed rate	August 25, 2022	300
5-year fixed rate	March 01, 2023	506
5-year fixed rate	September 12, 2023	521

19. COMMITMENTS AND CONTINGENCIES

Commitments
The Company had commitments to provide funding to various limited partnerships totaling $2.9 billion at December 31, 2025 and $2.4 billion at December 31, 2024. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund.
At December 31, 2025 and 2024, the Company had $1.7 billion and $2.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans.
The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2025, the future minimum lease payments under the operating leases are as follows:

(in millions)
2026	$13
2027	10
2028	10
2029	8
2030	8
Thereafter	40
Total	$89
Rent expense was $12 million, $16 million and $15 million in 2025, 2024 and 2023, respectively.

71

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Contingencies
Legal Matters
The Company continues to defend against Moriarty v. American General Life Insurance Co. (S.D. Cal.), a putative class action involving Sections 10113.71 and 10113.72 of the California Insurance Code, which was instituted against the Company on July 18, 2017 in state court. The Company removed the matter to federal court on August 23, 2017. In general, those statutes require that for life-insurance policies issued and delivered in California: (1) the policy must contain a 60-day grace period following non-payment of premium during which the policy remains in force; (2) the insurer must provide a 30-day pre-lapse notice; and (3) the insurer must notify policy owners of the right to designate a secondary recipient for lapse notices. The plaintiff contends the Company did not comply with these requirements for a policy issued before these statutes went into effect. The plaintiff seeks damages and other relief. The Company asserts various defenses to the plaintiff’s claims and to class certification. In 2022, the District Court held that a trial was necessary to determine whether the Company was liable on the plaintiff’s breach of contract claim. Also in 2022, the District Court denied class certification and granted partial summary judgment for the Company on the plaintiff’s claim for breach of the implied covenant of good faith and fair dealing. In 2023, the case was reassigned to a new judge, who remanded the plaintiff’s claim for injunctive relief under California’s Unfair Competition Law (UCL) back to state court, and that action has been stayed ever since. The judge also granted the plaintiff’s motion for summary judgment on the plaintiff’s breach of contract claim and decided that good cause existed to allow the plaintiff to file a third motion for class certification. The Company appealed the 2023 summary-judgment decision to the Ninth Circuit.

While the Moriarty appeal was pending, the Ninth Circuit issued a published decision in Small v. Allianz Life Insurance Co. of North America, a related case presenting a substantially identical issue. The Ninth Circuit’s decision in Small squarely rejected the theory that the plaintiffs had advanced in that case and in Moriarty and embraced the argument, made by insurers, that any policyholder or beneficiary suing based on alleged breaches of Sections 10113.71 and 10113.72 must prove that the breaches actually caused them harm, for instance by resulting in missed payments or the lapse of the policy. On March 4, 2025, the panel in Moriarty issued a memorandum disposition without hearing oral argument, vacating the District Court’s 2023 summary-judgment order and remanding for further proceedings. The panel’s short opinion principally relies on the Ninth Circuit’s decision in Small. The Moriarty panel also denied the plaintiff’s request to certify a question to the California Supreme Court. In both Small and Moriarty, the Ninth Circuit denied the plaintiffs’ petitions for rehearing, and the U.S. Supreme Court denied the plaintiffs’ petition for a writ of certiorari on June 30, 2025. The Moriarty case thus returned to the District Court.

After returning to the District Court, the District Court entered an order on September 3, 2025, remanding the plaintiff’s claim for restitution under the UCL to state court. As a result, the plaintiff’s UCL claim is fully in state court and still subject to a stay pending resolution of the federal case. The plaintiff subsequently moved to lift the stay in state court, but the state court denied that motion on December 12, 2025. The plaintiff also moved to give notice to former putative class members of the denial of class certification; that motion was denied by the District Court on December 18, 2025.

On January 12, 2026, a jury trial began in the District Court on the plaintiff’s individual breach of contract claim. The jury rendered a verdict for the plaintiff on January 13, 2026, and the District Court is expected to enter a final judgment awarding the plaintiff the benefits of the policy (approximately $1 million), plus interest. The Company is evaluating its options for post-trial motions and/or another appeal to the Ninth Circuit. The plaintiff may move to lift the stay of state-court proceedings under the UCL upon the resolution of the federal case.

The Company is also defending other actions in California involving similar issues. Gevorgyan v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on January 17, 2025, and removed to federal court on March 27, 2025. Delgado v. American General Life Insurance Co. (C.D. Cal.) was filed in federal court on March 7, 2025. Rocklage v. American General Life Insurance Co. (N.D. Cal.) was filed in state court on April 21, 2025 and removed to federal court on May 30, 2025. Eisenberg v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on September 2, 2025, and removed to federal court on November 14, 2025. People of the State of California v. American General Life Insurance Co., et al. (Cal. Superior Court, San Diego County) was filed on October 17, 2024, against the Company, Lincoln Benefit Life Co., Everlake Life Insurance Co., and Transamerica Life Insurance Co., seeking civil penalties and equitable relief under California Business & Professions Code §§ 17200 et seq. On January 27, 2025, the Company filed a demurrer to the complaint. That demurrer was heard on July 10, 2025. The trial court sustained the Company’s demurrer as to misjoinder on August 25, 2025, but granted leave to amend. The plaintiff filed an Amended Complaint on September 11, 2025, and the Company filed an answer to that pleading on October 14, 2025.

72

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
These cases are in the early stages, and the Company expects their progress will be influenced by future developments in Moriarty and cases against other insurers involving the same insurance statutes. The Company has accrued its current estimate of probable loss with respect to these litigation matters.
Various other lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Regulatory Matters
Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.
Other Contingencies
All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.
The Company accrued $35 million and $39 million for GFA at December 31, 2025 and 2024, respectively. The Company has recorded receivables of $73 million and $73 million at December 31, 2025 and 2024, respectively, for expected recoveries against the payment of future premium taxes.
During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2025 and 2024. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.
At December 31, 2025 and 2024, the Company had admitted assets of $13 million and $49 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.
The Company did not receive any business interruption insurance recoveries during the periods covered by this report.

73

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
20. RELATED PARTY TRANSACTIONS

Affiliate Transactions
Corebridge Life Holdings has issued promissory notes to the Company in exchange for cash. The promissory notes were supported by guarantees issued by Corebridge for the benefit of the Company. The TDI issued letters allowing the Company to record the total amounts due under the promissory notes as admitted assets subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. Details of the promissory notes are as follows.

Effective Date	Maturity Date	Interest Rate	Amount
January 2, 2024	January 2, 2029	5.314%	$200,000,000
January 2, 2025	January 2, 2030	5.178%	150,000,000
March 14, 2025	March 14, 2032	5.350%	250,000,000
October 17, 2025	October 17, 2035	5.140%	200,000,000
On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.
See Note 14 for details of affiliate reinsurance transactions.
During the year ended December 31, 2025, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.
In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $2 million and $11 million in 2024 and 2023, respectively. AGLIC Bermuda made distributions to the Company of $0 million in 2024 and $738 million in 2023. Effective May 10, 2024, AGLIC Bermuda was dissolved.
At December 31, 2025, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, US Fund V, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $84.3 million, $71.2 million, $48.0 million, $67.7 million, $175 million, $52.5 million and $46.3 million respectively.
At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.4 million, $71.2 million, $61.3 million, $105.6 million, $48.9 million and $55.9 million respectively.
Financing Agreements
The Company and certain of its affiliates have a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.
At both December 31, 2025 and 2024, the Company did not have a balance outstanding under this facility.
Cut-Through Agreement
The Company and Corebridge Bermuda entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event Corebridge Bermuda becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by Corebridge Bermuda. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on Corebridge Bermuda’s books related to this agreement was approximately $245 thousand and $280 thousand for the years ending December 31, 2025 and 2024, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

74

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Investments in Subsidiary, Controlled and Affiliated Entities
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2025:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AGL LOAN INVESTMENTS CORPORATION	25	—	25	NA
AGL Alternative Holdings, LLC	770	—	770	NA
Freshwater RTC Holdings LLC	—	—	—	NA
SA Affordable Housing LLC	65	—	65	NA
SunAmerica Asset Management LLC	24	—	24	NA
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	NA
Kite Stratford Owner, LLC	25	—	25	NA
Corebridge U.S. Real Estate Fund V (A), LP	(2)	—	(2)	NA
GRE LB Industrial Joint Venture II, LP	29	—	29	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	134	—	134	NA
Bayshore PII Company LLC	9	—	9	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	66	—	66	NA
Corebridge U.S. Real Estate Fund III, LP	78	—	78	NA
Corebridge U.S. Real Estate Fund IV, LP	167	—	167	NA
Corebridge Europe Real Estate Fund I S.C.SP	12	—	12	NA
Bayshore Shopping Center JV LLC	12	—	12	NA
Corebridge U.S. Real Estate Fund II, LP	52	—	52	NA
Corebridge REI LB Southeast Industrial Joint Venture, LP.	71	—	71	NA
Corebridge U.S. Real Estate Fund I, LP	(30)	—	(30)	NA
Branch Retail Partners II, LP.	(2)	—	(2)	NA
Corebridge Bartlett Investor II LLC.	1	—	1	NA
Corebridge Papermill Investor II LLC.	1	—	1	NA
Corebridge U.S. LT Apartments JV, LP.	29	—	29	NA
COREBRIDGE DIRECT - SER B	3	3	—	NA
COREBRIDGE DIRECT - SER A	3	3	—	NA
COREBRIDGE DIRECT - NON VOTING	1	1	—	NA
AMERICAN GEN ANN SVC CORP	—	—	—	NA
UG Corp COM	—	—	—	NA
Total	$1,543	$7	$1,536

75

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AGL Loan Investments Corporation	$24	$—	$24	NA
Corebridge Direct - SER B	2	2	—	NA
Corebridge Direct - SER A	2	2	—	NA
Corebridge Direct - Non Voting	1	1	—	NA
American Gen Annuity Svc Corp	—	—	—	NA
UG Corp Com	—	—	—	NA
AGL Alternative Holdings, LLC	266	—	266	NA
Freshwater RTC Holdings LLC	(2)	—	(2)	NA
SA Affordable Housing LLC	220	—	220	NA
SunAmerica Asset Management LLC	21	—	21	NA
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	NA
SunAmerica Investors 3, LP (Whitehouse Hotel LP)	65	—	65	NA
Kite Stratford Owner, LLC	32	—	32	NA
GRE LB Industrial Joint Venture II, LP	32	—	32	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	108	—	108	NA
Bayshore PII Company LLC	10	—	10	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	61	—	61	NA
Corebridge U.S. Real Estate Fund III, LP	104	—	104	NA
Corebridge U.S. Real Estate Fund IV, LP	190	—	190	NA
Touchdown MGP, LLC (Varagon Wildfire Direct Management MGP, LLC)	—	—	—	NA
Corebridge Europe Real Estate Fund I S.C.SP	11	—	11	NA
Bayshore Shopping Center JV LLC	21	—	21	NA
Corebridge U.S. Real Estate Fund II, LP	74	—	74	NA
Corebridge REI LB Southeast Industrial Joint Venture, LP.	70	—	70	NA
Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA
Branch Retail Partners II, LP	(3)	—	(3)	NA
Corebridge Bartlett Investor II LLC	1	—	1	NA
Corebridge Papermill Investor II LLC	1	—	1	NA
Corebridge U.S. LT Apartments JV, LP	29	—	29	NA
Total	$1,314	$5	$1,309

Operating Agreements
The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, Corebridge Institutional Investments, LLC (formerly known as AIG Asset Management (U.S.), LLC), in the amount of $856 million at December 31, 2023.
Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the

76

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
service. The Company was charged $39 million, $44 million and $48 million under such agreements in 2025, 2024 and 2023, respectively.
Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $129 million in 2025, $110 million in 2024 and $119 million in 2023.
The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, Corebridge Markets, Inc. (See Note 7).
American Home and National Union Guarantees
The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.
The Company, as successor-in-interest to American General Life and Accident Insurance Company (“AGLA”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.
The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (“SAAL”) and SunAmerica Life Insurance Company (“SALIC”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.
The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (“AIG Life”), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (“National Union”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.
Other
The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.
21. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through March 20, 2026, the date the financial statements were issued.
On January 1, 2026, the Company sold all of the outstanding membership interests in SunAmerica Asset Management, LLC (“SAAMCo”) to Venerable Holdings, Inc., a Delaware corporation (“Venerable”). Immediately prior to the SAAMCo sale closing, 100% of the shares of its subsidiary Corebridge Capital Services, Inc. were transferred to the Company.

77

Supplemental Information

The accompanying supplemental schedules and interrogatories present selected statutory financial data as of December 31, 2025 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual. They agree to or are included in the amounts reported in the Company’s 2025
Statutory Annual Statement as filed with the Texas Department of Insurance. Captions not presented as not applicable to the Company.

78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2025
Investment income earned:
Government bonds	$16
Other bonds (unaffiliated)	6,524
Bonds of affiliates	30
Preferred stocks (unaffiliated)	10
Common stocks (unaffiliated)	12
Common stocks of affiliates	4
Cash and short-term investments	97
Mortgage loans	2,067
Real estate	15
Contract loans	67
Other invested assets	427
Derivative instruments	(607)
Miscellaneous income	9
Gross investment income	$8,671

Real estate owned - book value less encumbrances	$85

Mortgage loans - book value:
Commercial mortgages	$25,795
Residential mortgages	11,082
Mezzanine loans	952
Farm Loans	486
Total mortgage loans	$38,315

Mortgage loans by standing - book value:
Good standing	$37,242
Good standing with restructured terms	593
Greater than 90 days delinquent	—
Interest overdue more than 90 days, not in foreclosure	34
Foreclosure in process	88
Total mortgage loans	$37,957

Partnerships - statement value	$6,965

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$800
Common stocks	2,584

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$6,293
Over 1 year through 5 years	34,639
Over 5 years through 10 years	33,343
Over 10 years through 20 years	23,416
Over 20 years	25,410
Total maturity	$123,101

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$70,073
Class 2	46,876
Class 3	3,528
Class 4	2,062
Class 5	437
Class 6	125
Total by class	$123,101

Total bonds, short-term and cash equivalent bond investments publicly traded	43,722
Total bonds, short-term and cash equivalent bond investments privately traded	79,379

Preferred stocks - statement value	$280
Common stocks - market value	2,802
Short-term investments - book value	27
Cash equivalents - book value	432
Options, caps and floors owned - statement value	3,136
Collar, swap and forward agreements open - statement value	(733)
Futures contracts open - current value	(6)
Cash on deposit	552

79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA - (Continued)

(in millions)	December 31, 2025
Life insurance in-force:
Industrial	$662
Ordinary	92,268
Credit	—
Group	4,321

Amount of accidental death insurance in-force under ordinary policies	4,271

Life insurance policies with disability provisions in-force:
Industrial	190
Ordinary	35,491
Group life	29

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	425
Income payable	217

Ordinary - involving life contingencies:
Amount on deposit	364
Income payable	80

Group - not involving life contingencies:
Amount on deposit	—

Annuities:
Ordinary:
Immediate - amount of income payable	$1,450
Deferred, fully paid - account balance	89,238
Deferred, not fully paid - account balance	39,229

Group:
Amount of income payable	766
Fully paid - account balance	554
Not fully paid - account balance	14,788

Accident and health insurance - premiums in-force:
Other	$54
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$17,185
Dividend accumulations - account balance	453

Claim payments in 2025
Group accident & health:
2025	$—
2024	—
2023	3
2022	—
2021	—
Prior	178

Other accident & health:
2025	9
2024	1
2023	14
2022	1
2021	(79)
Prior	348

80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2025
(in millions)

1. The Company’s total admitted assets as of December 31, 2025 are $270.0 billion.
The Company’s total admitted assets, excluding separate accounts, as of December 31, 2025 are $186.8 billion.
2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	OIA	$1,465	0.80%
b.	Senior Direct Lending Program LLC	BONDS	1,143	0.60
c.	Corebridge Global Real Estate Investment Corp	OIA	622	0.30
d.	Rogers Communications, Inc.	BONDS	539	0.30
e.	Exelon Corporation	BONDS	519	0.30
f.	BLACKSTONE GROUP	OIA	476	0.30
g.	Southern Company	BONDS	471	0.30
h.	Duke Energy Corporation	BONDS	419	0.20
i.	Sempra Energy	BONDS	417	0.20
j.	Cliffwater Corporate Lending Fund	BONDS	411	0.20
3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$70,073	37.50%	P/RP - 1	$270	0.10%
NAIC - 2	46,876	25.10	P/RP - 2	4	—
NAIC - 3	3,528	1.90	P/RP - 3	5	—
NAIC - 4	2,062	1.10	P/RP - 4	—	—
NAIC - 5	437	0.20	P/RP - 5	1	—
NAIC - 6	126	0.10	P/RP - 6	—	—
4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$32,498	17.40%
b.	Foreign currency denominated investments	16,576	8.90
c.	Insurance liabilities denominated in that same foreign currency	—	—
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$30,330	16.20%
b.	Countries rated NAIC - 2	1,652	0.90
c.	Countries rated NAIC - 3 or below	516	0.30

81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$8,718	4.70%
	Country 2: Cayman Islands	3,413	1.80
b.	Countries rated NAIC - 2
	Country 1: Mexico	512	0.30
	Country 2: Indonesia	209	0.10
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	156	0.10
	Country 2: Dominican Republic	76	—
7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$16,576	8.90%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$16,552	8.90%
b.	Countries rated NAIC - 2	22	—
c.	Countries rated NAIC - 3 or below	2	—
9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$6,734	3.60%
	Country 2: Ireland	2,744	1.50
b.	Countries rated NAIC - 2
	Country 1: Italy	19	—
	Country 2: Peru	3	—
c.	Countries rated NAIC - 3 or below
	Country 1: Brazil	2	—
	Country 2:	—	—

82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	Scotland Gas Networks, plc	NAIC 1 - Bonds	$305	0.20%
b.	5555267	MORTGAGE LOAN	295	0.20
c.	Carlyle Group	Other invested Assest	285	0.20
d.	5555184	MORTGAGE LOAN	269	0.10
e.	EnBW Energie Baden-Wuerttemberg AG	NAIC 1 - Bonds	260	0.10
f.	HSBC Holdings plc	NAIC 1 - Bonds	243	0.10
g.	Greensaif Pipelines Bidco Sarl	NAIC 1 - Bonds	243	0.10
h.	Silver (BREDS)	Other invested Assest	242	0.10
i.	5555187	MORTGAGE LOAN	235	0.10
j.	5555261	MORTGAGE LOAN	235	0.10
11. Assets held in Canadian investments are less than 2.5 percent of the reporting entity’s total admitted assets.
12. Assets held in contractual sales restrictions :

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investments with contractual sales restrictions		$7,632	4.10%

Largest investment with contractual sales restrictions
a.	COMCAST CORPORATION	$164	0.10
b.	MORGAN STANLEY	133	0.10
c.	PEPSICO, INC.	118	0.10

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,218	0.70%
b.	Federal Home Loan Banks	220	0.10
c.	GENERAL ATLANTIC	196	0.10
d.	THOMA BRAVO LLC	142	0.10
e.	BLACKSTONE GROUP	132	0.10
f.	LS Power Equity Partners	111	0.10
g.	TEACHERS INSURANCE AND ANNUITY	107	0.10
h.	CBPE Capital	100	0.10
i.	Inflexion Private Equity Partners LLP	100	0.10
j.	Nationwide Mutual Insurance Co	97	0.10

83

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,365	0.70%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$328	0.20
b.	Federal Home Loan Bank of Dallas	220	0.10
c.	Carlyle Partners VIII L.P.	180	0.10

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	Carlyle Group	$1,465	$1,465	$—
b.	Corebridge Global Real Estate Investment Corp	622	—	622
c.	BLACKSTONE GROUP	476	476	—
d.	GENERAL ATLANTIC	196	196	—
e.	THOMA BRAVO LLC	142	142	—
f.	LS Power Equity Partners	111	111	—
g.	TEACHERS INSURANCE AND ANNUITY	107	107	—
h.	CBPE Capital	100	100	—
i.	Inflexion Private Equity Partners LLP	100	100	—
j.	Nationwide Mutual Insurance Co	97	97	—
15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.
16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.20%
b.	Agricultural Mortgage-STAT Farm Mortgage, Loan No. 5555275, GBR	332	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555267, ESP	295	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	272	0.10
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	269	0.10
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002781, MA	249	0.10
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002954, NY	247	0.10
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	235	0.10
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555261, NLD	235	0.10
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	223	0.10

84

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$699	0.40%
b.	Mortgage loans over 90 days past due	185	0.10
c.	Mortgage loans in the process of foreclosure	295	0.20
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	593	0.30
17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$60	—%	$908	0.50%	$—	—%
b.	91% to 95%	60	—	128	0.10	—	—
c.	81% to 90%	838	0.40	966	0.50	—	—
d.	71% to 80%	3,133	1.70	2,457	1.30	—	—
e.	below 70%	6,991	3.70	22,289	11.90	485	0.30
18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.
19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.
20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

				Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a.	Securities lending (do not include assets held as collateral for such transactions)	$3,857	2.10%	$3,499	$3,235	$3,353
b.	Repurchase agreements	1,135	0.60	411	142	459
c.	Reverse repurchase agreements	—	—	70	50	—
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—

85

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$—	—%	$—	—%
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—
22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

				Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$752	0.40%	$824	$913	$754
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	4,590	3,520	3,520
d.	Other	—	—	—	—	—
23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$55	—%	$152	$193	$48
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

86

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer credit obligations
U.S. government obligations	$1,248	0.7	$1,248	$—	$1,248	0.7%
Other U.S. government obligations	88	0.1	88	—	88	0.1
Non-U.S. sovereign jurisdiction securities	1,494	0.8	1,494	—	1,494	0.8
Municipal bonds - general obligations (direct & guaranteed)	313	0.2	313	—	313	0.2
Municipal bonds - special revenue	1,927	1.1	1,927	—	1,927	1.1
Project finance bonds issued by operating entities	5,457	3.1	5,457	—	5,457	3.1
Corporate bonds	54,192	30.5	54,192	—	54,192	30.5
Mandatory convertible bonds	—	—	—	—	—	—
Single entity backed obligations	2,074	1.2	2,074	—	2,074	1.2
SVO-Identified bond exchange traded funds - fair value	—	—	—	—	—	—
SVO-Identified bond exchange traded funds - systematic value	—	—	—	—	—	—
Bonds issued by funds representing operating entities	9,431	5.3	9,431	—	9,431	5.3
Bank loans - issued	—	—	—	—	—	—
Bank loans - acquired	3,436	1.9	3,436	—	3,436	1.9
Mortgages loans that qualify as SVO-Identified credit tenant loans	10	—	10	—	10	—
Certificates of deposit	—	—	—	—	—	—
Other issuer credit obligations	2	—	2	—	2	—
Total issuer credit obligations	$79,672	44.9	$79,672	$—	$79,672	44.9
Asset-backed securities
Financial asset-backed securities - self-liquidating	29,479	16.6	29,479	—	29,479	16.6
Financial asset-backed securities - not self-liquidating	1,122	0.6	1,122	—	1,122	0.6
Non-financial asset-backed securities	12,801	7.2	12,801	—	12,801	7.2
Total asset-backed securities	43,402	24.4	43,402	—	43,402	24.4
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$280	0.2	$280	$—	$280	0.2
Parent, subsidiaries and affiliates	—	—	—	$—	—	—
Total preferred stocks	$280	0.2	$280	$—	$280	0.2
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	225	0.1	225	—	225	0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	2,584	1.5	2,577	—	2,577	1.5
Mutual funds	—	—	—	—	—	—
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	—	—	—	—	—	—
Total common stocks	$2,809	1.6	$2,802	$—	$2,802	1.6
Mortgage loans:
Farm mortgages	$486	0.3	$486	$—	$486	0.3
Residential mortgages	11,082	6.2	11,082	$—	11,082	6.2
Commercial mortgages	25,795	14.5	25,795	$—	25,795	14.5
Mezzanine real estate loans	952	0.5	952	$—	952	0.5
Total valuation allowance	(361)	(0.2)	(361)	$—	(361)	(0.2)
Total mortgage loans	$37,954	21.3	$37,954	$—	$37,954	21.3
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	67	—	67	$—	67	—
Properties held for sale	18	—	18	$—	18	—
Total real estate	$85	—	$85	$—	$85	—

87

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Cash, cash equivalents and short-term investments:
Cash	$552	0.3	$552	$—	$552	0.3
Cash equivalents	432	0.2	432	$—	432	0.2
Short-term investments	27	—	27	$—	27	—
Total cash, cash equivalents and short-term investments	1,011	0.5	1,011	$—	1,011	0.5
Contract loans	1,164	0.6	1,141	$—	1,141	0.6
Derivatives	2,797	1.6	2,797	$—	2,797	1.6
Other invested assets	6,887	3.9	6,887	$—	6,887	3.9
Receivables for securities	78	—	78	$—	78	—
Securities Lending	—	—	—	$—	—	—
Derivative cash collateral and deferred asset for SSAP 108	1,758	1.0	1,758	$—	1,758	1.0
Total invested assets	$177,897	100.0	$177,867	$—	$177,867	100.0%

88

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
December 31, 2025
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.
1.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.
Yes [ ] No [ ] N/A [ X ]
2.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.
Yes [ ] No [ ] N/A [ X ]
3.    Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:
(a)    Provisions that permit the reporting of losses to be made less frequently than quarterly;
(b)    Provisions that permit settlements to be made less frequently than quarterly;
(c)    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
(d)    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]
4.    Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

89

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (continued)
December 31, 2025
5.    Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:
(a)    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or
Yes [ ] No [ X ] N/A [ ]
(b)    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?
Yes [ ] No [ X ] N/A [ ]
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________

90